NATIONWIDE VLI

SEPARATE

ACCOUNT-4

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2020 (inception) to December 31, 2020.

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 23, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 4, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 26, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 29, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 15, 2020 (inception) to December 31, 2020.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Statements of operations and changes in contract owners’ equity for the period from May 11, 2020 (inception) to October 23, 2020 (liquidation).

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from March 2, 2020 (inception) to December 31, 2020.

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from February 11, 2020 (inception) to December 31, 2020.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from January 16, 2020 (inception) to December 31, 2020.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from September 18, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from September 13, 2019 (inception) to December 31, 2019.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 10, 2019 (inception) to December 31, 2019.

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 8, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from July 5, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from April 1, 2019 (inception) to December 31, 2019.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from January 17, 2019 (inception) to December 31, 2019.

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2) (1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from January 7, 2019 (inception) to December 31, 2019.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Statement of operations for the period from January 1, 2020 to August 6, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to August 6, 2020 (liquidation) and the year ended December 31, 2019.

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon International Value (DVIV)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020 and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	1,665	$21,042	$23,125	$-	$23,125	$6	$23,119
ALVGIA	897,175	25,032,383	25,991,172	85	25,991,257	-	25,991,257
ALVIVA	269,498	3,632,334	3,894,247	9	3,894,256	-	3,894,256
ALVSVA	819,749	14,743,186	14,255,442	44	14,255,486	-	14,255,486
ACVCA	45,590	683,051	878,513	15	878,528	-	878,528
ACVI	161,094	1,768,498	2,271,429	18,451	2,289,880	-	2,289,880
ACVIG	2,097,889	18,861,124	21,566,301	228	21,566,529	-	21,566,529
ACVIP1	2,490,513	25,712,906	27,669,595	35	27,669,630	-	27,669,630
ACVIP2	683,149	7,071,333	7,576,120	4	7,576,124	-	7,576,124
ACVMV1	496,354	9,617,364	10,195,120	16	10,195,136	-	10,195,136
ACVV	1,246,086	12,422,581	13,918,781	2,747	13,921,528	-	13,921,528
AMVAA2	524,752	12,072,823	13,753,753	7	13,753,760	-	13,753,760
AMVBD2	5,197,197	57,367,049	60,963,124	20	60,963,144	-	60,963,144
AMVGB2	229,899	2,834,235	2,951,903	4	2,951,907	-	2,951,907
AMVGI2	21,402	1,042,513	1,169,813	-	1,169,813	5	1,169,808
AMVGR2	415,838	32,796,060	49,555,397	123	49,555,520	-	49,555,520
AMVGS2	88,552	2,134,510	2,794,712	14	2,794,726	-	2,794,726
AMVI2	1,269,675	24,379,895	29,888,143	71	29,888,214	-	29,888,214
AMVNW2	1,399,753	42,086,756	43,742,281	2	43,742,283	-	43,742,283
PIHYB1	429,276	3,762,809	3,992,267	-	3,992,267	550	3,991,717
BRVHYI	2,728,694	19,558,363	20,628,923	79,530	20,708,453	-	20,708,453
MLVGA2	571,651	9,524,397	11,095,747	-	11,095,747	8	11,095,739
MLVLC2	32,124	855,439	962,121	3	962,124	-	962,124
DCAP	523,845	20,291,344	24,715,017	-	24,715,017	517	24,714,500
DSC	26,112	1,144,986	1,296,743	8	1,296,751	-	1,296,751
DSIF	12,618,817	648,701,186	811,011,355	30,947	811,042,302	-	811,042,302
DSRG	331,538	11,515,025	15,661,843	23,674	15,685,517	-	15,685,517
DVMCS	137,701	2,402,525	2,744,384	19	2,744,403	-	2,744,403
DVSCS	7,771,915	128,878,680	148,132,708	303	148,133,011	-	148,133,011
CVSPIP	4,270	602,248	708,692	8	708,700	-	708,700
SASP5I	1,585,010	72,412,973	87,825,405	176	87,825,581	-	87,825,581
DAVVL	513,689	4,037,914	4,710,526	5	4,710,531	-	4,710,531
DWVEMS	232,205	5,248,144	6,805,929	19	6,805,948	-	6,805,948
DWVSVS	530,813	16,788,728	18,037,034	75	18,037,109	-	18,037,109
DFVGMI	13,429	171,453	194,583	-	194,583	5	194,578
DFVIPS	669,614	7,005,209	7,573,333	7	7,573,340	-	7,573,340
DFVIS	1,861	19,647	24,589	-	24,589	2	24,587
DFVIV	4,170	45,345	49,127	2	49,129	-	49,129
DFVULV	407,445	10,457,455	10,805,442	-	10,805,442	12,870	10,792,572
DFVUTV	121,314	2,163,749	2,233,385	20	2,233,405	-	2,233,405
DSGIBA	7,865	181,311	197,175	6	197,181	-	197,181
SVSLVB	1,975	22,429	25,619	1	25,620	-	25,620
SVSSVB	9,786	119,776	117,334	-	117,334	4	117,330
ETVFR	2,809,293	25,608,370	25,367,916	15	25,367,931	-	25,367,931
FQB	1,898,525	21,144,354	22,440,564	13	22,440,577	-	22,440,577
FVU2	68,559	727,847	760,316	-	760,316	2	760,314
FVUS2	167,826	1,869,523	1,872,937	-	1,872,937	10	1,872,927
FCS	833,051	29,401,140	39,894,791	371,177	40,265,968	-	40,265,968
FEIS	2,580,033	55,695,070	61,249,981	5,651	61,255,632	-	61,255,632
FEMS	967,167	10,958,096	14,285,053	33	14,285,086	-	14,285,086
FF05S	114,436	1,429,159	1,568,918	12	1,568,930	-	1,568,930

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
FF10S	244,587	3,201,701	3,487,815	17	3,487,832	-	3,487,832
FF15S	583,539	7,312,170	8,216,230	16	8,216,246	-	8,216,246
FF20S	2,032,610	27,379,881	30,428,179	322	30,428,501	-	30,428,501
FF25S	2,102,216	30,725,567	35,296,210	63	35,296,273	-	35,296,273
FF30S	3,045,947	44,068,054	51,141,446	61	51,141,507	-	51,141,507
FF35S	251,383	5,801,094	6,855,222	17	6,855,239	-	6,855,239
FF40S	978,967	21,053,873	25,365,031	34	25,365,065	-	25,365,065
FF45S	29,394	640,091	765,133	-	765,133	1	765,132
FF50S	94,903	1,899,677	2,219,781	16	2,219,797	-	2,219,797
FF55S	1,690	21,120	21,400	-	21,400	7	21,393
FF60S	27,277	312,550	345,059	4	345,063	-	345,063
FFINS	151,814	1,819,986	1,932,598	-	1,932,598	2	1,932,596
FGOS	8,762	317,506	677,947	451,269	1,129,216	-	1,129,216
FGS	1,604,466	112,578,121	164,329,400	317,318	164,646,718	-	164,646,718
FHIS	2,043,993	10,759,361	10,751,404	12	10,751,416	-	10,751,416
FIGBS	12,612,838	162,481,991	175,570,710	309	175,571,019	-	175,571,019
FIP	3,687	1,178,751	1,369,982	-	1,369,982	10	1,369,972
FMCS	937,818	30,319,025	35,899,676	165	35,899,841	-	35,899,841
FMMP	7,431,848	7,431,848	7,431,848	-	7,431,848	3	7,431,845
FNRS2	295,934	4,882,603	3,068,840	-	3,068,840	1	3,068,839
FOS	765,297	15,684,453	20,203,839	175	20,204,014	-	20,204,014
FRESS	202,151	3,561,536	3,507,320	8	3,507,328	-	3,507,328
FVMIS	15,326	171,545	215,643	-	215,643	1	215,642
FVSS	235,653	2,945,620	3,183,671	183	3,183,854	-	3,183,854
FTVDM2	311,759	2,818,393	3,628,875	11	3,628,886	-	3,628,886
FTVFA2	110,431	684,482	599,639	-	599,639	1	599,638
FTVGB1	948,605	15,331,818	13,745,291	6	13,745,297	-	13,745,297
FTVGI2	396,359	6,373,749	5,477,679	12	5,477,691	-	5,477,691
FTVIS2	353,215	5,279,968	5,312,346	7	5,312,353	-	5,312,353
FTVMD2	38,817	578,937	656,403	-	656,403	5	656,398
FTVRDI	616,532	16,287,059	18,600,777	-	18,600,777	-	18,600,777
FTVSV2	578,045	7,848,705	8,381,647	15	8,381,662	-	8,381,662
FTVSVI	640,130	10,482,424	9,729,972	36	9,730,008	-	9,730,008
TIF	56,717	768,732	769,643	1	769,644	-	769,644
TIF2	864,691	11,562,425	11,483,092	13	11,483,105	-	11,483,105
GVCSE	114,960	1,289,347	1,553,106	-	1,553,106	664	1,552,442
GVGMNS	1,813	20,895	22,824	-	22,824	-	22,824
GVGOPS	92,732	1,106,234	1,223,141	6	1,223,147	-	1,223,147
GVMCE	572,284	8,353,129	9,860,454	-	9,860,454	145	9,860,309
GVMSAS	1,049	9,291	9,915	2	9,917	-	9,917
RVARS	24,272	595,231	621,611	6	621,617	-	621,617
ACEG	32,049	2,351,787	2,855,593	-	2,855,593	4	2,855,589
ACGI	305,475	5,719,423	5,718,488	20	5,718,508	-	5,718,508
AVBVI	2	11	12	-	12	12	-
AVHY1	225,755	1,098,633	1,187,471	10	1,187,481	-	1,187,481
AVIE	862,559	32,222,872	36,676,027	76	36,676,103	-	36,676,103
AVMCCI	24,638	273,129	260,418	18	260,436	-	260,436
AVSCE	6,985	123,271	144,024	-	144,024	4	144,020
IVBRA1	161,334	1,701,537	1,690,775	-	1,690,775	7	1,690,768
OVAG	449,758	32,152,504	48,092,617	946,686	49,039,303	-	49,039,303
OVGI	1,348,891	36,878,877	40,345,334	-	40,345,334	24	40,345,310

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVGR	183,593	10,179,382	12,913,964	60,361	12,974,325	-	12,974,325
OVGS	1,857,421	74,938,394	96,808,758	1,347	96,810,105	-	96,810,105
OVIG	7,645,403	17,783,783	22,248,123	40	22,248,163	-	22,248,163
OVSB	3,862,508	19,830,355	18,694,538	-	18,694,538	4	18,694,534
OVSC	291,176	6,673,230	7,984,040	167	7,984,207	-	7,984,207
WRASP	668,759	5,862,865	6,983,454	5	6,983,459	-	6,983,459
WRGP	383,122	4,101,339	4,866,421	21	4,866,442	-	4,866,442
WRHIP	4,281,438	14,150,530	14,536,338	23	14,536,361	-	14,536,361
WRMCG	360,749	4,589,009	6,307,328	-	6,307,328	13	6,307,315
WRRESP	833,400	5,773,946	5,811,131	-	5,811,131	7	5,811,124
WRSTP	270,558	8,073,859	9,705,493	12	9,705,505	-	9,705,505
JPMMV1	4,162,739	42,473,121	45,332,231	109	45,332,340	-	45,332,340
JPSCE1	22,032	386,136	531,196	-	531,196	1	531,195
JABS	947,116	35,377,287	43,662,045	48	43,662,093	-	43,662,093
JACAS	1,245,869	45,296,592	65,981,244	146	65,981,390	-	65,981,390
JAEI	26,343	2,029,633	2,481,770	10	2,481,780	-	2,481,780
JAFBS	528,527	7,051,760	7,388,806	1	7,388,807	-	7,388,807
JAGTS	2,147,285	29,274,909	44,019,343	271	44,019,614	-	44,019,614
JAIGS	652,475	20,151,740	23,867,541	-	23,867,541	83	23,867,458
JAMGS	479,879	33,520,010	41,970,238	61	41,970,299	-	41,970,299
JAMVS	54,100	850,260	834,218	10	834,228	-	834,228
LZREMS	609,686	11,655,686	12,882,671	33	12,882,704	-	12,882,704
SBVSG	767,711	21,507,349	28,098,230	81	28,098,311	-	28,098,311
BNCAI	85,503	4,657,177	6,747,543	-	6,747,543	42	6,747,501
LOVBD	339,968	4,060,662	4,246,200	11	4,246,211	-	4,246,211
LOVMCV	45	909	1,076	-	1,076	15	1,061
LOVSDC	1,687,980	24,221,719	24,171,878	32	24,171,910	-	24,171,910
LOVTRC	2,147,038	36,193,691	37,251,112	43	37,251,155	-	37,251,155
MNVFRS	5,040	43,906	44,445	-	44,445	2	44,443
MMCGSC	127,666	1,248,548	1,471,984	-	1,471,984	6	1,471,978
MNDIC	88,643	1,844,278	2,389,805	15	2,389,820	-	2,389,820
MNDSC	149,368	2,812,668	3,526,584	16	3,526,600	-	3,526,600
MV2IGI	191,745	3,705,325	4,805,130	4	4,805,134	-	4,805,134
MV2RIS	2,096,576	37,227,007	37,528,717	-	37,528,717	-	37,528,717
MV3MVI	1,725	14,584	14,816	7	14,823	-	14,823
MV3MVS	161,078	1,263,630	1,369,167	7	1,369,174	-	1,369,174
MVBRES	30,675	1,518,262	1,738,655	9	1,738,664	-	1,738,664
MVFIC	525,733	9,950,440	10,724,958	22	10,724,980	-	10,724,980
MVFSC	4,862,634	91,517,289	97,058,170	209	97,058,379	-	97,058,379
MVIGIC	18,825	254,978	302,889	-	302,889	5	302,884
MVIVSC	3,225,973	82,719,067	111,199,295	147	111,199,442	-	111,199,442
MVRBSS	256,949	3,464,624	3,561,313	12	3,561,325	-	3,561,325
MSEM	1,017,792	7,652,448	7,877,711	-	7,877,711	-	7,877,711
MSVEG	159,960	7,134,967	11,233,987	42	11,234,029	-	11,234,029
MSVFI	223,240	2,477,900	2,616,375	58	2,616,433	-	2,616,433
MSVMG	163,118	3,032,657	4,810,342	-	4,810,342	36	4,810,306
MSVRE	304,239	5,855,810	5,211,606	-	5,211,606	38	5,211,568
VKVGR2	535,016	4,650,913	4,579,733	12	4,579,745	-	4,579,745
DTRTFB	14,689	149,084	149,531	4	149,535	-	149,535
EIF	757,799	12,566,879	14,693,720	310	14,694,030	-	14,694,030
GBF	10,268,681	109,999,252	115,933,403	189	115,933,592	-	115,933,592

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GEM	975,767	12,176,993	14,597,477	777	14,598,254	-	14,598,254
GIG	1,433,393	15,411,606	16,641,694	257	16,641,951	-	16,641,951
GVAAA2	468,625	11,657,299	12,507,606	15	12,507,621	-	12,507,621
GVABD2	158,060	1,891,605	1,996,297	6	1,996,303	-	1,996,303
GVAGG2	274,366	8,359,716	11,043,251	-	11,043,251	16	11,043,235
GVAGI2	87,854	4,700,734	4,957,611	-	4,957,611	12	4,957,599
GVAGR2	160,901	13,796,497	19,440,109	97	19,440,206	-	19,440,206
GVDMA	8,881,069	112,169,774	116,786,060	8,161	116,794,221	-	116,794,221
GVDMC	2,066,394	21,890,887	23,246,931	138	23,247,069	-	23,247,069
GVEX1	486,679	9,077,286	10,882,154	-	10,882,154	12	10,882,142
GVIDA	3,461,220	43,679,837	45,168,919	1,815	45,170,734	-	45,170,734
GVIDC	1,592,466	15,877,267	16,784,591	19	16,784,610	-	16,784,610
GVIDM	6,775,341	81,734,958	81,778,365	168	81,778,533	-	81,778,533
GVIX2	378,370	3,514,673	3,935,048	-	3,935,048	4	3,935,044
HIBF	3,368,382	22,056,945	22,062,904	1,273	22,064,177	-	22,064,177
IDPG	1,274	14,314	15,304	4	15,308	-	15,308
IDPGI	738	8,036	8,448	1	8,449	-	8,449
MCIF	5,391,976	119,460,847	123,638,003	235	123,638,238	-	123,638,238
MSBF	1,148,274	10,422,714	10,564,117	3	10,564,120	-	10,564,120
NCPG	8,195	85,089	92,769	7	92,776	-	92,776
NCPGI	1,743	18,631	19,226	1	19,227	-	19,227
NJMMA2	5,500	53,437	54,997	3	55,000	-	55,000
NJMMAY	77,426	749,582	780,458	1	780,459	-	780,459
NVAMV1	2,380,571	37,383,437	35,589,537	2,611	35,592,148	-	35,592,148
NVAMVX	1,362,770	17,535,255	20,332,526	13	20,332,539	-	20,332,539
NVBX	34,134,391	361,688,608	381,622,489	236	381,622,725	-	381,622,725
NVCBD1	325,298	3,612,773	3,724,659	9	3,724,668	-	3,724,668
NVCCA1	421,647	4,155,422	4,477,896	-	4,477,896	14	4,477,882
NVCCN1	394,495	4,015,187	4,303,936	9	4,303,945	-	4,303,945
NVCMA1	812,295	7,803,765	7,741,169	-	7,741,169	4	7,741,165
NVCMC1	259,739	2,676,355	2,877,907	-	2,877,907	1	2,877,906
NVCMD1	784,809	8,522,432	8,530,872	19	8,530,891	-	8,530,891
NVCRA1	303,981	2,882,665	3,304,274	11	3,304,285	-	3,304,285
NVCRB1	570,507	5,906,974	6,423,913	3	6,423,916	-	6,423,916
NVDBL2	133,189	2,049,886	2,157,669	-	2,157,669	3	2,157,666
NVDCA2	43,806	768,610	802,525	5	802,530	-	802,530
NVDCAP	8,768	147,968	159,920	-	159,920	3	159,917
NVFIII	22,229	249,711	251,183	4	251,187	-	251,187
NVGEII	2,796	33,151	37,769	2	37,771	-	37,771
NVIDMP	87,888	1,013,916	1,056,413	1	1,056,414	-	1,056,414
NVIE6	18,353	163,695	211,064	3	211,067	-	211,067
NVIX	2,974,057	28,026,160	30,959,933	46	30,959,979	-	30,959,979
NVLCP1	186,039	2,131,525	2,277,113	-	2,277,113	6	2,277,107
NVMIG1	1,859,038	20,428,678	22,475,766	4	22,475,770	-	22,475,770
NVMIVX	469,336	4,287,590	5,050,058	3	5,050,061	-	5,050,061
NVMLG1	1,973,415	20,157,586	17,642,328	44	17,642,372	-	17,642,372
NVMMG1	4,921,823	52,522,191	68,167,252	25	68,167,277	-	68,167,277
NVMMV1	1,035,147	7,333,888	8,001,688	17	8,001,705	-	8,001,705
NVMMV2	1,569,727	15,329,143	12,228,176	-	12,228,176	4	12,228,172
NVNMO1	1,573,715	15,789,250	19,262,267	-	19,262,267	8	19,262,259
NVNSR1	12,719	167,828	179,089	-	179,089	4	179,085

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVOLG1	11,002,726	194,759,320	207,291,356	-	207,291,356	7	207,291,349
NVRE1	4,106,522	27,202,153	29,813,349	12	29,813,361	-	29,813,361
NVSIX2	170,792	1,644,635	1,557,621	3	1,557,624	-	1,557,624
NVSTB1	3,075,505	32,274,348	32,108,273	55	32,108,328	-	32,108,328
NVSTB2	311,609	3,213,368	3,237,617	1	3,237,618	-	3,237,618
NVTIV3	77,822	883,169	837,359	5	837,364	-	837,364
SAM	38,662,778	38,662,778	38,662,778	-	38,662,778	167,712	38,495,066
SAM5	225,618,984	225,618,984	225,618,984	177	225,619,161	-	225,619,161
SCF	2,466,813	47,344,436	49,311,584	2,516	49,314,100	-	49,314,100
SCGF	1,743,089	29,314,299	34,251,696	89	34,251,785	-	34,251,785
SCVF	4,318,557	44,929,827	37,873,743	78	37,873,821	-	37,873,821
TRF	2,039,134	37,439,303	47,980,813	28,044	48,008,857	-	48,008,857
AMCG	46,809	1,392,661	1,863,010	2,359	1,865,369	-	1,865,369
AMMCGS	30,768	809,211	1,109,485	5	1,109,490	-	1,109,490
AMRI	1,865	26,752	28,713	3	28,716	-	28,716
AMSRS	86,654	2,161,760	2,659,400	525	2,659,925	-	2,659,925
AMTB	266,497	2,812,021	2,846,191	-	2,846,191	4	2,846,187
NOTB3	4,137	48,120	49,019	-	49,019	6	49,013
NOTG3	4,271	47,462	50,017	-	50,017	6	50,011
NOTMG3	12,097	140,247	147,709	1	147,710	-	147,710
PMVAAA	469,241	4,665,425	5,194,494	11	5,194,505	-	5,194,505
PMVFBA	154,195	1,527,111	1,623,673	39	1,623,712	-	1,623,712
PMVFHA	33,540	378,407	376,990	4	376,994	-	376,994
PMVGBA	51,139	566,997	623,383	5	623,388	-	623,388
PMVHYA	108,491	818,777	869,012	70	869,082	-	869,082
PMVLDA	3,966,493	40,587,391	41,172,199	610	41,172,809	-	41,172,809
PMVLGA	1,260,948	18,097,925	18,624,199	571	18,624,770	-	18,624,770
PMVRRA	3,745,120	47,627,703	52,132,065	2,871	52,134,936	-	52,134,936
PMVRSA	24,834	163,071	150,243	-	150,243	1	150,242
PMVTRA	7,007,025	77,228,213	81,211,417	2,817	81,214,234	-	81,214,234
PVEIB	66,600	1,586,597	1,698,976	6	1,698,982	-	1,698,982
PVGOB	248,177	3,138,373	3,610,974	-	3,610,974	-	3,610,974
PVTIGB	73,116	1,031,107	1,204,950	-	1,204,950	7	1,204,943
PVTSCB	104,010	795,533	1,041,136	5	1,041,141	-	1,041,141
ROCMC	213,037	1,959,958	2,537,274	-	2,537,274	26	2,537,248
TRBCGP	2,560,739	96,738,212	129,855,076	201	129,855,277	-	129,855,277
TREI2	771,086	19,531,145	20,125,337	63	20,125,400	-	20,125,400
TRHS2	278,133	12,717,492	16,120,568	5	16,120,573	-	16,120,573
TRLT1	2,599,403	12,887,051	12,997,016	-	12,997,016	400	12,996,616
TRMCG2	1,145,944	31,068,249	36,246,217	122	36,246,339	-	36,246,339
TRNAG1	1,944,838	62,957,819	77,132,287	105	77,132,392	-	77,132,392
TRPSB1	406,067	8,455,425	9,307,066	2	9,307,068	-	9,307,068
VWEM	682,864	9,230,152	11,533,567	411	11,533,978	-	11,533,978
VWHA	724,734	12,264,465	16,292,021	73	16,292,094	-	16,292,094
VVB	539,997	12,190,142	13,867,118	44	13,867,162	-	13,867,162
VVCG	427,412	14,166,314	19,323,298	41	19,323,339	-	19,323,339
VVEI	7,192	141,755	165,920	1	165,921	-	165,921
VVEIX	1,943	78,998	104,433	-	104,433	4	104,429
VVHGB	4,824,089	57,765,009	61,796,576	69	61,796,645	-	61,796,645
VVI	418,912	11,189,567	18,251,982	37	18,252,019	-	18,252,019
VVMCI	1,129,392	23,522,278	29,104,443	76	29,104,519	-	29,104,519

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
VVREI	238,127	2,895,294	2,959,921	7	2,959,928	-	2,959,928
VVSCG	348,399	7,402,261	8,532,301	15	8,532,316	-	8,532,316
VVSTC	2,157	23,217	23,990	1	23,991	-	23,991
VVTISI	867,508	16,420,822	19,935,330	47	19,935,377	-	19,935,377
VRVDRI	145,390	2,182,577	2,573,408	16	2,573,424	-	2,573,424
SVDF	669,258	20,710,302	32,612,929	18	32,612,947	-	32,612,947
SVOF	285,165	7,348,446	8,449,446	198	8,449,644	-	8,449,644
WFVSCG	688,096	7,199,222	10,128,774	-	10,128,774	17	10,128,757

Total (unaudited)			$6,233,810,008	$2,372,868	$6,236,182,876	$183,403	$6,235,999,473

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAA	ALVGIA	ALVIVA	ALVIVB	ALVSVA	ACVCA	ACVI
Reinvested dividends	$76,744,716	378	382,072	64,829	283	128,061	-	10,478
Mortality and expense risk charges (note 3)	(6,593,375)	-	(41,113)	(2,917)	-	(7,526)	(1,582)	(2,287)

Net investment income (loss)	70,151,341	378	340,959	61,912	283	120,535	(1,582)	8,191

Realized gain (loss) on investments	60,011,207	790	(2,578,599)	(89,796)	(1,482)	(564,331)	77,352	(26,376)
Change in unrealized gain (loss) on investments	434,974,239	-	1,024,105	163,706	(1,038)	417,255	133,874	392,493

Net gain (loss) on investments	494,985,446	790	(1,554,494)	73,910	(2,520)	(147,076)	211,226	366,117

Reinvested capital gains	233,748,104	-	1,297,893	-	-	586,193	80,548	31,603

Net increase (decrease) in contract owners’ equity resulting from operations	$798,884,891	1,168	84,358	135,822	(2,237)	559,652	290,192	405,911

Investment Activity:	ACVIG	ACVIP1	ACVIP2	ACVMV1	ACVV	AMVAA2	AMVBD2	AMVGB2
Reinvested dividends	$380,240	415,866	102,686	166,106	304,493	206,526	1,240,196	29,244
Mortality and expense risk charges (note 3)	(5,117)	(50,891)	-	(5,723)	(21,316)	(21,007)	(61,454)	(775)

Net investment income (loss)	375,123	364,975	102,686	160,383	283,177	185,519	1,178,742	28,469

Realized gain (loss) on investments	1,035,003	432,059	35,286	(866,012)	(689,206)	(109,896)	194,143	13,003
Change in unrealized gain (loss) on investments	(635,925)	1,568,930	564,246	665,420	(365,047)	1,175,357	3,675,400	117,668

Net gain (loss) on investments	399,078	2,000,989	599,532	(200,592)	(1,054,253)	1,065,461	3,869,543	130,671

Reinvested capital gains	1,057,848	-	-	-	375,258	56,537	573,430	4,294

Net increase (decrease) in contract owners’ equity resulting from operations	$1,832,049	2,365,964	702,218	(40,209)	(395,818)	1,307,517	5,621,715	163,434

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMVGI2	AMVGR2	AMVGS2	AMVI2	AMVNW2	PIHYB1	BRVHYI	MLVGA2
Reinvested dividends	$10,305	121,616	4,308	167,691	3,216	183,420	972,657	113,283
Mortality and expense risk charges (note 3)	1,381	(79,007)	(5,216)	(42,992)	(7,683)	(5,209)	(31,153)	(2,638)

Net investment income (loss)	11,686	42,609	(908)	124,699	(4,467)	178,211	941,504	110,645

Realized gain (loss) on investments	(5,116)	1,914,347	115,145	(674,497)	(680)	(91,784)	(255,147)	43,866
Change in unrealized gain (loss) on investments	127,045	14,448,815	334,781	4,472,413	1,355,758	148,241	490,603	1,176,416

Net gain (loss) on investments	121,929	16,363,162	449,926	3,797,916	1,355,078	56,457	235,456	1,220,282

Reinvested capital gains	2,516	901,275	160,861	-	47,453	-	-	521,339

Net increase (decrease) in contract owners’ equity resulting from operations	$136,131	17,307,046	609,879	3,922,615	1,398,064	234,668	1,176,960	1,852,266

Investment Activity:	MLVLC2	DCAP	DSC	DSIF	DSRG	DVMCS	DVSCS	CVSPIP
Reinvested dividends	$7,919	169,969	6,362	10,836,797	145,787	23,879	1,013,917	10,176
Mortality and expense risk charges (note 3)	(2,012)	(4,172)	-	(891,948)	(493)	(5,541)	(162,392)	(2,026)

Net investment income (loss)	5,907	165,797	6,362	9,944,849	145,294	18,338	851,525	8,150

Realized gain (loss) on investments	(217,305)	(579,817)	(177,483)	32,544,740	408,326	(285,379)	(7,053,976)	(98,464)
Change in unrealized gain (loss) on investments	214,297	3,534,230	364,623	29,486,305	2,367,096	430,357	12,290,864	29,013

Net gain (loss) on investments	(3,008)	2,954,413	187,140	62,031,045	2,775,422	144,978	5,236,888	(69,451)

Reinvested capital gains	76,680	1,763,790	-	44,623,318	158,207	-	5,773,387	20,046

Net increase (decrease) in contract owners’ equity resulting from operations	$79,579	4,884,000	193,502	116,599,212	3,078,923	163,316	11,861,800	(41,255)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	SASP5I	DAVVL	DWVEMS	DWVSVS	DFVGMI	DFVIPS	DFVIS	DFVIV
Reinvested dividends	$893,376	29,833	26,755	156,254	2,138	81,289	449	1,059
Mortality and expense risk charges (note 3)	(135,744)	(5,860)	(11,107)	(27,891)	-	(11,310)	31	42

Net investment income (loss)	757,632	23,973	15,648	128,363	2,138	69,979	480	1,101

Realized gain (loss) on investments	1,516,802	(533,946)	267,880	(2,834,446)	1,264	40,183	22	(274)
Change in unrealized gain (loss) on investments	15,412,432	854,213	996,980	1,531,979	14,023	504,822	4,942	3,782

Net gain (loss) on investments	16,929,234	320,267	1,264,860	(1,302,467)	15,287	545,005	4,964	3,508

Reinvested capital gains	141,940	119,331	100,391	890,893	2,312	42,904	396	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,828,806	463,571	1,380,899	(283,211)	19,737	657,888	5,840	4,609

Investment Activity:	DFVULV	DFVUTV	DSGIBA	SVSLVB	SVSSVB	ETVFR	FQB	FVU2
Reinvested dividends	$210,836	33,962	5,234	564	1,838	814,794	613,791	19,224
Mortality and expense risk charges (note 3)	(19,487)	(3,815)	-	(57)	(206)	(55,932)	(15,508)	-

Net investment income (loss)	191,349	30,147	5,234	507	1,632	758,862	598,283	19,224

Realized gain (loss) on investments	(106,646)	(191,206)	(4,730)	(5,508)	(43,749)	(469,544)	(9,694)	(1,854)
Change in unrealized gain (loss) on investments	(278,586)	199,650	10,485	116	16,633	57,428	1,030,542	(16,510)

Net gain (loss) on investments	(385,232)	8,444	5,755	(5,392)	(27,116)	(412,116)	1,020,848	(18,364)

Reinvested capital gains	-	-	3,855	1,447	13,527	-	65,741	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(193,883)	38,591	14,844	(3,438)	(11,957)	346,746	1,684,872	860

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FVUS2	FCS	FEIS	FEMS	FF05S	FF10S	FF15S	FF20S
Reinvested dividends	$2,598	49,456	940,638	87,404	17,954	38,768	95,040	332,432
Mortality and expense risk charges (note 3)	(1,026)	(64,571)	(17,740)	(18,797)	(2,716)	(681)	(10,964)	(37,948)

Net investment income (loss)	1,572	(15,115)	922,898	68,607	15,238	38,087	84,076	294,484

Realized gain (loss) on investments	9,010	981,287	(345,869)	346,349	12,402	72,518	65,688	350,487
Change in unrealized gain (loss) on investments	3,207	8,554,248	507,176	2,058,637	75,818	113,641	626,599	1,721,073

Net gain (loss) on investments	12,217	9,535,535	161,307	2,404,986	88,220	186,159	692,287	2,071,560

Reinvested capital gains	-	169,281	2,489,437	1,082,815	35,955	98,524	372,566	1,730,222

Net increase (decrease) in contract owners’ equity resulting from operations	$13,789	9,689,701	3,573,642	3,556,408	139,413	322,770	1,148,929	4,096,266

Investment Activity:	FF25S	FF30S	FF35S	FF40S	FF45S	FF50S	FF55S	FF60S
Reinvested dividends	$363,104	516,185	60,356	193,945	6,051	15,409	151	2,530
Mortality and expense risk charges (note 3)	(59,330)	(61,457)	(10,633)	(41,602)	(1,258)	(2,790)	(35)	(157)

Net investment income (loss)	303,774	454,728	49,723	152,343	4,793	12,619	116	2,373

Realized gain (loss) on investments	444,288	831,911	141,187	294,826	30,850	2,281	(2,091)	2,265
Change in unrealized gain (loss) on investments	2,533,478	4,107,391	795,258	2,525,972	109,951	247,829	236	32,465

Net gain (loss) on investments	2,977,766	4,939,302	936,445	2,820,798	140,801	250,110	(1,855)	34,730

Reinvested capital gains	1,383,590	1,950,826	176,285	1,012,443	18,143	45,076	533	9,147

Net increase (decrease) in contract owners’ equity resulting from operations	$4,665,130	7,344,856	1,162,453	3,985,584	163,737	307,805	(1,206)	46,250

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FFINS	FGOS	FGS	FHIS	FIGBS	FIP	FMCS	FMMP
Reinvested dividends	$21,339	34	77,581	530,618	3,587,975	287,180	170,217	35,215
Mortality and expense risk charges (note 3)	(3,441)	(616)	(81,123)	(11,035)	(250,535)	(27,490)	(18,116)	(23,464)

Net investment income (loss)	17,898	(582)	(3,542)	519,583	3,337,440	259,690	152,101	11,751

Realized gain (loss) on investments	(8,985)	6,689	7,277,485	(264,399)	2,337,162	15,108,637	(193,552)	-
Change in unrealized gain (loss) on investments	75,010	240,048	30,242,235	3,530	8,410,670	(18,751,795)	5,343,594	-

Net gain (loss) on investments	66,025	246,737	37,519,720	(260,869)	10,747,832	(3,643,158)	5,150,042	-

Reinvested capital gains	34,328	28,229	12,088,285	-	59,752	259,387	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$118,251	274,384	49,604,463	258,714	14,145,024	(3,124,081)	5,302,143	11,751

Investment Activity:	FNRS2	FOS	FRESS	FVMIS	FVSS	FTVDM2	FTVFA2	FTVGB1
Reinvested dividends	$76,876	60,442	66,496	2,499	32,750	124,155	7,914	1,366,382
Mortality and expense risk charges (note 3)	-	(2,155)	(4,201)	214	(44)	-	-	(30,007)

Net investment income (loss)	76,876	58,287	62,295	2,713	32,706	124,155	7,914	1,336,375

Realized gain (loss) on investments	(496,184)	135,592	(78,060)	(1)	(323,121)	162,658	(17,692)	(1,379,400)
Change in unrealized gain (loss) on investments	(1,095,934)	2,317,521	(233,020)	44,098	317,535	121,880	(69,108)	(899,632)

Net gain (loss) on investments	(1,592,118)	2,453,113	(311,080)	44,097	(5,586)	284,538	(86,800)	(2,279,032)

Reinvested capital gains	-	79,531	119,793	-	165,021	77,916	141,008	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,515,242)	2,590,931	(128,992)	46,810	192,141	486,609	62,122	(942,657)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVGI2	FTVIS2	FTVMD2	FTVRDI	FTVSV2	FTVSVI	TIF	TIF2
Reinvested dividends	$484,516	316,702	16,745	246,171	115,267	140,876	24,902	355,407
Mortality and expense risk charges (note 3)	(158)	-	(1,412)	-	(14,740)	-	-	(14,310)

Net investment income (loss)	484,358	316,702	15,333	246,171	100,527	140,876	24,902	341,097

Realized gain (loss) on investments	(182,901)	(177,223)	(207,050)	274,039	(1,804,901)	(836,155)	(16,247)	(647,531)
Change in unrealized gain (loss) on investments	(616,521)	(190,344)	90,071	1,241,688	1,413,787	642,288	(22,720)	(232,670)

Net gain (loss) on investments	(799,422)	(367,567)	(116,979)	1,515,727	(391,114)	(193,867)	(38,967)	(880,201)

Reinvested capital gains	-	4,486	13,412	850,640	490,263	504,812	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(315,064)	(46,379)	(88,234)	2,612,538	199,676	451,821	(14,065)	(539,104)

Investment Activity:	GVCSE	GVGMNS	GVGOPS	GVMCE	GVMSAS	RVARS	ACEG	ACGI
Reinvested dividends	$2,953	62	-	53,281	181	7,983	1,246	115,013
Mortality and expense risk charges (note 3)	(1,845)	-	(1,721)	(19,645)	-	-	-	(8,316)

Net investment income (loss)	1,108	62	(1,721)	33,636	181	7,983	1,246	106,697

Realized gain (loss) on investments	(196,813)	(2,649)	31,050	(784,027)	4	3,731	61,355	(1,054,983)
Change in unrealized gain (loss) on investments	322,325	2,337	114,335	1,117,680	657	21,699	429,376	790,117

Net gain (loss) on investments	125,512	(312)	145,385	333,653	661	25,430	490,731	(264,866)

Reinvested capital gains	18,361	319	199,586	135,336	-	-	130,022	84,671

Net increase (decrease) in contract owners’ equity resulting from operations	$144,981	69	343,250	502,625	842	33,413	621,999	(73,498)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AVBVI	AVHY1	AVIE	AVMCCI	AVSCE	IVBRA1	OVAG	OVGI
Reinvested dividends	$-	50,662	748,155	1,630	405	126,650	13,219	546,178
Mortality and expense risk charges (note 3)	-	(2,305)	(64,479)	(123)	(295)	-	(11,718)	(16,653)

Net investment income (loss)	-	48,357	683,676	1,507	110	126,650	1,501	529,525

Realized gain (loss) on investments	(9,533)	(127,404)	658,721	(32,002)	(8,195)	(29,384)	2,151,785	1,597,793
Change in unrealized gain (loss) on investments	9,192	80,945	2,167,850	5,048	23,025	(22,542)	9,332,399	(774,760)

Net gain (loss) on investments	(341)	(46,459)	2,826,571	(26,954)	14,830	(51,926)	11,484,184	823,033

Reinvested capital gains	-	-	720,790	46,133	10,083	81,646	2,755,710	3,596,896

Net increase (decrease) in contract owners’ equity resulting from operations	$(341)	1,898	4,231,037	20,686	25,023	156,370	14,241,395	4,949,454

Investment Activity:	OVGR	OVGS	OVIG	OVSB	OVSC	WRASP	WRGP	WRHIP
Reinvested dividends	$-	566,473	174,147	1,036,707	39,511	127,786	-	1,101,975
Mortality and expense risk charges (note 3)	(23,238)	(89,544)	(32,376)	-	(917)	(1,146)	(4,221)	(29,212)

Net investment income (loss)	(23,238)	476,929	141,771	1,036,707	38,594	126,640	(4,221)	1,072,763

Realized gain (loss) on investments	75,997	520,792	480,580	(415,329)	(364,633)	(20,200)	(120,343)	(894,847)
Change in unrealized gain (loss) on investments	1,633,738	16,967,868	3,412,401	(58,199)	1,537,233	598,047	752,340	458,761

Net gain (loss) on investments	1,709,735	17,488,660	3,892,981	(473,528)	1,172,600	577,847	631,997	(436,086)

Reinvested capital gains	1,560,764	2,951,486	257,213	-	89,495	106,027	522,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,247,261	20,917,075	4,291,965	563,179	1,300,689	810,514	1,149,983	636,677

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRMCG	WRRESP	WRSTP	JPMMV1	JPSCE1	JABS	JACAS	JAEI
Reinvested dividends	$-	93,906	-	589,470	5,055	587,049	91,566	1,608
Mortality and expense risk charges (note 3)	(7,834)	(6,989)	(4,963)	(76,992)	(649)	(58,054)	(20,462)	-

Net investment income (loss)	(7,834)	86,917	(4,963)	512,478	4,406	528,995	71,104	1,608

Realized gain (loss) on investments	439,073	3,910	998,269	(1,609,807)	(160,993)	1,880,396	2,178,918	25,202
Change in unrealized gain (loss) on investments	1,231,811	(689,289)	880,377	13,931	172,989	2,046,614	12,512,978	182,969

Net gain (loss) on investments	1,670,884	(685,379)	1,878,646	(1,595,876)	11,996	3,927,010	14,691,896	208,171

Reinvested capital gains	336,771	429,752	1,025,078	2,459,433	33,288	576,692	4,197,214	159,852

Net increase (decrease) in contract owners’ equity resulting from operations	$1,999,821	(168,710)	2,898,761	1,376,035	49,690	5,032,697	18,960,214	369,631

Investment Activity:	JAFBS	JAGTS	JAIGS	JAMGS	JAMVS	LZREMS	SBVSG	BNCAI
Reinvested dividends	$166,815	1,031	241,549	-	7,991	281,724	-	-
Mortality and expense risk charges (note 3)	(9,329)	(12,758)	(9,028)	(56,957)	(1,536)	(19,484)	(37,157)	(10,940)

Net investment income (loss)	157,486	(11,727)	232,521	(56,957)	6,455	262,240	(37,157)	(10,940)

Realized gain (loss) on investments	329,283	4,155,349	(509,310)	1,380,127	(12,115)	(1,518,101)	(105,684)	846,888
Change in unrealized gain (loss) on investments	151,405	7,227,338	3,470,078	4,241,519	(28,446)	880,413	6,697,997	675,201

Net gain (loss) on investments	480,688	11,382,687	2,960,768	5,621,646	(40,561)	(637,688)	6,592,313	1,522,089

Reinvested capital gains	-	2,993,656	-	2,645,470	15,152	-	1,864,361	113,979

Net increase (decrease) in contract owners’ equity resulting from operations	$638,174	14,364,616	3,193,289	8,210,159	(18,954)	(375,448)	8,419,517	1,625,128

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LOVBD	LOVMCV	LOVSDC	LOVTRC	MNVFRS	MMCGSC	MNDIC	MNDSC
Reinvested dividends	$153,748	11	650,115	850,548	160	-	-	-
Mortality and expense risk charges (note 3)	(7,570)	(1)	(41,271)	(67,708)	(11)	(716)	-	(284)

Net investment income (loss)	146,178	10	608,844	782,840	149	(716)	-	(284)

Realized gain (loss) on investments	72,232	(2,320)	(205,731)	279,420	-	44,318	(9,082)	3,569
Change in unrealized gain (loss) on investments	54,045	711	227,598	546,300	539	219,819	557,401	702,736

Net gain (loss) on investments	126,277	(1,609)	21,867	825,720	539	264,137	548,319	706,305

Reinvested capital gains	-	-	-	676,850	-	96,190	155,504	168,125

Net increase (decrease) in contract owners’ equity resulting from operations	$272,455	(1,599)	630,711	2,285,410	688	359,611	703,823	874,146

Investment Activity:	MV2IGI	MV2RIS	MV3MVI	MV3MVS	MVBRES	MVFIC	MVFSC	MVIGIC
Reinvested dividends	$19,362	30,494	8	3,976	18,977	160,875	1,082,434	3,494
Mortality and expense risk charges (note 3)	-	(16,126)	-	(592)	(3,544)	-	(166,796)	-

Net investment income (loss)	19,362	14,368	8	3,384	15,433	160,875	915,638	3,494

Realized gain (loss) on investments	180,219	734,708	-	(1,015)	(96,639)	14,479	(347,986)	(1,187)
Change in unrealized gain (loss) on investments	245,786	(994,515)	232	104,969	167,050	(317,781)	(151,513)	43,913

Net gain (loss) on investments	426,005	(259,807)	232	103,954	70,411	(303,302)	(499,499)	42,726

Reinvested capital gains	410,118	58,183	27	16,423	70,927	450,878	3,637,672	3,178

Net increase (decrease) in contract owners’ equity resulting from operations	$855,485	(187,256)	267	123,761	156,771	308,451	4,053,811	49,398

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MVIVSC	MVRBSS	MSEM	MSVEG	MSVFI	MSVMG	MSVRE	VKVGR2
Reinvested dividends	$763,205	51,149	341,023	-	69,103	-	146,854	213,004
Mortality and expense risk charges (note 3)	(197,874)	(3,272)	(8,100)	(9,921)	-	(6,449)	(9,723)	(9,625)

Net investment income (loss)	565,331	47,877	332,923	(9,921)	69,103	(6,449)	137,131	203,379

Realized gain (loss) on investments	4,350,810	30,519	(195,195)	756,195	45,782	752,176	(1,116,019)	(914,985)
Change in unrealized gain (loss) on investments	11,773,879	89,031	209,085	3,839,911	39,231	1,838,774	(983,750)	(165,459)

Net gain (loss) on investments	16,124,689	119,550	13,890	4,596,106	85,013	2,590,950	(2,099,769)	(1,080,444)

Reinvested capital gains	1,996,613	-	-	719,874	25,261	377,455	145,795	100,464

Net increase (decrease) in contract owners’ equity resulting from operations	$18,686,633	167,427	346,813	5,306,059	179,377	2,961,956	(1,816,843)	(776,601)

Investment Activity:	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$3,386	231,548	2,407,149	237,577	179,395	207,398	44,175	62,698
Mortality and expense risk charges (note 3)	-	(2,465)	(135,743)	(5,916)	(10,436)	-	-	-

Net investment income (loss)	3,386	229,083	2,271,406	231,661	168,959	207,398	44,175	62,698

Realized gain (loss) on investments	622	772,428	1,469,123	511,734	58,499	254,258	31,152	89,082
Change in unrealized gain (loss) on investments	1,309	(1,020,478)	3,305,635	501,294	619,621	(24,811)	70,222	1,836,516

Net gain (loss) on investments	1,931	(248,050)	4,774,758	1,013,028	678,120	229,447	101,374	1,925,598

Reinvested capital gains	-	566,861	-	-	-	1,072,347	1,426	639,200

Net increase (decrease) in contract owners’ equity resulting from operations	$5,317	547,894	7,046,164	1,244,689	847,079	1,509,192	146,975	2,627,496

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA	GVIDC	GVIDM
Reinvested dividends	$72,723	101,246	228,785	30,323	182,448	88,482	15,771	102,072
Mortality and expense risk charges (note 3)	-	-	(59,585)	(15,367)	-	(40,524)	(15,961)	(38,639)

Net investment income (loss)	72,723	101,246	169,200	14,956	182,448	47,958	(190)	63,433

Realized gain (loss) on investments	21,649	468,715	1,736,323	(659,610)	290,572	(435,580)	(34,273)	621,021
Change in unrealized gain (loss) on investments	32,158	4,534,648	4,229,027	2,140,077	998,877	2,754,168	911,200	2,809,058

Net gain (loss) on investments	53,807	5,003,363	5,965,350	1,480,467	1,289,449	2,318,588	876,927	3,430,079

Reinvested capital gains	449,012	1,325,855	6,512,852	644,105	170,222	2,607,851	150,171	4,213,803

Net increase (decrease) in contract owners’ equity resulting from operations	$575,542	6,430,464	12,647,402	2,139,528	1,642,119	4,974,397	1,026,908	7,707,315

Investment Activity:	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF	NCPG	NCPGI
Reinvested dividends	$80,346	1,123,967	18	10	1,232,476	341,652	1,268	116
Mortality and expense risk charges (note 3)	-	(25,790)	-	-	(143,516)	(3,582)	-	-

Net investment income (loss)	80,346	1,098,177	18	10	1,088,960	338,070	1,268	116

Realized gain (loss) on investments	(24,353)	(101,296)	(135)	(1)	(4,765,478)	(151,837)	(266)	19
Change in unrealized gain (loss) on investments	203,770	34,387	563	301	12,688,213	127,054	7,982	485

Net gain (loss) on investments	179,417	(66,909)	428	300	7,922,735	(24,783)	7,716	504

Reinvested capital gains	105,317	-	265	90	5,249,551	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$365,080	1,031,268	711	400	14,261,246	313,287	8,984	620

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NJMMA2	NJMMAY	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$86	-	552,932	238,640	8,231,084	95,414	38,203	8,713
Mortality and expense risk charges (note 3)	(48)	1,033	-	(2,995)	(420,593)	-	(75)	(1,536)

Net investment income (loss)	38	1,033	552,932	235,645	7,810,491	95,414	38,128	7,177

Realized gain (loss) on investments	76	41	(256,804)	16,917	829,654	9,198	(160,564)	(40,914)
Change in unrealized gain (loss) on investments	1,559	30,876	(1,296,221)	2,797,271	16,185,049	95,469	526,025	287,329

Net gain (loss) on investments	1,635	30,917	(1,553,025)	2,814,188	17,014,703	104,667	365,461	246,415

Reinvested capital gains	-	2,530	907,118	-	-	8,043	149,476	8,508

Net increase (decrease) in contract owners’ equity resulting from operations	$1,673	34,480	(92,975)	3,049,833	24,825,194	208,124	553,065	262,100

Investment Activity:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDCA2	NVDCAP
Reinvested dividends	$76,637	11,923	64,457	32,239	36,891	2,410	1,419	-
Mortality and expense risk charges (note 3)	(503)	(317)	(3,045)	(320)	(1,160)	-	-	-

Net investment income (loss)	76,134	11,606	61,412	31,919	35,731	2,410	1,419	-

Realized gain (loss) on investments	(179,273)	(52,199)	(129,886)	(65,901)	(301,539)	1,124	(6,971)	12
Change in unrealized gain (loss) on investments	820,087	253,462	694,991	462,745	725,606	122,028	45,461	11,951

Net gain (loss) on investments	640,814	201,263	565,105	396,844	424,067	123,152	38,490	11,963

Reinvested capital gains	151,940	15,036	216,212	-	75,031	53,162	45,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	$868,888	227,905	842,729	428,763	534,829	178,724	85,882	11,963

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVFIII	NVGEII	NVIDMP	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX
Reinvested dividends	$2,877	441	-	1,774	651,768	62,926	170,143	-
Mortality and expense risk charges (note 3)	-	-	-	-	(44,973)	-	-	-

Net investment income (loss)	2,877	441	-	1,774	606,795	62,926	170,143	-

Realized gain (loss) on investments	4,314	1,078	-	1,022	(1,320,444)	16,930	(78,775)	9,767
Change in unrealized gain (loss) on investments	2,537	3,797	42,497	11,845	2,352,195	100,316	2,182,052	762,468

Net gain (loss) on investments	6,851	4,875	42,497	12,867	1,031,751	117,246	2,103,277	772,235

Reinvested capital gains	445	1	-	-	713,044	-	5,313,125	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,173	5,317	42,497	14,641	2,351,590	180,172	7,586,545	772,235

Investment Activity:	NVMLG1	NVMMG1	NVMMV1	NVMMV2	NVNMO1	NVNSR1	NVOLG1	NVRE1
Reinvested dividends	$-	-	155,664	224,835	72,582	1,273	2,490,774	444,280
Mortality and expense risk charges (note 3)	(4,505)	(4,601)	(6,031)	-	-	-	(2,732)	(13,209)

Net investment income (loss)	(4,505)	(4,601)	149,633	224,835	72,582	1,273	2,488,042	431,071

Realized gain (loss) on investments	(792,024)	(246,078)	(2,411,497)	(860,941)	284,603	(7,090)	1,829,411	(1,135,355)
Change in unrealized gain (loss) on investments	(2,510,313)	18,764,097	2,243,367	388,016	458,792	9,121	9,974,154	(1,240,836)

Net gain (loss) on investments	(3,302,337)	18,518,019	(168,130)	(472,925)	743,395	2,031	11,803,565	(2,376,191)

Reinvested capital gains	7,477,665	6,719,538	-	-	1,425,087	11,260	18,809,132	138,145

Net increase (decrease) in contract owners’ equity resulting from operations	$4,170,823	25,232,956	(18,497)	(248,090)	2,241,064	14,564	33,100,739	(1,806,975)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB1	NVSTB2	NVTIV3	SAM	SAM5	SCF	SCGF
Reinvested dividends	$11,158	3,553,378	52,051	12,733	102,880	621,549	7,974	-
Mortality and expense risk charges (note 3)	(9)	(155,933)	-	-	(64)	(445,455)	(28,135)	(18,326)

Net investment income (loss)	11,149	3,397,445	52,051	12,733	102,816	176,094	(20,161)	(18,326)

Realized gain (loss) on investments	(64,530)	947,566	4,759	(47,967)	-	-	(3,247,065)	(42,131)
Change in unrealized gain (loss) on investments	264,489	6,065	29,152	62,618	-	-	10,469,700	6,829,915

Net gain (loss) on investments	199,959	953,631	33,911	14,651	-	-	7,222,635	6,787,784

Reinvested capital gains	55,242	-	-	-	-	-	1,683,638	3,545,415

Net increase (decrease) in contract owners’ equity resulting from operations	$266,350	4,351,076	85,962	27,384	102,816	176,094	8,886,112	10,314,873

Investment Activity:	SCVF	TRF	AMCG	AMMCGS	AMRI	AMSRS	AMTB	NOTB3
Reinvested dividends	$23,835	507,781	-	-	306	13,908	64,937	993
Mortality and expense risk charges (note 3)	(10,583)	(3,722)	(3,856)	-	(26)	(273)	-	-

Net investment income (loss)	13,252	504,059	(3,856)	-	280	13,635	64,937	993

Realized gain (loss) on investments	(5,615,653)	13,092,184	120,627	127,234	(2,439)	236,305	(9,346)	(211)
Change in unrealized gain (loss) on investments	7,369,812	(11,660,660)	276,758	177,084	124	(53,172)	33,192	1,181

Net gain (loss) on investments	1,754,159	1,431,524	397,385	304,318	(2,315)	183,133	23,846	970

Reinvested capital gains	159,995	3,261,012	70,902	53,499	-	95,535	-	639

Net increase (decrease) in contract owners’ equity resulting from operations	$1,927,406	5,196,595	464,431	357,817	(2,035)	292,303	88,783	2,602

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVFHA	PMVGBA	PMVHYA	PMVLDA
Reinvested dividends	$921	1,228	639,336	74,540	22,774	13,963	35,887	468,689
Mortality and expense risk charges (note 3)	-	-	(19,544)	(1,762)	(901)	(1,352)	(1,693)	(71,309)

Net investment income (loss)	921	1,228	619,792	72,778	21,873	12,611	34,194	397,380

Realized gain (loss) on investments	54	78	(829,352)	(84,463)	3,815	5,547	(20,205)	145,589
Change in unrealized gain (loss) on investments	1,561	3,978	66,099	107,363	(14,315)	48,155	36,887	548,008

Net gain (loss) on investments	1,615	4,056	(763,253)	22,900	(10,500)	53,702	16,682	693,597

Reinvested capital gains	-	486	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,536	5,770	(143,461)	95,678	11,373	66,313	50,876	1,090,977

Investment Activity:	PMVLGA	PMVRRA	PMVRSA	PMVTRA	PVEIB	PVGOB	PVTIGB	PVTSCB
Reinvested dividends	$205,777	692,419	8,391	1,660,908	24,979	1,004	17,113	9,084
Mortality and expense risk charges (note 3)	(5,199)	(90,350)	-	(116,191)	-	-	-	(1,922)

Net investment income (loss)	200,578	602,069	8,391	1,544,717	24,979	1,004	17,113	7,162

Realized gain (loss) on investments	535,797	1,378,126	(3,579)	1,222,867	6,513	550,068	(4,775)	(139,701)
Change in unrealized gain (loss) on investments	(319,224)	3,327,696	(3,152)	2,578,141	(1,792)	237,299	102,716	255,228

Net gain (loss) on investments	216,573	4,705,822	(6,731)	3,801,008	4,721	787,367	97,941	115,527

Reinvested capital gains	67,562	-	-	885,171	100,574	141,971	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$484,713	5,307,891	1,660	6,230,896	130,274	930,342	115,054	122,689

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ROCMC	TRBCGP	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1
Reinvested dividends	$-	-	399,320	-	526,730	-	-	117,143
Mortality and expense risk charges (note 3)	(3,901)	(182,261)	(37,377)	-	(60,691)	(68,133)	(102,729)	(12,514)

Net investment income (loss)	(3,901)	(182,261)	361,943	-	466,039	(68,133)	(102,729)	104,629

Realized gain (loss) on investments	(898,414)	9,456,157	(2,501,150)	933,933	993,787	402,860	6,907,981	(236,974)
Change in unrealized gain (loss) on investments	828,780	19,266,798	1,306,053	1,684,031	(175,716)	3,852,026	6,126,639	685,674

Net gain (loss) on investments	(69,634)	28,722,955	(1,195,097)	2,617,964	818,071	4,254,886	13,034,620	448,700

Reinvested capital gains	33,085	4,013,456	433,446	896,572	-	2,341,247	11,578,313	293,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(40,450)	32,554,150	(399,708)	3,514,536	1,284,110	6,528,000	24,510,204	846,610

Investment Activity:	VWEM	VWHA	VVB	VVCG	VVEI	VVEIX	VVHGB	VVI
Reinvested dividends	$202,786	125,309	325,929	247,929	1,021	-	1,070,468	162,324
Mortality and expense risk charges (note 3)	(7,911)	(18,711)	(24,939)	(35,645)	193	151	(111,284)	(27,723)

Net investment income (loss)	194,875	106,598	300,990	212,284	1,214	151	959,184	134,601

Realized gain (loss) on investments	197,551	(2,355,464)	68,906	1,129,408	(4,656)	850	1,011,956	969,250
Change in unrealized gain (loss) on investments	823,117	5,181,247	659,327	615,843	24,165	25,435	1,434,608	5,338,619

Net gain (loss) on investments	1,020,668	2,825,783	728,233	1,745,251	19,509	26,285	2,446,564	6,307,869

Reinvested capital gains	304,582	-	397,482	527,865	1,275	-	-	296,680

Net increase (decrease) in contract owners’ equity resulting from operations	$1,520,125	2,932,381	1,426,705	2,485,400	21,998	26,436	3,405,748	6,739,150

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	VVMCI	VVREI	VVSCG	VVSTC	VVTISI	VRVDRI	SVDF	SVOF
Reinvested dividends	$421,728	72,106	46,220	-	369,969	30,409	-	31,689
Mortality and expense risk charges (note 3)	(53,742)	(5,183)	(14,241)	32	(35,614)	(3,388)	(17,603)	(16,386)

Net investment income (loss)	367,986	66,923	31,979	32	334,355	27,021	(17,603)	15,303

Realized gain (loss) on investments	448,773	129,969	(129,989)	46	424,655	(444,256)	825,915	(219,322)
Change in unrealized gain (loss) on investments	2,612,180	(177,173)	1,136,011	773	1,678,705	500,156	9,575,170	1,072,764

Net gain (loss) on investments	3,060,953	(47,204)	1,006,022	819	2,103,360	55,900	10,401,085	853,442

Reinvested capital gains	1,579,028	45,343	667,934	-	104,533	47,824	1,952,725	547,845

Net increase (decrease) in contract owners’ equity resulting from operations	$5,007,967	65,062	1,705,935	851	2,542,248	130,745	12,336,207	1,416,590

Investment Activity:	WFVSCG	DVIV	IVKMG1	GVDIVI	NVMLV1	NVLCA2	NVLCAP	NVLMP
Reinvested dividends	$-	121,436	-	426,607	223,630	-	522	574
Mortality and expense risk charges (note 3)	(10,783)	(1,525)	(225)	-	(7,043)	-	-	-

Net investment income (loss)	(10,783)	119,911	(225)	426,607	216,587	-	522	574

Realized gain (loss) on investments	93,231	(494,384)	(1,120,793)	(2,576,823)	(12,569,993)	506	(130)	(4,807)
Change in unrealized gain (loss) on investments	3,295,113	(395,652)	(57,507)	1,416,446	4,246,355	-	(6,762)	(2,132)

Net gain (loss) on investments	3,388,344	(890,036)	(1,178,300)	(1,160,377)	(8,323,638)	506	(6,892)	(6,939)

Reinvested capital gains	440,668	-	985,439	-	5,966,559	-	1,856	6,127

Net increase (decrease) in contract owners’ equity resulting from operations	$3,818,229	(770,125)	(193,086)	(733,770)	(2,140,492)	506	(4,514)	(238)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAA		ALVGIA		ALVIVA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$70,151,341	92,524,801	378	555	340,959	268,393	61,912	27,934
Realized gain (loss) on investments	60,011,207	158,442,154	790	382	(2,578,599)	2,507	(89,796)	(156,208)
Change in unrealized gain (loss) on investments	434,974,239	466,668,363	-	2,657	1,024,105	2,382,004	163,706	841,047
Reinvested capital gains	233,748,104	309,168,057	-	31	1,297,893	2,677,061	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	798,884,891	1,026,803,375	1,168	3,625	84,358	5,329,965	135,822	712,773

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	194,912,481	248,864,982	325	6,464	1,119,299	999,863	35,997	58,500
Transfers between funds	(1)	-	-	(3,411)	(2,812,639)	4,394,147	108,629	(1,253,877)
Surrenders (notes 2, 3, 4, 5 and 6)	(379,042,006)	(486,067,219)	(5,277)	(1,651)	(1,742,971)	(3,087,401)	(92,174)	(721,276)
Adjustments to maintain reserves	1,192,510	252,204	(11)	6	128	(39)	24	(11)

Net equity transactions	(182,937,016)	(236,950,033)	(4,963)	1,408	(3,436,183)	2,306,570	52,476	(1,916,664)

Net change in contract owners’ equity	615,947,875	789,853,342	(3,795)	5,033	(3,351,825)	7,636,535	188,298	(1,203,891)
Contract owners’ equity at beginning of period	5,620,051,598	4,830,198,256	26,914	21,881	29,343,082	21,706,547	3,705,958	4,909,849

Contract owners’ equity at end of period	$6,235,999,473	5,620,051,598	23,119	26,914	25,991,257	29,343,082	3,894,256	3,705,958

CHANGE IN UNITS:
Beginning units	240,534,324	242,066,823	1,774	1,666	670,740	613,461	383,564	598,205
Units purchased	59,840,090	60,925,938	95	395	109,716	167,821	52,726	16,528
Units surrendered	(56,225,954)	(62,458,437)	(417)	(287)	(203,229)	(110,542)	(42,728)	(231,169)

Ending units	244,148,460	240,534,324	1,452	1,774	577,227	670,740	393,562	383,564

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVIVB		ALVSVA		ACVCA		ACVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$283	248	120,535	71,358	(1,582)	(1,922)	8,191	16,038
Realized gain (loss) on investments	(1,482)	(472)	(564,331)	(515,265)	77,352	(19,173)	(26,376)	52,682
Change in unrealized gain (loss) on investments	(1,038)	3,491	417,255	1,896,312	133,874	120,062	392,493	331,605
Reinvested capital gains	-	-	586,193	1,499,919	80,548	131,409	31,603	118,217

Net increase (decrease) in contract owners’ equity resulting from operations	(2,237)	3,267	559,652	2,952,324	290,192	230,376	405,911	518,542

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,449	-	66,065	638,276	(5,128)	1,059	(18,691)	41,441
Transfers between funds	41,046	(1,436)	382,990	(4,436,416)	(138,077)	15,555	(187,731)	(61,519)
Surrenders (notes 2, 3, 4, 5 and 6)	(73,021)	14,005	(403,926)	(2,545,346)	(139,620)	(9,157)	(184,062)	(71,440)
Adjustments to maintain reserves	(3)	8	5,235	(5,176)	19	(7)	3,812	3,236

Net equity transactions	(26,529)	12,577	50,364	(6,348,662)	(282,806)	7,450	(386,672)	(88,282)

Net change in contract owners’ equity	(28,766)	15,844	610,016	(3,396,338)	7,386	237,826	19,239	430,260
Contract owners’ equity at beginning of period	28,766	12,922	13,645,470	17,041,808	871,142	633,316	2,270,641	1,840,381

Contract owners’ equity at end of period	$-	28,766	14,255,486	13,645,470	878,528	871,142	2,289,880	2,270,641

CHANGE IN UNITS:
Beginning units	2,377	1,247	256,880	386,451	48,363	47,564	97,122	123,291
Units purchased	2,948	1,472	27,210	19,162	4,850	5,515	14,344	91,386
Units surrendered	(5,325)	(342)	(23,945)	(148,733)	(18,935)	(4,716)	(33,895)	(117,555)

Ending units	-	2,377	260,145	256,880	34,278	48,363	77,571	97,122

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIG		ACVIP1		ACVIP2		ACVMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$375,123	428,918	364,975	534,026	102,686	175,160	160,383	220,037
Realized gain (loss) on investments	1,035,003	795,635	432,059	(72,679)	35,286	(105,746)	(866,012)	(282,613)
Change in unrealized gain (loss) on investments	(635,925)	1,437,281	1,568,930	1,406,176	564,246	573,090	665,420	1,805,807
Reinvested capital gains	1,057,848	1,771,122	-	-	-	-	-	1,189,553

Net increase (decrease) in contract owners’ equity resulting from operations	1,832,049	4,432,956	2,365,964	1,867,523	702,218	642,504	(40,209)	2,932,784

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	274,694	517,214	813,056	918,655	173,034	198,904	1,255,586	1,338,556
Transfers between funds	(1,367,905)	468,520	1,024,857	1,719,912	(519,248)	(83,186)	(1,342,300)	(762,232)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,465,867)	(1,887,939)	(1,414,657)	(536,515)	(470,555)	(521,777)	(2,049,532)	(2,400,070)
Adjustments to maintain reserves	10	(103)	19	12	(42)	(12)	3	11

Net equity transactions	(2,559,068)	(902,308)	423,275	2,102,064	(816,811)	(406,071)	(2,136,243)	(1,823,735)

Net change in contract owners’ equity	(727,019)	3,530,648	2,789,239	3,969,587	(114,593)	236,433	(2,176,452)	1,109,049
Contract owners’ equity at beginning of period	22,293,548	18,762,900	24,880,391	20,910,804	7,690,717	7,454,284	12,371,588	11,262,539

Contract owners’ equity at end of period	$21,566,529	22,293,548	27,669,630	24,880,391	7,576,124	7,690,717	10,195,136	12,371,588

CHANGE IN UNITS:
Beginning units	571,931	596,221	2,341,496	2,146,672	431,303	455,259	301,093	353,741
Units purchased	38,680	132,177	530,178	345,627	17,209	16,632	37,196	36,191
Units surrendered	(128,164)	(156,467)	(496,585)	(150,803)	(60,689)	(40,588)	(93,930)	(88,839)

Ending units	482,447	571,931	2,375,089	2,341,496	387,823	431,303	244,359	301,093

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV		AMVAA2		AMVBD2		AMVGB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$283,177	475,819	185,519	222,601	1,178,742	1,722,067	28,469	-
Realized gain (loss) on investments	(689,206)	943,164	(109,896)	152,435	194,143	(446,095)	13,003	-
Change in unrealized gain (loss) on investments	(365,047)	2,868,612	1,175,357	1,322,899	3,675,400	4,829,260	117,668	-
Reinvested capital gains	375,258	1,486,154	56,537	602,875	573,430	-	4,294	-

Net increase (decrease) in contract owners’ equity resulting from operations	(395,818)	5,773,749	1,307,517	2,300,810	5,621,715	6,105,232	163,434	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	212,654	354,563	1,716,236	1,815,679	773	17	934,389	-
Transfers between funds	(8,185,957)	(1,102,151)	(1,655,768)	986,383	(14,378,239)	(7,450,289)	1,876,911	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,234,718)	(3,467,590)	(1,703,903)	(1,512,273)	(855,558)	(651,614)	(22,830)	-
Adjustments to maintain reserves	(539)	1,941	(21)	43	1	6	3	-

Net equity transactions	(10,208,560)	(4,213,237)	(1,643,456)	1,289,832	(15,233,023)	(8,101,880)	2,788,473	-

Net change in contract owners’ equity	(10,604,378)	1,560,512	(335,939)	3,590,642	(9,611,308)	(1,996,648)	2,951,907	-
Contract owners’ equity at beginning of period	24,525,906	22,965,394	14,089,699	10,499,057	70,574,452	72,571,100	-	-

Contract owners’ equity at end of period	$13,921,528	24,525,906	13,753,760	14,089,699	60,963,144	70,574,452	2,951,907	-

CHANGE IN UNITS:
Beginning units	522,839	656,692	662,559	597,801	4,889,291	5,492,418	-	-
Units purchased	36,649	187,956	178,271	259,203	4,371	3,736	262,259	-
Units surrendered	(261,875)	(321,809)	(267,400)	(194,445)	(1,040,779)	(606,863)	(6,411)	-

Ending units	297,613	522,839	573,430	662,559	3,852,883	4,889,291	255,848	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVGI2		AMVGR2		AMVGS2		AMVI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,686	56	42,609	154,896	(908)	(1,062)	124,699	329,319
Realized gain (loss) on investments	(5,116)	119	1,914,347	717,323	115,145	9,913	(674,497)	388,089
Change in unrealized gain (loss) on investments	127,045	255	14,448,815	3,705,482	334,781	425,340	4,472,413	3,703,458
Reinvested capital gains	2,516	-	901,275	3,080,841	160,861	139,166	-	630,511

Net increase (decrease) in contract owners’ equity resulting from operations	136,131	430	17,307,046	7,658,542	609,879	573,357	3,922,615	5,051,377

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	943,690	3,866	2,173,771	1,865,439	232,694	184,089	1,987,333	1,290,323
Transfers between funds	90,414	2,639	(1,561,048)	(1,080,725)	(35,913)	313,664	(2,491,677)	677,167
Surrenders (notes 2, 3, 4, 5 and 6)	(7,108)	(248)	(1,407,744)	(732,731)	(678,601)	(38,939)	(1,204,532)	(1,638,250)
Adjustments to maintain reserves	(2)	(4)	131	6	13	(1)	70	11

Net equity transactions	1,026,994	6,253	(794,890)	51,989	(481,807)	458,813	(1,708,806)	329,251

Net change in contract owners’ equity	1,163,125	6,683	16,512,156	7,710,531	128,072	1,032,170	2,213,809	5,380,628
Contract owners’ equity at beginning of period	6,683	-	33,043,364	25,332,833	2,666,654	1,634,484	27,674,405	22,293,777

Contract owners’ equity at end of period	$1,169,808	6,683	49,555,520	33,043,364	2,794,726	2,666,654	29,888,214	27,674,405

CHANGE IN UNITS:
Beginning units	609	-	1,167,629	1,167,950	144,805	116,395	1,839,312	1,818,914
Units purchased	93,910	633	169,703	123,124	40,126	32,868	235,539	397,594
Units surrendered	(794)	(24)	(185,830)	(123,445)	(67,899)	(4,458)	(330,273)	(377,196)

Ending units	93,725	609	1,151,502	1,167,629	117,032	144,805	1,744,578	1,839,312

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW2		PIHYB1		BRVHYI		MLVGA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,467)	27,638	178,211	165,616	941,504	818,680	110,645	105,725
Realized gain (loss) on investments	(680)	(66,368)	(91,784)	36,717	(255,147)	(85,481)	43,866	(143,614)
Change in unrealized gain (loss) on investments	1,355,758	567,377	148,241	270,452	490,603	1,347,758	1,176,416	1,255,436
Reinvested capital gains	47,453	104,595	-	-	-	-	521,339	319,328

Net increase (decrease) in contract owners’ equity resulting from operations	1,398,064	633,242	234,668	472,785	1,176,960	2,080,957	1,852,266	1,536,875

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,257,274	142,015	11,804	63,554	758,946	718,103	319,103	316,985
Transfers between funds	37,433,128	1,859,200	504,747	(804,700)	10,148	6,853,433	185,077	(411,866)
Surrenders (notes 2, 3, 4, 5 and 6)	(327,686)	(192,472)	(147,560)	(216,381)	(910,307)	(1,058,089)	(1,032,212)	(762,149)
Adjustments to maintain reserves	24	(29)	(362)	(189)	31	(54)	(2)	(2)

Net equity transactions	38,362,740	1,808,714	368,629	(957,716)	(141,182)	6,513,393	(528,034)	(857,032)

Net change in contract owners’ equity	39,760,804	2,441,956	603,297	(484,931)	1,035,778	8,594,350	1,324,232	679,843
Contract owners’ equity at beginning of period	3,981,479	1,539,523	3,388,420	3,873,351	19,672,675	11,078,325	9,771,507	9,091,664

Contract owners’ equity at end of period	$43,742,283	3,981,479	3,991,717	3,388,420	20,708,453	19,672,675	11,095,739	9,771,507

CHANGE IN UNITS:
Beginning units	268,304	133,700	98,275	129,139	1,556,089	1,008,812	509,702	548,347
Units purchased	2,159,972	157,752	58,814	52,642	238,983	766,093	61,808	37,784
Units surrendered	(48,391)	(23,148)	(44,670)	(83,506)	(265,843)	(218,816)	(91,352)	(76,429)

Ending units	2,379,885	268,304	112,419	98,275	1,529,229	1,556,089	480,158	509,702

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MLVLC2		DCAP		DSC		DSIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,907	16,866	165,797	232,524	6,362	-	9,944,849	9,734,326
Realized gain (loss) on investments	(217,305)	(24,977)	(579,817)	(316,446)	(177,483)	(108,065)	32,544,740	56,214,224
Change in unrealized gain (loss) on investments	214,297	298,846	3,534,230	3,999,840	364,623	116,796	29,486,305	70,854,341
Reinvested capital gains	76,680	90,074	1,763,790	2,249,210	-	221,820	44,623,318	32,402,967

Net increase (decrease) in contract owners’ equity resulting from operations	79,579	380,809	4,884,000	6,165,128	193,502	230,551	116,599,212	169,205,858

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	61,566	106,140	482,830	518,863	65,925	28,911	14,397,148	23,528,760
Transfers between funds	(720,618)	(35,591)	(1,164,657)	(450,284)	8,030	23,251	49,231,001	(82,443,561)
Surrenders (notes 2, 3, 4, 5 and 6)	(214,891)	(32,811)	(1,726,316)	(1,812,833)	(157,061)	(139,455)	(38,738,908)	(42,598,551)
Adjustments to maintain reserves	13	2,302	(88)	(129)	20	(9)	5,197	2,371

Net equity transactions	(873,930)	40,040	(2,408,231)	(1,744,383)	(83,086)	(87,302)	24,894,438	(101,510,981)

Net change in contract owners’ equity	(794,351)	420,849	2,475,769	4,420,745	110,416	143,249	141,493,650	67,694,877
Contract owners’ equity at beginning of period	1,756,475	1,335,626	22,238,731	17,817,986	1,186,335	1,043,086	669,548,652	601,853,775

Contract owners’ equity at end of period	$962,124	1,756,475	24,714,500	22,238,731	1,296,751	1,186,335	811,042,302	669,548,652

CHANGE IN UNITS:
Beginning units	54,258	53,409	482,959	527,909	37,209	39,841	18,394,093	21,793,980
Units purchased	5,482	29,566	31,233	29,193	2,748	2,446	3,097,633	2,618,901
Units surrendered	(34,828)	(28,717)	(77,736)	(74,143)	(6,034)	(5,078)	(2,595,941)	(6,018,788)

Ending units	24,912	54,258	436,456	482,959	33,923	37,209	18,895,785	18,394,093

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DSRG		DVMCS		DVSCS		CVSPIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$145,294	177,229	18,338	13,147	851,525	740,137	8,150	25,836
Realized gain (loss) on investments	408,326	128,077	(285,379)	(61,478)	(7,053,976)	536,420	(98,464)	13,947
Change in unrealized gain (loss) on investments	2,367,096	2,840,579	430,357	356,155	12,290,864	11,089,550	29,013	257,720
Reinvested capital gains	158,207	393,424	-	218,650	5,773,387	8,924,513	20,046	106,948

Net increase (decrease) in contract owners’ equity resulting from operations	3,078,923	3,539,309	163,316	526,474	11,861,800	21,290,620	(41,255)	404,451

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	554,531	524,498	203,746	171,664	2,402,041	3,313,651	43	6,449
Transfers between funds	28,135	(101,908)	(653,769)	(19,044)	28,339,874	1,480,880	(689,720)	150,211
Surrenders (notes 2, 3, 4, 5 and 6)	(1,352,468)	(1,065,886)	(183,770)	(130,874)	(6,120,848)	(12,405,621)	(330,986)	(33,708)
Adjustments to maintain reserves	4,636	5,129	58	(21)	(1)	(82)	(26)	36

Net equity transactions	(765,166)	(638,167)	(633,735)	21,725	24,621,066	(7,611,172)	(1,020,689)	122,988

Net change in contract owners’ equity	2,313,757	2,901,142	(470,419)	548,199	36,482,866	13,679,448	(1,061,944)	527,439
Contract owners’ equity at beginning of period	13,371,760	10,470,618	3,214,822	2,666,623	111,650,145	97,970,697	1,770,644	1,243,205

Contract owners’ equity at end of period	$15,685,517	13,371,760	2,744,403	3,214,822	148,133,011	111,650,145	708,700	1,770,644

CHANGE IN UNITS:
Beginning units	366,776	386,790	75,349	74,955	2,550,810	2,735,357	94,734	87,276
Units purchased	25,574	30,489	25,375	10,618	920,370	377,676	2,622	35,039
Units surrendered	(45,827)	(50,503)	(41,238)	(10,224)	(418,810)	(562,223)	(65,100)	(27,581)

Ending units	346,523	366,776	59,486	75,349	3,052,370	2,550,810	32,256	94,734

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SASP5I		DAVVL		DWVEMS		DWVSVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$757,632	-	23,973	64,622	15,648	8,364	128,363	97,160
Realized gain (loss) on investments	1,516,802	-	(533,946)	(88,705)	267,880	116,320	(2,834,446)	(433,865)
Change in unrealized gain (loss) on investments	15,412,432	-	854,213	900,966	996,980	764,318	1,531,979	3,010,562
Reinvested capital gains	141,940	-	119,331	221,944	100,391	99,385	890,893	1,333,184

Net increase (decrease) in contract owners’ equity resulting from operations	17,828,806	-	463,571	1,098,827	1,380,899	988,387	(283,211)	4,007,041

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	185,190	-	150,564	92,051	295,200	799,690	706,348	1,948,076
Transfers between funds	73,263,236	-	(449,604)	694,448	(372,524)	(95,725)	(900,003)	(1,004,180)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,454,829)	-	(174,073)	(601,234)	(271,254)	(144,220)	(701,232)	(445,005)
Adjustments to maintain reserves	3,178	-	21	(16)	12	13	199	(104)

Net equity transactions	69,996,775	-	(473,092)	185,249	(348,566)	559,758	(894,688)	498,787

Net change in contract owners’ equity	87,825,581	-	(9,521)	1,284,076	1,032,333	1,548,145	(1,177,899)	4,505,828
Contract owners’ equity at beginning of period	-	-	4,720,052	3,435,976	5,773,615	4,225,470	19,215,008	14,709,180

Contract owners’ equity at end of period	$87,825,581	-	4,710,531	4,720,052	6,805,948	5,773,615	18,037,109	19,215,008

CHANGE IN UNITS:
Beginning units	-	-	229,390	218,345	401,894	358,976	933,346	911,599
Units purchased	7,805,810	-	34,107	50,802	86,811	112,367	115,986	214,313
Units surrendered	(319,333)	-	(58,692)	(39,757)	(108,183)	(69,449)	(152,580)	(192,566)

Ending units	7,486,477	-	204,805	229,390	380,522	401,894	896,752	933,346

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVGMI		DFVIPS		DFVIS		DFVIV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,138	2,628	69,979	57,260	480	-	1,101	-
Realized gain (loss) on investments	1,264	3,991	40,183	(27,238)	22	-	(274)	-
Change in unrealized gain (loss) on investments	14,023	23,606	504,822	270,033	4,942	-	3,782	-
Reinvested capital gains	2,312	864	42,904	-	396	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,737	31,089	657,888	300,055	5,840	-	4,609	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,100	3,836	14,082	2,171	348	-	20,700	-
Transfers between funds	54,224	(68,935)	3,140,938	(308,236)	18,596	-	24,565	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,723)	(6,276)	(313,073)	(265,369)	(195)	-	(747)	-
Adjustments to maintain reserves	(8)	-	8	(7)	(2)	-	2	-

Net equity transactions	55,593	(71,375)	2,841,955	(571,441)	18,747	-	44,520	-

Net change in contract owners’ equity	75,330	(40,286)	3,499,843	(271,386)	24,587	-	49,129	-
Contract owners’ equity at beginning of period	119,248	159,534	4,073,497	4,344,883	-	-	-	-

Contract owners’ equity at end of period	$194,578	119,248	7,573,340	4,073,497	24,587	-	49,129	-

CHANGE IN UNITS:
Beginning units	9,936	15,702	376,703	434,932	-	-	-	-
Units purchased	4,959	344	276,990	608	1,712	-	4,854	-
Units surrendered	(327)	(6,110)	(26,741)	(58,837)	(16)	-	(88)	-

Ending units	14,568	9,936	626,952	376,703	1,696	-	4,766	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVULV		DFVUTV		DSGIBA		SVSLVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$191,349	231,979	30,147	31,488	5,234	5,509	507	355
Realized gain (loss) on investments	(106,646)	5,170	(191,206)	(21,811)	(4,730)	(572)	(5,508)	631
Change in unrealized gain (loss) on investments	(278,586)	626,573	199,650	384,075	10,485	20,817	116	4,762
Reinvested capital gains	-	123,449	-	64,346	3,855	165	1,447	2,119

Net increase (decrease) in contract owners’ equity resulting from operations	(193,883)	987,171	38,591	458,098	14,844	25,919	(3,438)	7,867

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	187,986	-	20,859	667	8,162	8,393	-	50
Transfers between funds	(586,770)	11,461,129	(289,337)	228,152	28,079	7,464	(264)	(2,436)
Surrenders (notes 2, 3, 4, 5 and 6)	(423,396)	(626,795)	(118,081)	(158,694)	(12,672)	(7,210)	(1,249)	(950)
Adjustments to maintain reserves	(17,516)	4,646	30	(2)	10	(7)	(14)	12

Net equity transactions	(839,696)	10,838,980	(386,529)	70,123	23,579	8,640	(1,527)	(3,324)

Net change in contract owners’ equity	(1,033,579)	11,826,151	(347,938)	528,221	38,423	34,559	(4,965)	4,543
Contract owners’ equity at beginning of period	11,826,151	-	2,581,343	2,053,122	158,758	124,199	30,585	26,042

Contract owners’ equity at end of period	$10,792,572	11,826,151	2,233,405	2,581,343	197,181	158,758	25,620	30,585

CHANGE IN UNITS:
Beginning units	1,081,191	-	197,182	191,812	11,797	11,090	1,665	1,875
Units purchased	17,739	1,140,456	3,894	17,906	3,026	1,529	586	30
Units surrendered	(96,408)	(59,265)	(36,714)	(12,536)	(1,292)	(822)	(659)	(240)

Ending units	1,002,522	1,081,191	164,362	197,182	13,531	11,797	1,592	1,665

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVSSVB		ETVFR		FQB		FVU2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,632	279	758,862	1,059,487	598,283	621,234	19,224	12,045
Realized gain (loss) on investments	(43,749)	(4,108)	(469,544)	199,476	(9,694)	(42,809)	(1,854)	(346)
Change in unrealized gain (loss) on investments	16,633	26,973	57,428	1,426,199	1,030,542	1,360,919	(16,510)	100,137
Reinvested capital gains	13,527	13,650	-	-	65,741	834	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,957)	36,794	346,746	2,685,162	1,684,872	1,940,178	860	111,836

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	154	399,445	765,607	509,564	524,029	20,861	14,761
Transfers between funds	(59,579)	(10,133)	679,869	(42,132,311)	(833,625)	193,778	49,180	85,610
Surrenders (notes 2, 3, 4, 5 and 6)	(9,627)	(12,926)	(1,487,780)	(1,095,164)	(1,043,915)	(1,719,095)	(29,334)	(21,399)
Adjustments to maintain reserves	(9)	(2)	519	8,353	(6)	26	(1)	(5)

Net equity transactions	(69,215)	(22,907)	(407,947)	(42,453,515)	(1,367,982)	(1,001,262)	40,706	78,967

Net change in contract owners’ equity	(81,172)	13,887	(61,201)	(39,768,353)	316,890	938,916	41,566	190,803
Contract owners’ equity at beginning of period	198,502	184,615	25,429,132	65,197,485	22,123,687	21,184,771	718,748	527,945

Contract owners’ equity at end of period	$117,330	198,502	25,367,931	25,429,132	22,440,577	22,123,687	760,314	718,748

CHANGE IN UNITS:
Beginning units	10,664	11,981	1,943,147	5,289,996	870,739	911,169	65,636	57,964
Units purchased	6,557	236	258,932	261,899	186,658	47,162	8,188	10,224
Units surrendered	(10,921)	(1,553)	(298,092)	(3,608,748)	(245,067)	(87,592)	(5,033)	(2,552)

Ending units	6,300	10,664	1,903,987	1,943,147	812,330	870,739	68,791	65,636

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVUS2		FCS		FEIS		FEMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,572	425	(15,115)	42,531	922,898	1,079,877	68,607	112,062
Realized gain (loss) on investments	9,010	575	981,287	728,272	(345,869)	630,680	346,349	107,807
Change in unrealized gain (loss) on investments	3,207	207	8,554,248	4,072,037	507,176	8,488,676	2,058,637	1,340,171
Reinvested capital gains	-	-	169,281	3,911,420	2,489,437	3,828,453	1,082,815	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,789	1,207	9,689,701	8,754,260	3,573,642	14,027,686	3,556,408	1,560,040

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	493	19	(155,116)	52,975	1,540,289	1,973,321	274,841	199,288
Transfers between funds	2,280,419	60,871	1,195,572	(4,212,060)	105,821	(3,319,721)	1,819,260	3,964,275
Surrenders (notes 2, 3, 4, 5 and 6)	(480,570)	(3,290)	(2,805,096)	(3,531,556)	(4,806,999)	(5,918,821)	(395,058)	(314,743)
Adjustments to maintain reserves	(3)	(8)	86,649	67,932	187	1,338	38	7

Net equity transactions	1,800,339	57,592	(1,677,991)	(7,622,709)	(3,160,702)	(7,263,883)	1,699,081	3,848,827

Net change in contract owners’ equity	1,814,128	58,799	8,011,710	1,131,551	412,940	6,763,803	5,255,489	5,408,867
Contract owners’ equity at beginning of period	58,799	-	32,254,258	31,122,707	60,842,692	54,078,889	9,029,597	3,620,730

Contract owners’ equity at end of period	$1,872,927	58,799	40,265,968	32,254,258	61,255,632	60,842,692	14,285,086	9,029,597

CHANGE IN UNITS:
Beginning units	5,444	-	713,280	911,259	1,602,889	1,839,288	841,122	435,283
Units purchased	201,223	5,757	123,805	272,124	98,560	218,808	238,705	492,377
Units surrendered	(42,396)	(313)	(163,317)	(470,103)	(184,654)	(455,207)	(63,786)	(86,538)

Ending units	164,271	5,444	673,768	713,280	1,516,795	1,602,889	1,016,041	841,122

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF05S		FF10S		FF15S		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,238	22,457	38,087	41,388	84,076	132,429	294,484	524,242
Realized gain (loss) on investments	12,402	12,495	72,518	18,665	65,688	(158,834)	350,487	385,207
Change in unrealized gain (loss) on investments	75,818	97,417	113,641	158,721	626,599	663,316	1,721,073	2,492,992
Reinvested capital gains	35,955	21,180	98,524	87,090	372,566	446,040	1,730,222	1,391,095

Net increase (decrease) in contract owners’ equity resulting from operations	139,413	153,549	322,770	305,864	1,148,929	1,082,951	4,096,266	4,793,536

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	166	95	42,336	37,736	998,533	407,013	1,071,168	1,577,707
Transfers between funds	223,367	89,204	1,320,690	(16,831)	(977,125)	395,774	(2,943,563)	1,275,249
Surrenders (notes 2, 3, 4, 5 and 6)	(103,070)	(77,691)	(357,438)	(143,068)	(483,906)	(432,607)	(2,345,058)	(1,442,882)
Adjustments to maintain reserves	(2)	18	24	(22)	14	(21)	70	(94)

Net equity transactions	120,461	11,626	1,005,612	(122,185)	(462,484)	370,159	(4,217,383)	1,409,980

Net change in contract owners’ equity	259,874	165,175	1,328,382	183,679	686,445	1,453,110	(121,117)	6,203,516
Contract owners’ equity at beginning of period	1,309,056	1,143,881	2,159,450	1,975,771	7,529,801	6,076,691	30,549,618	24,346,102

Contract owners’ equity at end of period	$1,568,930	1,309,056	3,487,832	2,159,450	8,216,246	7,529,801	30,428,501	30,549,618

CHANGE IN UNITS:
Beginning units	81,637	80,945	92,267	97,923	402,085	384,349	1,214,585	1,161,074
Units purchased	12,581	5,638	55,009	2,148	111,457	107,396	179,076	188,284
Units surrendered	(5,946)	(4,946)	(14,734)	(7,804)	(126,907)	(89,660)	(339,706)	(134,773)

Ending units	88,272	81,637	132,542	92,267	386,635	402,085	1,053,955	1,214,585

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF25S		FF30S		FF35S		FF40S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$303,774	504,440	454,728	637,648	49,723	53,673	152,343	275,203
Realized gain (loss) on investments	444,288	1,662,022	831,911	751,730	141,187	9,073	294,826	609,322
Change in unrealized gain (loss) on investments	2,533,478	2,783,730	4,107,391	4,505,876	795,258	368,294	2,525,972	2,722,229
Reinvested capital gains	1,383,590	810,175	1,950,826	1,063,213	176,285	46,457	1,012,443	568,750

Net increase (decrease) in contract owners’ equity resulting from operations	4,665,130	5,760,367	7,344,856	6,958,467	1,162,453	477,497	3,985,584	4,175,504

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,057,302	1,010,737	2,576,736	4,161,456	1,103,967	765,815	751,747	1,018,406
Transfers between funds	519,416	(207,585)	3,976,199	2,690,473	1,621,484	1,499,237	1,497,212	397,769
Surrenders (notes 2, 3, 4, 5 and 6)	(2,528,568)	(1,204,762)	(2,591,267)	(1,124,782)	(756,753)	(84,590)	(955,658)	(656,248)
Adjustments to maintain reserves	27	(9)	42	982	8	8	44	410

Net equity transactions	(951,823)	(401,619)	3,961,710	5,728,129	1,968,706	2,180,470	1,293,345	760,337

Net change in contract owners’ equity	3,713,307	5,358,748	11,306,566	12,686,596	3,131,159	2,657,967	5,278,929	4,935,841
Contract owners’ equity at beginning of period	31,582,966	26,224,218	39,834,941	27,148,345	3,724,080	1,066,113	20,086,136	15,150,295

Contract owners’ equity at end of period	$35,296,273	31,582,966	51,141,507	39,834,941	6,855,239	3,724,080	25,365,065	20,086,136

CHANGE IN UNITS:
Beginning units	1,583,389	1,597,869	1,438,640	1,217,467	320,893	116,705	849,519	820,514
Units purchased	173,040	245,212	343,590	502,756	242,151	227,471	178,584	152,414
Units surrendered	(227,121)	(259,692)	(199,835)	(281,583)	(62,265)	(23,283)	(126,817)	(123,409)

Ending units	1,529,308	1,583,389	1,582,395	1,438,640	500,779	320,893	901,286	849,519

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF45S		FF50S		FF55S		FF60S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,793	4,506	12,619	13,919	116	14	2,373	14
Realized gain (loss) on investments	30,850	8,360	2,281	19,182	(2,091)	3	2,265	3
Change in unrealized gain (loss) on investments	109,951	15,091	247,829	189,007	236	44	32,465	44
Reinvested capital gains	18,143	1,114	45,076	27,949	533	6	9,147	5

Net increase (decrease) in contract owners’ equity resulting from operations	163,737	29,071	307,805	250,057	(1,206)	67	46,250	66

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	211,715	176,703	381,279	34,947	2,811	732	2,422	732
Transfers between funds	166,687	130,629	523,366	57,941	20,458	469	296,297	469
Surrenders (notes 2, 3, 4, 5 and 6)	(106,631)	(6,778)	(48,950)	(96,632)	(1,889)	(40)	(1,136)	(40)
Adjustments to maintain reserves	(4)	3	11	3	(4)	(5)	7	(4)

Net equity transactions	271,767	300,557	855,706	(3,741)	21,376	1,156	297,590	1,157

Net change in contract owners’ equity	435,504	329,628	1,163,511	246,316	20,170	1,223	343,840	1,223
Contract owners’ equity at beginning of period	329,628	-	1,056,286	809,970	1,223	-	1,223	-

Contract owners’ equity at end of period	$765,132	329,628	2,219,797	1,056,286	21,393	1,223	345,063	1,223

CHANGE IN UNITS:
Beginning units	27,896	-	81,668	80,264	111	-	111	-
Units purchased	38,012	29,064	66,327	18,672	1,675	115	26,303	115
Units surrendered	(10,536)	(1,168)	(3,670)	(17,268)	(152)	(4)	(98)	(4)

Ending units	55,372	27,896	144,325	81,668	1,634	111	26,316	111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FFINS		FGOS		FGS		FHIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$17,898	30,778	(582)	(626)	(3,542)	97,286	519,583	611,828
Realized gain (loss) on investments	(8,985)	5,836	6,689	10,679	7,277,485	10,634,264	(264,399)	(171,632)
Change in unrealized gain (loss) on investments	75,010	77,137	240,048	83,436	30,242,235	14,632,990	3,530	1,149,129
Reinvested capital gains	34,328	24,168	28,229	31,211	12,088,285	7,302,649	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	118,251	137,919	274,384	124,700	49,604,463	32,667,189	258,714	1,589,325

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	126	111	-	24	2,273,870	4,590,431	194,050	235,022
Transfers between funds	154,660	622,383	4,771	(23,655)	5,128,520	(9,420,267)	(1,719,692)	913,921
Surrenders (notes 2, 3, 4, 5 and 6)	(86,159)	(99,918)	(10,504)	(9,469)	(9,784,637)	(14,864,556)	(650,860)	(802,565)
Adjustments to maintain reserves	(2)	(4)	183,414	77,499	95,410	48,541	(1)	(68)

Net equity transactions	68,625	522,572	177,681	44,399	(2,286,837)	(19,645,851)	(2,176,503)	346,310

Net change in contract owners’ equity	186,876	660,491	452,065	169,099	47,317,626	13,021,338	(1,917,789)	1,935,635
Contract owners’ equity at beginning of period	1,745,720	1,085,229	677,151	508,052	117,329,092	104,307,754	12,669,205	10,733,570

Contract owners’ equity at end of period	$1,932,596	1,745,720	1,129,216	677,151	164,646,718	117,329,092	10,751,416	12,669,205

CHANGE IN UNITS:
Beginning units	120,811	83,843	15,533	15,899	2,682,726	3,346,655	480,498	467,620
Units purchased	6,181	43,997	6,270	4,475	388,596	373,563	27,968	67,417
Units surrendered	(5,576)	(7,029)	(5,762)	(4,841)	(445,679)	(1,037,492)	(106,461)	(54,539)

Ending units	121,416	120,811	16,041	15,533	2,625,643	2,682,726	402,005	480,498

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FIP		FMCS		FMMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,337,440	4,293,587	259,690	1,363,605	152,101	255,906	11,751	133,521
Realized gain (loss) on investments	2,337,162	(208,071)	15,108,637	4,974,238	(193,552)	(1,554,050)	-	-
Change in unrealized gain (loss) on investments	8,410,670	11,616,076	(18,751,795)	13,451,543	5,343,594	4,824,010	-	-
Reinvested capital gains	59,752	-	259,387	1,171,212	-	3,984,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,145,024	15,701,592	(3,124,081)	20,960,598	5,302,143	7,510,255	11,751	133,521

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,484,327	1,910,576	765,913	20,545	667,152	957,850	1,039	117
Transfers between funds	(4,500,972)	(8,072,530)	(76,409,083)	(2,987,680)	(4,412,218)	(1,069,662)	(5,222,495)	5,086,122
Surrenders (notes 2, 3, 4, 5 and 6)	(6,057,898)	(10,389,505)	(291,030)	(5,054,450)	(2,491,557)	(4,955,310)	(525,130)	(646,881)
Adjustments to maintain reserves	(10)	383	(46)	83	54	350	(832)	833

Net equity transactions	(8,074,553)	(16,551,076)	(75,934,246)	(8,021,502)	(6,236,569)	(5,066,772)	(5,747,418)	4,440,191

Net change in contract owners’ equity	6,070,471	(849,484)	(79,058,327)	12,939,096	(934,426)	2,443,483	(5,735,667)	4,573,712
Contract owners’ equity at beginning of period	169,500,548	170,350,032	80,428,299	67,489,203	36,834,267	34,390,784	13,167,512	8,593,800

Contract owners’ equity at end of period	$175,571,019	169,500,548	1,369,972	80,428,299	35,899,841	36,834,267	7,431,845	13,167,512

CHANGE IN UNITS:
Beginning units	8,807,134	9,699,249	2,881,385	3,169,190	609,632	702,092	1,268,832	843,109
Units purchased	1,031,905	772,334	41,154	-	36,202	43,847	-	488,246
Units surrendered	(1,479,065)	(1,664,449)	(2,882,048)	(287,805)	(144,150)	(136,307)	(553,522)	(62,523)

Ending units	8,359,974	8,807,134	40,491	2,881,385	501,684	609,632	715,310	1,268,832

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FNRS2		FOS		FRESS		FVMIS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$76,876	87,186	58,287	279,696	62,295	43,306	2,713	-
Realized gain (loss) on investments	(496,184)	(277,953)	135,592	51,986	(78,060)	49,639	(1)	-
Change in unrealized gain (loss) on investments	(1,095,934)	646,531	2,317,521	3,244,486	(233,020)	332,014	44,098	-
Reinvested capital gains	-	3,249	79,531	637,720	119,793	46,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,515,242)	459,013	2,590,931	4,213,888	(128,992)	471,292	46,810	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	241,957	345,780	483,903	510,114	378,105	46,957	170,596	-
Transfers between funds	(71,044)	(178,232)	85,448	(555,267)	304,041	631,363	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(322,589)	(598,016)	(1,441,788)	(1,700,954)	(90,210)	(31,020)	(1,764)	-
Adjustments to maintain reserves	(6)	(430)	32	(154)	16	(14)	-	-

Net equity transactions	(151,682)	(430,898)	(872,405)	(1,746,261)	591,952	647,286	168,832	-

Net change in contract owners’ equity	(1,666,924)	28,115	1,718,526	2,467,627	462,960	1,118,578	215,642	-
Contract owners’ equity at beginning of period	4,735,763	4,707,648	18,485,488	16,017,861	3,044,368	1,925,790	-	-

Contract owners’ equity at end of period	$3,068,839	4,735,763	20,204,014	18,485,488	3,507,328	3,044,368	215,642	-

CHANGE IN UNITS:
Beginning units	281,564	307,387	654,246	740,247	252,550	196,032	-	-
Units purchased	37,097	27,681	42,242	52,663	87,682	99,666	16,547	-
Units surrendered	(46,824)	(53,504)	(81,812)	(138,664)	(27,792)	(43,148)	(164)	-

Ending units	271,837	281,564	614,676	654,246	312,440	252,550	16,383	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		FTVDM2		FTVFA2		FTVGB1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,706	59,440	124,155	30,248	7,914	20,934	1,336,375	1,159,834
Realized gain (loss) on investments	(323,121)	(29,346)	162,658	55,655	(17,692)	(9,920)	(1,379,400)	293,409
Change in unrealized gain (loss) on investments	317,535	627,618	121,880	652,038	(69,108)	56,088	(899,632)	(1,122,660)
Reinvested capital gains	165,021	305,955	77,916	-	141,008	38,593	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	192,141	963,667	486,609	737,941	62,122	105,695	(942,657)	330,583

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	110,192	147,385	159,043	148,239	26,575	29,543	536,784	694,301
Transfers between funds	(1,027,817)	547,751	(39,597)	52,139	180	11,081	(3,342,046)	1,546,808
Surrenders (notes 2, 3, 4, 5 and 6)	(355,881)	(214,695)	(439,244)	(339,136)	(105,514)	(67,000)	(879,374)	(1,054,761)
Adjustments to maintain reserves	(1)	33	4	4	(9)	13	1	15

Net equity transactions	(1,273,507)	480,474	(319,794)	(138,754)	(78,768)	(26,363)	(3,684,635)	1,186,363

Net change in contract owners’ equity	(1,081,366)	1,444,141	166,815	599,187	(16,646)	79,332	(4,627,292)	1,516,946
Contract owners’ equity at beginning of period	4,265,220	2,821,079	3,462,071	2,862,884	616,284	536,952	18,372,589	16,855,643

Contract owners’ equity at end of period	$3,183,854	4,265,220	3,628,886	3,462,071	599,638	616,284	13,745,297	18,372,589

CHANGE IN UNITS:
Beginning units	114,054	101,371	259,597	271,977	34,651	36,186	1,733,956	1,622,403
Units purchased	4,666	22,868	23,243	21,640	1,897	2,844	128,646	364,108
Units surrendered	(40,044)	(10,185)	(50,639)	(34,020)	(6,376)	(4,379)	(495,717)	(252,555)

Ending units	78,676	114,054	232,201	259,597	30,172	34,651	1,366,885	1,733,956

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVGI2		FTVIS2		FTVMD2		FTVRDI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$484,358	436,880	316,702	323,687	15,333	15,766	246,171	253,035
Realized gain (loss) on investments	(182,901)	(155,912)	(177,223)	(46,090)	(207,050)	(45,039)	274,039	92,994
Change in unrealized gain (loss) on investments	(616,521)	(142,210)	(190,344)	508,732	90,071	156,955	1,241,688	1,446,258
Reinvested capital gains	-	-	4,486	97,830	13,412	113,228	850,640	2,563,862

Net increase (decrease) in contract owners’ equity resulting from operations	(315,064)	138,758	(46,379)	884,159	(88,234)	240,910	2,612,538	4,356,149

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	177,592	208,410	170,319	200,123	1,449	821	1,148,884	1,678,565
Transfers between funds	2,927	(644,044)	(141,503)	189,449	(327,093)	(20,129)	(731,921)	(1,225,505)
Surrenders (notes 2, 3, 4, 5 and 6)	(347,798)	(562,951)	(1,036,008)	(474,982)	(56,286)	(255,920)	(2,257,087)	(2,908,167)
Adjustments to maintain reserves	(7)	14	17	(18)	(11)	16	(2,989)	(2)

Net equity transactions	(167,286)	(998,571)	(1,007,175)	(85,428)	(381,941)	(275,212)	(1,843,113)	(2,455,109)

Net change in contract owners’ equity	(482,350)	(859,813)	(1,053,554)	798,731	(470,175)	(34,302)	769,425	1,901,040
Contract owners’ equity at beginning of period	5,960,041	6,819,854	6,365,907	5,567,176	1,126,573	1,160,875	17,831,352	15,930,312

Contract owners’ equity at end of period	$5,477,691	5,960,041	5,312,353	6,365,907	656,398	1,126,573	18,600,777	17,831,352

CHANGE IN UNITS:
Beginning units	329,117	384,666	286,791	291,083	60,561	77,118	372,542	431,290
Units purchased	20,560	13,793	8,055	25,852	1,569	4,195	9,926	10,700
Units surrendered	(30,390)	(69,342)	(57,169)	(30,144)	(25,202)	(20,752)	(48,111)	(69,448)

Ending units	319,287	329,117	237,677	286,791	36,928	60,561	334,357	372,542

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		FTVSVI		TIF		TIF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$100,527	85,407	140,876	115,111	24,902	16,333	341,097	230,489
Realized gain (loss) on investments	(1,804,901)	(661,645)	(836,155)	(37,198)	(16,247)	(44,686)	(647,531)	(235,723)
Change in unrealized gain (loss) on investments	1,413,787	981,673	642,288	622,420	(22,720)	115,870	(232,670)	1,441,737
Reinvested capital gains	490,263	1,674,774	504,812	1,445,334	-	8,335	-	150,757

Net increase (decrease) in contract owners’ equity resulting from operations	199,676	2,080,209	451,821	2,145,667	(14,065)	95,852	(539,104)	1,587,260

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	237,886	350,857	218,612	228,095	-	-	86,231	202,098
Transfers between funds	(549,165)	(1,323,723)	(248,766)	113,398	(17,835)	(6,447)	(763,281)	(1,933,692)
Surrenders (notes 2, 3, 4, 5 and 6)	(897,869)	(529,006)	(740,798)	(812,303)	(20,410)	(90,687)	(1,023,268)	(564,110)
Adjustments to maintain reserves	1	30	2	(24)	(10)	15	5	(422)

Net equity transactions	(1,209,147)	(1,501,842)	(770,950)	(470,834)	(38,255)	(97,119)	(1,700,313)	(2,296,126)

Net change in contract owners’ equity	(1,009,471)	578,367	(319,129)	1,674,833	(52,320)	(1,267)	(2,239,417)	(708,866)
Contract owners’ equity at beginning of period	9,391,133	8,812,766	10,049,137	8,374,304	821,964	823,231	13,722,522	14,431,388

Contract owners’ equity at end of period	$8,381,662	9,391,133	9,730,008	10,049,137	769,644	821,964	11,483,105	13,722,522

CHANGE IN UNITS:
Beginning units	293,223	347,426	184,863	195,223	28,545	32,259	538,139	638,100
Units purchased	32,900	42,614	10,415	10,395	-	-	44,829	107,244
Units surrendered	(77,461)	(96,817)	(25,468)	(20,755)	(1,570)	(3,714)	(128,063)	(207,205)

Ending units	248,662	293,223	169,810	184,863	26,975	28,545	454,905	538,139

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVCSE		GVGMNS		GVGOPS		GVMCE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,108	4,608	62	780	(1,721)	(1,476)	33,636	55,437
Realized gain (loss) on investments	(196,813)	(163,277)	(2,649)	(2,403)	31,050	(273,400)	(784,027)	120,423
Change in unrealized gain (loss) on investments	322,325	413,114	2,337	7,414	114,335	325,389	1,117,680	2,382,736
Reinvested capital gains	18,361	28,042	319	2,281	199,586	149,022	135,336	382,100

Net increase (decrease) in contract owners’ equity resulting from operations	144,981	282,487	69	8,072	343,250	199,535	502,625	2,940,696

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	84,447	64,410	1,729	(333)	17,447	110,006	(4,606)	38,856
Transfers between funds	26,695	(176,036)	24,911	(79,486)	119,284	(116,077)	(806,704)	(1,767,376)
Surrenders (notes 2, 3, 4, 5 and 6)	(72,638)	(38,028)	(58,602)	(270)	(40,022)	(10,441)	(799,657)	(476,925)
Adjustments to maintain reserves	(649)	(25)	4	(9)	13	(5)	(147)	144

Net equity transactions	37,855	(149,679)	(31,958)	(80,098)	96,722	(16,517)	(1,611,114)	(2,205,301)

Net change in contract owners’ equity	182,836	132,808	(31,889)	(72,026)	439,972	183,018	(1,108,489)	735,395
Contract owners’ equity at beginning of period	1,369,606	1,236,798	54,713	126,739	783,175	600,157	10,968,798	10,233,403

Contract owners’ equity at end of period	$1,552,442	1,369,606	22,824	54,713	1,223,147	783,175	9,860,309	10,968,798

CHANGE IN UNITS:
Beginning units	67,651	75,898	3,776	9,791	32,955	33,790	223,376	274,092
Units purchased	22,418	16,835	1,981	156	11,173	6,088	27,764	34,929
Units surrendered	(19,518)	(25,082)	(4,245)	(6,171)	(8,417)	(6,923)	(65,805)	(85,645)

Ending units	70,551	67,651	1,512	3,776	35,711	32,955	185,335	223,376

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVMSAS		RVARS		ACEG		ACGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$181	114	7,983	8,868	1,246	-	106,697	127,511
Realized gain (loss) on investments	4	83	3,731	511	61,355	57,078	(1,054,983)	(112,316)
Change in unrealized gain (loss) on investments	657	(32)	21,699	8,496	429,376	162,658	790,117	831,683
Reinvested capital gains	-	-	-	-	130,022	188,905	84,671	863,602

Net increase (decrease) in contract owners’ equity resulting from operations	842	165	33,413	17,875	621,999	408,641	(73,498)	1,710,480

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	474	19,716	2,473	2,030	175,531	54,562	75,276	45,366
Transfers between funds	4,910	1,947	222,200	45,170	718,236	(40,580)	(2,394,113)	(432,576)
Surrenders (notes 2, 3, 4, 5 and 6)	(499)	(17,639)	(49,406)	(50,695)	(128,798)	(163,758)	(149,716)	(162,261)
Adjustments to maintain reserves	(2)	3	4	-	(18)	7	34	169

Net equity transactions	4,883	4,027	175,271	(3,495)	764,951	(149,769)	(2,468,519)	(549,302)

Net change in contract owners’ equity	5,725	4,192	208,684	14,380	1,386,950	258,872	(2,542,017)	1,161,178
Contract owners’ equity at beginning of period	4,192	-	412,933	398,553	1,468,639	1,209,767	8,260,525	7,099,347

Contract owners’ equity at end of period	$9,917	4,192	621,617	412,933	2,855,589	1,468,639	5,718,508	8,260,525

CHANGE IN UNITS:
Beginning units	406	-	37,683	38,194	54,996	61,953	222,627	367,294
Units purchased	637	2,219	20,016	4,823	24,611	2,928	129,772	11,597
Units surrendered	(143)	(1,813)	(4,875)	(5,334)	(4,488)	(9,885)	(121,734)	(156,264)

Ending units	900	406	52,824	37,683	75,119	54,996	230,665	222,627

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVBVI		AVHY1		AVIE		AVMCCI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	20	48,357	80,652	683,676	423,307	1,507	1,143
Realized gain (loss) on investments	(9,533)	(1,802)	(127,404)	(58,997)	658,721	1,255,639	(32,002)	(2,459)
Change in unrealized gain (loss) on investments	9,192	4,571	80,945	473,356	2,167,850	4,392,625	5,048	29,756
Reinvested capital gains	-	7,531	-	-	720,790	1,985,608	46,133	29,605

Net increase (decrease) in contract owners’ equity resulting from operations	(341)	10,320	1,898	495,011	4,231,037	8,057,179	20,686	58,045

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	10,674	46,808	286,470	371,264	97,104	36,971
Transfers between funds	(37,944)	(7,963)	(163,487)	(4,763,899)	155,420	751,916	(58,581)	3,161
Surrenders (notes 2, 3, 4, 5 and 6)	(33)	(512)	(213,672)	(136,055)	(1,315,653)	(4,658,947)	(88,949)	(34,789)
Adjustments to maintain reserves	8	(22)	(5)	(41)	34	9	13	7

Net equity transactions	(37,969)	(8,497)	(366,490)	(4,853,187)	(873,729)	(3,535,758)	(50,413)	5,350

Net change in contract owners’ equity	(38,310)	1,823	(364,592)	(4,358,176)	3,357,308	4,521,421	(29,727)	63,395
Contract owners’ equity at beginning of period	38,310	36,487	1,552,073	5,910,249	33,318,795	28,797,374	290,163	226,768

Contract owners’ equity at end of period	$-	38,310	1,187,481	1,552,073	36,676,103	33,318,795	260,436	290,163

CHANGE IN UNITS:
Beginning units	1,339	1,704	91,988	397,389	1,085,856	1,205,012	10,468	10,244
Units purchased	(1)	1,465	13,276	8,051	132,612	114,815	1,982	1,671
Units surrendered	(1,338)	(1,830)	(36,991)	(313,452)	(168,265)	(233,971)	(3,904)	(1,447)

Ending units	-	1,339	68,273	91,988	1,050,203	1,085,856	8,546	10,468

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AVSCE		IVBRA1		OVAG		OVGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$110	(473)	126,650	-	1,501	(10,445)	529,525	357,499
Realized gain (loss) on investments	(8,195)	(16,777)	(29,384)	(14,408)	2,151,785	1,705,185	1,597,793	1,373,847
Change in unrealized gain (loss) on investments	23,025	49,770	(22,542)	237,190	9,332,399	4,051,276	(774,760)	2,207,291
Reinvested capital gains	10,083	17,830	81,646	-	2,755,710	3,883,315	3,596,896	5,624,209

Net increase (decrease) in contract owners’ equity resulting from operations	25,023	50,350	156,370	222,782	14,241,395	9,629,331	4,949,454	9,562,846

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	17	41,953	381,961	596,013	873,067	826,513	875,107
Transfers between funds	(6,627)	(113,287)	(194,815)	(4,823)	3,747,668	(562,811)	(1,051,357)	(168,009)
Surrenders (notes 2, 3, 4, 5 and 6)	(33,582)	(1,642)	(108,124)	(56,838)	(2,945,136)	(2,709,256)	(2,417,527)	(2,957,203)
Adjustments to maintain reserves	-	40	(2)	-	804,657	40,142	31	(3,841)

Net equity transactions	(40,209)	(114,872)	(260,988)	320,300	2,203,202	(2,358,858)	(2,642,340)	(2,253,946)

Net change in contract owners’ equity	(15,186)	(64,522)	(104,618)	543,082	16,444,597	7,270,473	2,307,114	7,308,900
Contract owners’ equity at beginning of period	159,206	223,728	1,795,386	1,252,304	32,594,706	25,324,233	38,038,196	30,729,296

Contract owners’ equity at end of period	$144,020	159,206	1,690,768	1,795,386	49,039,303	32,594,706	40,345,310	38,038,196

CHANGE IN UNITS:
Beginning units	11,678	20,724	136,958	110,056	807,590	890,299	1,029,257	1,096,146
Units purchased	-	3	3,949	31,715	128,953	63,951	47,991	36,448
Units surrendered	(3,355)	(9,049)	(23,894)	(4,813)	(76,326)	(146,660)	(117,379)	(103,337)

Ending units	8,323	11,678	117,013	136,958	860,217	807,590	959,869	1,029,257

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGR		OVGS		OVIG		OVSB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(23,238)	(17,609)	476,929	611,411	141,771	129,091	1,036,707	720,503
Realized gain (loss) on investments	75,997	(168,710)	520,792	(44,819)	480,580	283,331	(415,329)	(77,976)
Change in unrealized gain (loss) on investments	1,633,738	2,287,240	16,967,868	9,611,117	3,412,401	2,875,308	(58,199)	1,309,460
Reinvested capital gains	1,560,764	960,672	2,951,486	11,180,425	257,213	776,075	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,247,261	3,061,593	20,917,075	21,358,134	4,291,965	4,063,805	563,179	1,951,987

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,759	12,114	2,388,947	3,475,123	1,652,425	1,396,839	122,788	306,719
Transfers between funds	364,060	(2,545,754)	(6,161,353)	(1,570,713)	(27,396)	(1,330,228)	(274,359)	(210,615)
Surrenders (notes 2, 3, 4, 5 and 6)	(231,888)	(631,665)	(6,781,874)	(8,639,886)	(1,226,771)	(2,145,968)	(1,445,135)	(596,058)
Adjustments to maintain reserves	16,186	12,689	68	814	32	19	(2)	-

Net equity transactions	155,117	(3,152,616)	(10,554,212)	(6,734,662)	398,290	(2,079,338)	(1,596,708)	(499,954)

Net change in contract owners’ equity	3,402,378	(91,023)	10,362,863	14,623,472	4,690,255	1,984,467	(1,033,529)	1,452,033
Contract owners’ equity at beginning of period	9,571,947	9,662,970	86,447,242	71,823,770	17,557,908	15,573,441	19,728,063	18,276,030

Contract owners’ equity at end of period	$12,974,325	9,571,947	96,810,105	86,447,242	22,248,163	17,557,908	18,694,534	19,728,063

CHANGE IN UNITS:
Beginning units	340,202	477,720	2,419,546	2,649,183	1,248,270	1,421,451	1,229,876	1,262,443
Units purchased	23,985	27,932	313,790	190,974	262,715	314,925	32,856	39,883
Units surrendered	(31,528)	(165,450)	(615,520)	(420,611)	(207,466)	(488,106)	(135,620)	(72,450)

Ending units	332,659	340,202	2,117,816	2,419,546	1,303,519	1,248,270	1,127,112	1,229,876

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSC		WRASP		WRGP		WRHIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$38,594	11,830	126,640	131,404	(4,221)	(3,500)	1,072,763	893,041
Realized gain (loss) on investments	(364,633)	(120,174)	(20,200)	(15,925)	(120,343)	(113,348)	(894,847)	(242,731)
Change in unrealized gain (loss) on investments	1,537,233	1,085,709	598,047	874,739	752,340	220,118	458,761	851,083
Reinvested capital gains	89,495	553,160	106,027	253,639	522,207	948,465	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,300,689	1,530,525	810,514	1,243,857	1,149,983	1,051,735	636,677	1,501,393

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,014,488	1,487,789	302,293	320,970	219,620	239,892	216,657	326,992
Transfers between funds	(48,124)	73,569	(55,673)	(391,867)	(545,336)	521,976	(2,713,698)	1,971,902
Surrenders (notes 2, 3, 4, 5 and 6)	(1,439,054)	(2,267,689)	(602,758)	(495,965)	(138,658)	(197,215)	(459,790)	(500,098)
Adjustments to maintain reserves	25	39	(3)	6	(6)	19	16	6

Net equity transactions	(472,665)	(706,292)	(356,141)	(566,856)	(464,380)	564,672	(2,956,815)	1,798,802

Net change in contract owners’ equity	828,024	824,233	454,373	677,001	685,603	1,616,407	(2,320,138)	3,300,195
Contract owners’ equity at beginning of period	7,156,183	6,331,950	6,529,086	5,852,085	4,180,839	2,564,432	16,856,499	13,556,304

Contract owners’ equity at end of period	$7,984,207	7,156,183	6,983,459	6,529,086	4,866,442	4,180,839	14,536,361	16,856,499

CHANGE IN UNITS:
Beginning units	125,648	140,428	359,396	392,480	87,159	73,043	1,104,637	985,689
Units purchased	10,892	8,434	30,468	23,324	6,405	24,439	78,698	207,812
Units surrendered	(19,419)	(23,214)	(52,381)	(56,408)	(15,742)	(10,323)	(283,114)	(88,864)

Ending units	117,121	125,648	337,483	359,396	77,822	87,159	900,221	1,104,637

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRMCG		WRRESP		WRSTP		JPMMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(7,834)	(8,026)	86,917	106,635	(4,963)	(5,731)	512,478	576,417
Realized gain (loss) on investments	439,073	273,116	3,910	(24,774)	998,269	(237,353)	(1,609,807)	704,396
Change in unrealized gain (loss) on investments	1,231,811	372,223	(689,289)	1,420,969	880,377	2,205,172	13,931	5,637,760
Reinvested capital gains	336,771	789,864	429,752	32,748	1,025,078	747,332	2,459,433	2,740,619

Net increase (decrease) in contract owners’ equity resulting from operations	1,999,821	1,427,177	(168,710)	1,535,578	2,898,761	2,709,420	1,376,035	9,659,192

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	232,836	93,990	414,756	754,292	1,360,464	1,165,802	587,098	831,397
Transfers between funds	(538,977)	57,263	(1,075,449)	(615,029)	(2,482,556)	971,264	80,551	(1,661,866)
Surrenders (notes 2, 3, 4, 5 and 6)	(547,335)	(250,211)	(487,065)	(844,638)	(962,836)	(1,662,727)	(1,327,273)	(1,873,626)
Adjustments to maintain reserves	(8)	(4)	17	(26)	71	(46)	138	36

Net equity transactions	(853,484)	(98,962)	(1,147,741)	(705,401)	(2,084,857)	474,293	(659,486)	(2,704,059)

Net change in contract owners’ equity	1,146,337	1,328,215	(1,316,451)	830,177	813,904	3,183,713	716,549	6,955,133
Contract owners’ equity at beginning of period	5,160,978	3,832,763	7,127,575	6,297,398	8,891,601	5,707,888	44,615,791	37,660,658

Contract owners’ equity at end of period	$6,307,315	5,160,978	5,811,124	7,127,575	9,705,505	8,891,601	45,332,340	44,615,791

CHANGE IN UNITS:
Beginning units	209,954	214,776	258,676	284,575	229,430	220,024	1,104,013	1,180,431
Units purchased	33,804	30,974	28,060	57,157	43,417	83,126	160,838	139,265
Units surrendered	(71,611)	(35,796)	(69,294)	(83,056)	(88,425)	(73,720)	(146,806)	(215,683)

Ending units	172,147	209,954	217,442	258,676	184,422	229,430	1,118,045	1,104,013

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPSCE1		JABS		JACAS		JAEI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,406	1,206	528,995	526,171	71,104	(18,496)	1,608	4,165
Realized gain (loss) on investments	(160,993)	6,183	1,880,396	694,319	2,178,918	298,454	25,202	43,446
Change in unrealized gain (loss) on investments	172,989	44,182	2,046,614	4,718,833	12,512,978	11,058,797	182,969	389,978
Reinvested capital gains	33,288	55,942	576,692	902,222	4,197,214	4,393,377	159,852	114,719

Net increase (decrease) in contract owners’ equity resulting from operations	49,690	107,513	5,032,697	6,841,545	18,960,214	15,732,132	369,631	552,308

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	284,642	47,716	3,411,480	1,420,534	1,840,092	1,860,070	59,897	50,953
Transfers between funds	(339,354)	21,187	(324,183)	2,150,319	(2,110,233)	(1,384,329)	(300,230)	580,260
Surrenders (notes 2, 3, 4, 5 and 6)	(56,778)	(8,509)	(2,891,038)	(2,102,920)	(5,697,033)	(8,402,402)	(71,910)	(125,080)
Adjustments to maintain reserves	9	(9)	91	(9)	6	65	15	(10)

Net equity transactions	(111,481)	60,385	196,350	1,467,924	(5,967,168)	(7,926,596)	(312,228)	506,123

Net change in contract owners’ equity	(61,791)	167,898	5,229,047	8,309,469	12,993,046	7,805,536	57,403	1,058,431
Contract owners’ equity at beginning of period	592,986	425,088	38,433,046	30,123,577	52,988,344	45,182,808	2,424,377	1,365,946

Contract owners’ equity at end of period	$531,195	592,986	43,662,093	38,433,046	65,981,390	52,988,344	2,481,780	2,424,377

CHANGE IN UNITS:
Beginning units	42,359	37,754	943,328	903,670	1,418,018	1,660,305	154,605	118,018
Units purchased	25,332	8,658	147,403	195,198	75,116	131,029	4,540	45,129
Units surrendered	(34,156)	(4,053)	(150,057)	(155,540)	(224,692)	(373,316)	(26,676)	(8,542)

Ending units	33,535	42,359	940,674	943,328	1,268,442	1,418,018	132,469	154,605

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$157,486	181,860	(11,727)	108,583	232,521	365,001	(56,957)	(29,222)
Realized gain (loss) on investments	329,283	16,397	4,155,349	3,670,592	(509,310)	(220,252)	1,380,127	840,597
Change in unrealized gain (loss) on investments	151,405	367,849	7,227,338	4,459,902	3,470,078	4,669,338	4,241,519	5,176,150
Reinvested capital gains	-	-	2,993,656	2,036,413	-	-	2,645,470	1,757,806

Net increase (decrease) in contract owners’ equity resulting from operations	638,174	566,106	14,364,616	10,275,490	3,193,289	4,814,087	8,210,159	7,745,331

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	352,487	559,288	1,065,054	493,495	523,468	665,522	1,104,804	2,580,459
Transfers between funds	(224,610)	(751,672)	3,122,536	(1,353,081)	(129,508)	(754,612)	647,580	1,392,757
Surrenders (notes 2, 3, 4, 5 and 6)	(555,528)	(80,596)	(3,409,242)	(3,952,332)	(1,501,264)	(1,506,128)	(1,007,731)	(604,205)
Adjustments to maintain reserves	(4)	3	123	18	(36)	(2,402)	(58)	131

Net equity transactions	(427,655)	(272,977)	778,471	(4,811,900)	(1,107,340)	(1,597,620)	744,595	3,369,142

Net change in contract owners’ equity	210,519	293,129	15,143,087	5,463,590	2,085,949	3,216,467	8,954,754	11,114,473
Contract owners’ equity at beginning of period	7,178,288	6,885,159	28,876,527	23,412,937	21,781,509	18,565,042	33,015,545	21,901,072

Contract owners’ equity at end of period	$7,388,807	7,178,288	44,019,614	28,876,527	23,867,458	21,781,509	41,970,299	33,015,545

CHANGE IN UNITS:
Beginning units	628,541	658,022	1,245,624	1,466,235	1,200,849	1,298,483	1,803,875	1,614,203
Units purchased	68,935	109,700	184,635	79,668	107,439	132,849	443,767	426,673
Units surrendered	(109,853)	(139,181)	(168,176)	(300,279)	(174,498)	(230,483)	(319,503)	(237,001)

Ending units	587,623	628,541	1,262,083	1,245,624	1,133,790	1,200,849	1,928,139	1,803,875

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAMVS		LZREMS		SBVSG		BNCAI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,455	12,122	262,240	105,689	(37,157)	(34,744)	(10,940)	(13,447)
Realized gain (loss) on investments	(12,115)	(9,532)	(1,518,101)	528,113	(105,684)	1,845,162	846,888	443,716
Change in unrealized gain (loss) on investments	(28,446)	170,005	880,413	2,411,242	6,697,997	783,554	675,201	1,376,306
Reinvested capital gains	15,152	77,364	-	-	1,864,361	1,812,424	113,979	170,064

Net increase (decrease) in contract owners’ equity resulting from operations	(18,954)	249,959	(375,448)	3,045,044	8,419,517	4,406,396	1,625,128	1,976,639

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,960	2,344	711,623	733,167	1,035,434	1,536,993	(97,591)	2,417
Transfers between funds	(33,570)	(187,750)	(2,081,608)	(7,978,674)	(701,168)	(1,884,210)	(736,634)	(562,149)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,856)	(75,624)	(651,155)	(2,027,403)	(1,126,270)	(1,347,465)	(367,220)	(1,265,955)
Adjustments to maintain reserves	10	4	17	17	(17)	94	(63)	20

Net equity transactions	(41,456)	(261,026)	(2,021,123)	(9,272,893)	(792,021)	(1,694,588)	(1,201,508)	(1,825,667)

Net change in contract owners’ equity	(60,410)	(11,067)	(2,396,571)	(6,227,849)	7,627,496	2,711,808	423,620	150,972
Contract owners’ equity at beginning of period	894,638	905,705	15,279,275	21,507,124	20,470,815	17,759,007	6,323,881	6,172,909

Contract owners’ equity at end of period	$834,228	894,638	12,882,704	15,279,275	28,098,311	20,470,815	6,747,501	6,323,881

CHANGE IN UNITS:
Beginning units	40,695	53,472	1,217,379	2,023,340	652,734	717,325	103,709	138,622
Units purchased	125	1,943	153,760	166,152	110,593	140,600	5,309	34,891
Units surrendered	(2,330)	(14,720)	(330,341)	(972,113)	(137,614)	(205,191)	(26,334)	(69,804)

Ending units	38,490	40,695	1,040,798	1,217,379	625,713	652,734	82,684	103,709

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LOVBD		LOVMCV		LOVSDC		LOVTRC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$146,178	146,876	10	98	608,844	667,631	782,840	737,704
Realized gain (loss) on investments	72,232	41,185	(2,320)	(43)	(205,731)	(195,814)	279,420	(45,527)
Change in unrealized gain (loss) on investments	54,045	213,120	711	1,873	227,598	448,622	546,300	1,275,233
Reinvested capital gains	-	-	-	197	-	-	676,850	-

Net increase (decrease) in contract owners’ equity resulting from operations	272,455	401,181	(1,599)	2,125	630,711	920,439	2,285,410	1,967,410

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	402,920	81,906	-	212	(397,107)	2,083,389	2,050,379	2,336,901
Transfers between funds	(489,083)	750,067	(3,606)	294	2,510,908	1,418,353	3,229,237	5,868,052
Surrenders (notes 2, 3, 4, 5 and 6)	(46,535)	(140,198)	(5,639)	66	16,676	(1,884,023)	(1,454,824)	(1,655,769)
Adjustments to maintain reserves	18	(15)	(14)	(9)	(6,922)	6,961	26	36

Net equity transactions	(132,680)	691,760	(9,259)	563	2,123,555	1,624,680	3,824,818	6,549,220

Net change in contract owners’ equity	139,775	1,092,941	(10,858)	2,688	2,754,266	2,545,119	6,110,228	8,516,630
Contract owners’ equity at beginning of period	4,106,436	3,013,495	11,919	9,231	21,417,644	18,872,525	31,140,927	22,624,297

Contract owners’ equity at end of period	$4,246,211	4,106,436	1,061	11,919	24,171,910	21,417,644	37,251,155	31,140,927

CHANGE IN UNITS:
Beginning units	313,730	260,383	491	467	1,956,169	1,808,605	2,753,771	2,164,849
Units purchased	101,835	86,640	61	215	474,179	1,216,000	530,619	982,718
Units surrendered	(113,404)	(33,293)	(508)	(191)	(287,003)	(1,068,436)	(211,243)	(393,796)

Ending units	302,161	313,730	44	491	2,143,345	1,956,169	3,073,147	2,753,771

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MNVFRS		MMCGSC		MNDIC		MNDSC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$149	-	(716)	(297)	-	-	(284)	(286)
Realized gain (loss) on investments	-	-	44,318	29,967	(9,082)	(91,007)	3,569	1,994
Change in unrealized gain (loss) on investments	539	-	219,819	5,820	557,401	218,796	702,736	75,600
Reinvested capital gains	-	-	96,190	22,790	155,504	243,374	168,125	143,954

Net increase (decrease) in contract owners’ equity resulting from operations	688	-	359,611	58,280	703,823	371,163	874,146	221,262

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	429,313	27,048	83,978	55,561	707,111	17,838
Transfers between funds	43,823	-	490,401	129,441	308,819	272,315	1,151,093	52,689
Surrenders (notes 2, 3, 4, 5 and 6)	(67)	-	(56,575)	(128,964)	(150,581)	(137,329)	(22,161)	(5,361)
Adjustments to maintain reserves	(1)	-	(8)	(6)	12	7	29	(332)

Net equity transactions	43,755	-	863,131	27,519	242,228	190,554	1,836,072	64,834

Net change in contract owners’ equity	44,443	-	1,222,742	85,799	946,051	561,717	2,710,218	286,096
Contract owners’ equity at beginning of period	-	-	249,236	163,437	1,443,769	882,052	816,382	530,286

Contract owners’ equity at end of period	$44,443	-	1,471,978	249,236	2,389,820	1,443,769	3,526,600	816,382

CHANGE IN UNITS:
Beginning units	-	-	18,803	17,017	56,254	48,699	32,582	29,829
Units purchased	3,992	-	95,358	12,936	13,156	18,446	65,331	3,001
Units surrendered	(6)	-	(32,536)	(11,150)	(5,583)	(10,891)	(803)	(248)

Ending units	3,986	-	81,625	18,803	63,827	56,254	97,110	32,582

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MV2IGI		MV2RIS		MV3MVI		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,362	22,899	14,368	6,003	8	-	3,384	(5)
Realized gain (loss) on investments	180,219	100,311	734,708	4,963	-	-	(1,015)	-
Change in unrealized gain (loss) on investments	245,786	812,800	(994,515)	1,359,931	232	-	104,969	568
Reinvested capital gains	410,118	305,917	58,183	41,256	27	-	16,423	-

Net increase (decrease) in contract owners’ equity resulting from operations	855,485	1,241,927	(187,256)	1,412,153	267	-	123,761	563

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	92,499	137,451	35,178	50,760	-	-	5,283	202
Transfers between funds	(149,117)	233,226	10,291,564	25,321,888	14,585	-	1,233,077	9,171
Surrenders (notes 2, 3, 4, 5 and 6)	(370,016)	(344,350)	(212,653)	(47,925)	(36)	-	(2,863)	(26)
Adjustments to maintain reserves	(5)	10	8	(5)	7	-	4	2

Net equity transactions	(426,639)	26,337	10,114,097	25,324,718	14,556	-	1,235,501	9,349

Net change in contract owners’ equity	428,846	1,268,264	9,926,841	26,736,871	14,823	-	1,359,262	9,912
Contract owners’ equity at beginning of period	4,376,288	3,108,024	27,601,876	865,005	-	-	9,912	-

Contract owners’ equity at end of period	$4,805,134	4,376,288	37,528,717	27,601,876	14,823	-	1,369,174	9,912

CHANGE IN UNITS:
Beginning units	230,941	229,541	2,182,472	87,513	-	-	902	-
Units purchased	11,448	24,215	477,814	2,107,770	1,079	-	119,892	904
Units surrendered	(35,435)	(22,815)	(24,795)	(12,811)	(3)	-	(380)	(2)

Ending units	206,954	230,941	2,635,491	2,182,472	1,076	-	120,414	902

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVBRES		MVFIC		MVFSC		MVIGIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,433	26,544	160,875	225,308	915,638	1,310,828	3,494	211
Realized gain (loss) on investments	(96,639)	(109,165)	14,479	67,665	(347,986)	1,596,478	(1,187)	(247)
Change in unrealized gain (loss) on investments	167,050	460,259	(317,781)	2,003,125	(151,513)	13,706,576	43,913	3,998
Reinvested capital gains	70,927	195,288	450,878	474,197	3,637,672	3,549,727	3,178	1,888

Net increase (decrease) in contract owners’ equity resulting from operations	156,771	572,926	308,451	2,770,295	4,053,811	20,163,609	49,398	5,850

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	132,489	128,676	259,645	279,947	2,365,146	3,373,497	4,199	126
Transfers between funds	(866,372)	(402,431)	(525,872)	(506,635)	7,685,400	(6,166,426)	147,410	117,485
Surrenders (notes 2, 3, 4, 5 and 6)	(138,911)	(136,242)	(726,919)	(1,137,118)	(2,594,249)	(4,668,041)	(18,962)	(2,615)
Adjustments to maintain reserves	15	(7)	6	36	185	(747)	(4)	(3)

Net equity transactions	(872,779)	(410,004)	(993,140)	(1,363,770)	7,456,482	(7,461,717)	132,643	114,993

Net change in contract owners’ equity	(716,008)	162,922	(684,689)	1,406,525	11,510,293	12,701,892	182,041	120,843
Contract owners’ equity at beginning of period	2,454,672	2,291,750	11,409,669	10,003,144	85,548,086	72,846,194	120,843	-

Contract owners’ equity at end of period	$1,738,664	2,454,672	10,724,980	11,409,669	97,058,379	85,548,086	302,884	120,843

CHANGE IN UNITS:
Beginning units	144,468	173,610	230,589	262,410	3,683,177	4,057,097	11,023	-
Units purchased	20,062	52,830	9,695	7,476	830,715	550,741	14,724	11,271
Units surrendered	(75,610)	(81,972)	(30,812)	(39,297)	(463,126)	(924,661)	(1,895)	(248)

Ending units	88,920	144,468	209,472	230,589	4,050,766	3,683,177	23,852	11,023

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVIVSC		MVRBSS		MSEM		MSVEG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$565,331	1,185,166	47,877	4,709	332,923	407,200	(9,921)	(5,021)
Realized gain (loss) on investments	4,350,810	2,638,689	30,519	11,892	(195,195)	(40,681)	756,195	73,589
Change in unrealized gain (loss) on investments	11,773,879	13,803,302	89,031	8,184	209,085	665,212	3,839,911	511,246
Reinvested capital gains	1,996,613	2,894,693	-	-	-	-	719,874	143,467

Net increase (decrease) in contract owners’ equity resulting from operations	18,686,633	20,521,850	167,427	24,785	346,813	1,031,731	5,306,059	723,281

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,814,032	2,563,614	200,237	2,072	184,237	308,099	682,921	218,780
Transfers between funds	(3,801,379)	(1,635,185)	2,015,271	956,564	(385,980)	(189,981)	1,509,020	1,418,514
Surrenders (notes 2, 3, 4, 5 and 6)	(4,237,506)	(4,850,903)	(31,983)	(5,904)	(421,702)	(566,483)	(477,186)	(289,730)
Adjustments to maintain reserves	(126)	301	10	3	22	(66)	238	(179)

Net equity transactions	(6,224,979)	(3,922,173)	2,183,535	952,735	(623,423)	(448,431)	1,714,993	1,347,385

Net change in contract owners’ equity	12,461,654	16,599,677	2,350,962	977,520	(276,610)	583,300	7,021,052	2,070,666
Contract owners’ equity at beginning of period	98,737,788	82,138,111	1,210,363	232,843	8,154,321	7,571,021	4,212,977	2,142,311

Contract owners’ equity at end of period	$111,199,442	98,737,788	3,561,325	1,210,363	7,877,711	8,154,321	11,234,029	4,212,977

CHANGE IN UNITS:
Beginning units	3,016,906	3,148,318	109,591	23,116	192,075	207,015	105,709	70,519
Units purchased	375,596	279,492	243,940	87,031	19,059	23,905	39,953	46,684
Units surrendered	(564,353)	(410,904)	(55,385)	(556)	(36,580)	(38,845)	(16,064)	(11,494)

Ending units	2,828,149	3,016,906	298,146	109,591	174,554	192,075	129,598	105,709

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVFI		MSVMG		MSVRE		VKVGR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$69,103	86,624	(6,449)	(11,073)	137,131	170,115	203,379	117,194
Realized gain (loss) on investments	45,782	15,012	752,176	471,679	(1,116,019)	148,698	(914,985)	101,072
Change in unrealized gain (loss) on investments	39,231	117,876	1,838,774	247,010	(983,750)	988,416	(165,459)	467,731
Reinvested capital gains	25,261	-	377,455	713,714	145,795	372,290	100,464	240,835

Net increase (decrease) in contract owners’ equity resulting from operations	179,377	219,512	2,961,956	1,421,330	(1,816,843)	1,679,519	(776,601)	926,832

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	152,256	107,139	1,825	11,560	89,104	113,627	256,589	370,332
Transfers between funds	419,659	170,108	(331,964)	(86,137)	(3,391,169)	(162,179)	(433,163)	(72,918)
Surrenders (notes 2, 3, 4, 5 and 6)	(406,501)	(317,424)	(177,228)	(2,838,171)	(262,874)	(238,199)	(214,486)	(670,279)
Adjustments to maintain reserves	1	19	(18)	(13)	9	(299)	12	15

Net equity transactions	165,415	(40,158)	(507,385)	(2,912,761)	(3,564,930)	(287,050)	(391,048)	(372,850)

Net change in contract owners’ equity	344,792	179,354	2,454,571	(1,491,431)	(5,381,773)	1,392,469	(1,167,649)	553,982
Contract owners’ equity at beginning of period	2,271,641	2,092,287	2,355,735	3,847,166	10,593,341	9,200,872	5,747,394	5,193,412

Contract owners’ equity at end of period	$2,616,433	2,271,641	4,810,306	2,355,735	5,211,568	10,593,341	4,579,745	5,747,394

CHANGE IN UNITS:
Beginning units	115,319	117,770	73,374	168,880	160,729	174,180	421,903	449,700
Units purchased	30,388	14,618	19,514	29,591	4,004	39,065	72,021	75,476
Units surrendered	(22,494)	(17,069)	(33,322)	(125,097)	(69,393)	(52,516)	(98,985)	(103,273)

Ending units	123,213	115,319	59,566	73,374	95,340	160,729	394,939	421,903

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DTRTFB		EIF		GBF		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,386	3,850	229,083	245,303	2,271,406	3,007,433	231,661	340,536
Realized gain (loss) on investments	622	(7)	772,428	763,669	1,469,123	(358,108)	511,734	251,700
Change in unrealized gain (loss) on investments	1,309	(807)	(1,020,478)	1,677,908	3,305,635	5,204,066	501,294	2,461,993
Reinvested capital gains	-	-	566,861	528,380	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,317	3,036	547,894	3,215,260	7,046,164	7,853,391	1,244,689	3,054,229

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,807	14,937	312,727	327,138	2,595,622	3,644,874	441,749	396,109
Transfers between funds	26,594	124,722	1,595	112,005	(24,878,891)	61,333,474	(1,337,255)	(975,491)
Surrenders (notes 2, 3, 4, 5 and 6)	(14,950)	(14,499)	(766,949)	(931,290)	(6,371,267)	(5,613,973)	(888,361)	(1,566,802)
Adjustments to maintain reserves	9	(4)	(26)	101	73	23	88	123

Net equity transactions	13,460	125,156	(452,653)	(492,046)	(28,654,463)	59,364,398	(1,783,779)	(2,146,061)

Net change in contract owners’ equity	18,777	128,192	95,241	2,723,214	(21,608,299)	67,217,789	(539,090)	908,168
Contract owners’ equity at beginning of period	130,758	2,566	14,598,789	11,875,575	137,541,891	70,324,102	15,137,344	14,229,176

Contract owners’ equity at end of period	$149,535	130,758	14,694,030	14,598,789	115,933,592	137,541,891	14,598,254	15,137,344

CHANGE IN UNITS:
Beginning units	12,047	252	419,411	432,609	6,370,399	3,491,610	459,444	532,915
Units purchased	2,607	13,208	20,284	23,768	1,127,189	3,429,201	31,158	52,554
Units surrendered	(1,375)	(1,413)	(32,202)	(36,966)	(2,429,625)	(550,412)	(100,167)	(126,025)

Ending units	13,279	12,047	407,493	419,411	5,067,963	6,370,399	390,435	459,444

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GIG		GVAAA2		GVABD2		GVAGG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$168,959	435,710	207,398	208,863	44,175	31,693	62,698	56,766
Realized gain (loss) on investments	58,499	(105,460)	254,258	198,730	31,152	2,577	89,082	146,658
Change in unrealized gain (loss) on investments	619,621	1,958,692	(24,811)	1,064,228	70,222	97,576	1,836,516	1,644,577
Reinvested capital gains	-	755,603	1,072,347	870,629	1,426	5,617	639,200	743,103

Net increase (decrease) in contract owners’ equity resulting from operations	847,079	3,044,545	1,509,192	2,342,450	146,975	137,463	2,627,496	2,591,104

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	516,246	732,516	783,580	587,391	81,779	70,781	267,469	402,749
Transfers between funds	(851,977)	(793,156)	(1,316,883)	191,147	170,171	216,290	(263,256)	(584,168)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,172,996)	(1,350,880)	(1,992,384)	(859,811)	(171,988)	(160,701)	(952,365)	(989,839)
Adjustments to maintain reserves	244	30	26	(6)	7	(8)	(8)	(8)

Net equity transactions	(2,508,483)	(1,411,490)	(2,525,661)	(81,279)	79,969	126,362	(948,160)	(1,171,266)

Net change in contract owners’ equity	(1,661,404)	1,633,055	(1,016,469)	2,261,171	226,944	263,825	1,679,336	1,419,838
Contract owners’ equity at beginning of period	18,303,355	16,670,300	13,524,090	11,262,919	1,769,359	1,505,534	9,363,899	7,944,061

Contract owners’ equity at end of period	$16,641,951	18,303,355	12,507,621	13,524,090	1,996,303	1,769,359	11,043,235	9,363,899

CHANGE IN UNITS:
Beginning units	882,785	959,672	562,207	565,512	117,649	109,099	315,449	360,690
Units purchased	55,162	151,597	28,415	36,722	34,555	21,237	12,359	15,147
Units surrendered	(195,397)	(228,484)	(126,369)	(40,027)	(30,654)	(12,687)	(41,482)	(60,388)

Ending units	742,550	882,785	464,253	562,207	121,550	117,649	286,326	315,449

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGI2		GVAGR2		GVDMA		GVDMC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,723	58,224	101,246	40,991	169,200	2,027,259	14,956	450,731
Realized gain (loss) on investments	21,649	94,363	468,715	734,550	1,736,323	2,306,585	(659,610)	(244,197)
Change in unrealized gain (loss) on investments	32,158	424,698	4,534,648	685,459	4,229,027	5,331,921	2,140,077	1,137,216
Reinvested capital gains	449,012	401,546	1,325,855	1,677,469	6,512,852	9,476,552	644,105	931,860

Net increase (decrease) in contract owners’ equity resulting from operations	575,542	978,831	6,430,464	3,138,469	12,647,402	19,142,317	2,139,528	2,275,610

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	188,609	254,688	272,663	329,971	4,358,395	5,810,693	980,609	724,061
Transfers between funds	(126,901)	105,952	1,307,709	(940,602)	1,121,062	(157,445)	255,138	3,863,901
Surrenders (notes 2, 3, 4, 5 and 6)	(516,603)	(339,489)	(1,353,211)	(939,248)	(7,514,657)	(8,321,622)	(1,919,773)	(1,381,584)
Adjustments to maintain reserves	(21)	14	15	9	945	3,811	5	33

Net equity transactions	(454,916)	21,165	227,176	(1,549,870)	(2,034,255)	(2,664,563)	(684,021)	3,206,411

Net change in contract owners’ equity	120,626	999,996	6,657,640	1,588,599	10,613,147	16,477,754	1,455,507	5,482,021
Contract owners’ equity at beginning of period	4,836,973	3,836,977	12,782,566	11,193,967	106,181,074	89,703,320	21,791,562	16,309,541

Contract owners’ equity at end of period	$4,957,599	4,836,973	19,440,206	12,782,566	116,794,221	106,181,074	23,247,069	21,791,562

CHANGE IN UNITS:
Beginning units	192,818	192,213	400,269	456,682	3,434,675	3,530,534	920,683	780,720
Units purchased	6,994	14,549	43,327	15,528	313,680	268,953	207,517	235,922
Units surrendered	(25,042)	(13,944)	(41,769)	(71,941)	(380,653)	(364,812)	(219,372)	(95,959)

Ending units	174,770	192,818	401,827	400,269	3,367,702	3,434,675	908,828	920,683

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVEX1		GVIDA		GVIDC		GVIDM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$182,448	152,201	47,958	760,902	(190)	291,481	63,433	1,541,768
Realized gain (loss) on investments	290,572	274,825	(435,580)	1,090,778	(34,273)	(78,366)	621,021	1,611,150
Change in unrealized gain (loss) on investments	998,877	1,129,344	2,754,168	2,630,658	911,200	728,466	2,809,058	1,928,033
Reinvested capital gains	170,222	299,451	2,607,851	3,536,047	150,171	296,034	4,213,803	6,716,237

Net increase (decrease) in contract owners’ equity resulting from operations	1,642,119	1,855,821	4,974,397	8,018,385	1,026,908	1,237,615	7,707,315	11,797,188

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	544,137	134,118	1,483,360	1,231,381	654,008	545,661	2,276,424	2,446,358
Transfers between funds	1,847,619	16,196	(197,252)	1,972,648	2,142,717	1,756,434	2,221,853	1,135,929
Surrenders (notes 2, 3, 4, 5 and 6)	(630,477)	(613,530)	(3,513,497)	(2,819,339)	(1,316,537)	(2,058,389)	(5,147,796)	(8,052,418)
Adjustments to maintain reserves	(2)	1	261	327	38	(17)	25	(8,789)

Net equity transactions	1,761,277	(463,215)	(2,227,128)	385,017	1,480,226	243,689	(649,494)	(4,478,920)

Net change in contract owners’ equity	3,403,396	1,392,606	2,747,269	8,403,402	2,507,134	1,481,304	7,057,821	7,318,268
Contract owners’ equity at beginning of period	7,478,746	6,086,140	42,423,465	34,020,063	14,277,476	12,796,172	74,720,712	67,402,444

Contract owners’ equity at end of period	$10,882,142	7,478,746	45,170,734	42,423,465	16,784,610	14,277,476	81,778,533	74,720,712

CHANGE IN UNITS:
Beginning units	324,557	346,411	1,302,019	1,291,051	728,384	714,180	2,741,076	2,908,368
Units purchased	101,759	11,608	106,707	134,658	182,046	185,632	274,960	229,400
Units surrendered	(26,753)	(33,462)	(179,388)	(123,690)	(106,392)	(171,428)	(292,984)	(396,692)

Ending units	399,563	324,557	1,229,338	1,302,019	804,038	728,384	2,723,052	2,741,076

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIX2		HIBF		IDPG		IDPGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$80,346	92,038	1,098,177	1,320,836	18	560	10	181
Realized gain (loss) on investments	(24,353)	(686)	(101,296)	(309,631)	(135)	(1,484)	(1)	1
Change in unrealized gain (loss) on investments	203,770	420,746	34,387	2,366,426	563	4,492	301	111
Reinvested capital gains	105,317	5,587	-	-	265	689	90	157

Net increase (decrease) in contract owners’ equity resulting from operations	365,080	517,685	1,031,268	3,377,631	711	4,257	400	450

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	133,018	88,913	261,729	299,411	576	20,878	202	-
Transfers between funds	513,131	181,383	(1,817,747)	(249,548)	-	-	535	7,327
Surrenders (notes 2, 3, 4, 5 and 6)	(100,761)	(67,140)	(1,051,336)	(3,671,559)	(5,535)	(32,949)	(375)	(91)
Adjustments to maintain reserves	(6)	(3)	22	254	(3)	11	(1)	2

Net equity transactions	545,382	203,153	(2,607,332)	(3,621,442)	(4,962)	(12,060)	361	7,238

Net change in contract owners’ equity	910,462	720,838	(1,576,064)	(243,811)	(4,251)	(7,803)	761	7,688
Contract owners’ equity at beginning of period	3,024,582	2,303,744	23,640,241	23,884,052	19,559	27,362	7,688	-

Contract owners’ equity at end of period	$3,935,044	3,024,582	22,064,177	23,640,241	15,308	19,559	8,449	7,688

CHANGE IN UNITS:
Beginning units	249,031	230,301	689,566	798,649	1,464	2,366	599	-
Units purchased	74,251	27,047	36,822	27,615	128	1,735	59	606
Units surrendered	(21,434)	(8,317)	(117,688)	(136,698)	(517)	(2,637)	(30)	(7)

Ending units	301,848	249,031	608,700	689,566	1,075	1,464	628	599

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF		MSBF		NCPG		NCPGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,088,960	1,355,833	338,070	583,907	1,268	2,921	116	77
Realized gain (loss) on investments	(4,765,478)	(2,696,479)	(151,837)	(107,573)	(266)	1,376	19	14
Change in unrealized gain (loss) on investments	12,688,213	8,676,399	127,054	548,179	7,982	7,052	485	109
Reinvested capital gains	5,249,551	17,485,729	-	-	-	3,541	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,261,246	24,821,482	313,287	1,024,513	8,984	14,890	620	200

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,242,262	5,017,684	267,217	235,056	58,058	56,786	488	-
Transfers between funds	(5,197,849)	1,969,702	(355,601)	2,206,351	(881)	(2,868)	18,423	4,670
Surrenders (notes 2, 3, 4, 5 and 6)	(5,670,127)	(13,776,024)	(811,208)	(3,397,867)	(92,695)	(38,439)	(5,158)	(18)
Adjustments to maintain reserves	(622)	950	(18)	24	5	7	4	(2)

Net equity transactions	(7,626,336)	(6,787,688)	(899,610)	(956,436)	(35,513)	15,486	13,757	4,650

Net change in contract owners’ equity	6,634,910	18,033,794	(586,323)	68,077	(26,529)	30,376	14,377	4,850
Contract owners’ equity at beginning of period	117,003,328	98,969,534	11,150,443	11,082,366	119,305	88,929	4,850	-

Contract owners’ equity at end of period	$123,638,238	117,003,328	10,564,120	11,150,443	92,776	119,305	19,227	4,850

CHANGE IN UNITS:
Beginning units	2,062,940	2,209,081	416,531	456,560	9,171	7,902	385	-
Units purchased	179,394	372,548	20,999	187,933	5,809	4,735	1,479	387
Units surrendered	(328,483)	(518,689)	(58,418)	(227,962)	(8,349)	(3,466)	(416)	(2)

Ending units	1,913,851	2,062,940	379,112	416,531	6,631	9,171	1,448	385

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NJMMA2		NJMMAY		NVAMV1		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$38	-	1,033	-	552,932	1,023,797	235,645	-
Realized gain (loss) on investments	76	-	41	-	(256,804)	326,053	16,917	-
Change in unrealized gain (loss) on investments	1,559	-	30,876	-	(1,296,221)	3,514,514	2,797,271	-
Reinvested capital gains	-	-	2,530	-	907,118	4,232,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,673	-	34,480	-	(92,975)	9,097,082	3,049,833	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	-	-	725,220	1,095,416	376,175	-
Transfers between funds	53,840	-	749,579	-	(3,526,019)	(688,578)	16,970,200	-
Surrenders (notes 2, 3, 4, 5 and 6)	(517)	-	(3,600)	-	(2,681,363)	(3,684,708)	(63,693)	-
Adjustments to maintain reserves	4	-	-	-	283	13	24	-

Net equity transactions	53,327	-	745,979	-	(5,481,879)	(3,277,857)	17,282,706	-

Net change in contract owners’ equity	55,000	-	780,459	-	(5,574,854)	5,819,225	20,332,539	-
Contract owners’ equity at beginning of period	-	-	-	-	41,167,002	35,347,777	-	-

Contract owners’ equity at end of period	$55,000	-	780,459	-	35,592,148	41,167,002	20,332,539	-

CHANGE IN UNITS:
Beginning units	-	-	-	-	1,163,109	1,267,871	-	-
Units purchased	-	-	76,448	-	31,701	48,869	1,765,470	-
Units surrendered	-	-	(360)	-	(204,008)	(153,631)	(50,117)	-

Ending units	-	-	76,088	-	990,802	1,163,109	1,715,353	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$7,810,491	7,295,959	95,414	76,063	38,128	117,807	7,177	73,638
Realized gain (loss) on investments	829,654	(263,881)	9,198	6,618	(160,564)	(115,888)	(40,914)	(16,278)
Change in unrealized gain (loss) on investments	16,185,049	12,414,319	95,469	113,002	526,025	344,434	287,329	127,600
Reinvested capital gains	-	-	8,043	-	149,476	379,416	8,508	48,737

Net increase (decrease) in contract owners’ equity resulting from operations	24,825,194	19,446,397	208,124	195,683	553,065	725,769	262,100	233,697

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	695,854	532,763	95,631	82,897	541,289	779,460	495,423	554,093
Transfers between funds	63,671,822	107,579,725	1,054,776	513,259	(758,610)	(364,016)	970,204	367,841
Surrenders (notes 2, 3, 4, 5 and 6)	(10,478,321)	(5,089,706)	(245,092)	(218,626)	85,238	(1,334,219)	(421,698)	(535,568)
Adjustments to maintain reserves	114	81	6	4	(1)	(11)	19	(9)

Net equity transactions	53,889,469	103,022,863	905,321	377,534	(132,084)	(918,786)	1,043,948	386,357

Net change in contract owners’ equity	78,714,663	122,469,260	1,113,445	573,217	420,981	(193,017)	1,306,048	620,054
Contract owners’ equity at beginning of period	302,908,062	180,438,802	2,611,223	2,038,006	4,056,901	4,249,918	2,997,897	2,377,843

Contract owners’ equity at end of period	$381,622,725	302,908,062	3,724,668	2,611,223	4,477,882	4,056,901	4,303,945	2,997,897

CHANGE IN UNITS:
Beginning units	22,483,412	16,799,978	160,810	136,733	209,609	264,163	189,973	167,055
Units purchased	9,883,886	9,665,071	69,889	38,658	66,753	52,379	111,989	76,376
Units surrendered	(1,764,022)	(3,981,637)	(16,348)	(14,581)	(68,571)	(106,933)	(50,135)	(53,458)

Ending units	30,603,276	22,483,412	214,351	160,810	207,791	209,609	251,827	189,973

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$76,134	199,411	11,606	58,992	61,412	201,025	31,919	84,014
Realized gain (loss) on investments	(179,273)	(191,717)	(52,199)	(84,112)	(129,886)	(64,935)	(65,901)	(9,724)
Change in unrealized gain (loss) on investments	820,087	661,196	253,462	190,852	694,991	458,821	462,745	349,875
Reinvested capital gains	151,940	671,295	15,036	103,030	216,212	533,686	-	223,448

Net increase (decrease) in contract owners’ equity resulting from operations	868,888	1,340,185	227,905	268,762	842,729	1,128,597	428,763	647,613

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	246,557	189,897	353,100	412,591	960,761	997,137	581,475	588,949
Transfers between funds	(321,719)	(199,279)	331,933	113,157	(258,313)	(246,316)	(161,018)	(568,532)
Surrenders (notes 2, 3, 4, 5 and 6)	(219,871)	(418,556)	(360,055)	(802,398)	(473,462)	(444,119)	(590,289)	(730,893)
Adjustments to maintain reserves	(8)	-	(4)	8	36	(8)	23	(26)

Net equity transactions	(295,041)	(427,938)	324,974	(276,642)	229,022	306,694	(169,809)	(710,502)

Net change in contract owners’ equity	573,847	912,247	552,879	(7,880)	1,071,751	1,435,291	258,954	(62,889)
Contract owners’ equity at beginning of period	7,167,318	6,255,071	2,325,027	2,332,907	7,459,140	6,023,849	3,045,331	3,108,220

Contract owners’ equity at end of period	$7,741,165	7,167,318	2,877,906	2,325,027	8,530,891	7,459,140	3,304,285	3,045,331

CHANGE IN UNITS:
Beginning units	360,913	383,832	133,143	152,838	388,182	375,704	149,689	190,615
Units purchased	17,750	14,366	45,662	33,629	51,398	51,008	35,013	35,603
Units surrendered	(31,616)	(37,285)	(26,989)	(53,324)	(42,705)	(38,530)	(41,134)	(76,529)

Ending units	347,047	360,913	151,816	133,143	396,875	388,182	143,568	149,689

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRB1		NVDBL2		NVDCA2		NVDCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$35,731	165,295	2,410	40,672	1,419	16,159	-	-
Realized gain (loss) on investments	(301,539)	(210,805)	1,124	3,886	(6,971)	(5,984)	12	-
Change in unrealized gain (loss) on investments	725,606	555,209	122,028	97,298	45,461	69,291	11,951	-
Reinvested capital gains	75,031	368,679	53,162	105,637	45,973	56,683	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	534,829	878,378	178,724	247,493	85,882	136,149	11,963	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,072,608	1,503,561	65,185	70,317	21,495	96,022	4,892	-
Transfers between funds	(1,057,179)	(44,204)	87,045	77,936	(62,432)	(35,769)	142,696	-
Surrenders (notes 2, 3, 4, 5 and 6)	(725,745)	(1,821,110)	(83,487)	(93,595)	(44,718)	(100,835)	368	-
Adjustments to maintain reserves	(10)	3	(6)	2	21	(21)	(2)	-

Net equity transactions	(710,326)	(361,750)	68,737	54,660	(85,634)	(40,603)	147,954	-

Net change in contract owners’ equity	(175,497)	516,628	247,461	302,153	248	95,546	159,917	-
Contract owners’ equity at beginning of period	6,599,413	6,082,785	1,910,205	1,608,052	802,282	706,736	-	-

Contract owners’ equity at end of period	$6,423,916	6,599,413	2,157,666	1,910,205	802,530	802,282	159,917	-

CHANGE IN UNITS:
Beginning units	362,954	391,200	88,203	85,642	30,410	32,130	-	-
Units purchased	78,980	133,462	7,384	7,315	1,176	3,598	14,844	-
Units surrendered	(122,680)	(161,708)	(4,522)	(4,754)	(4,333)	(5,318)	(69)	-

Ending units	319,254	362,954	91,065	88,203	27,253	30,410	14,775	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIDMP		NVIE6
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,877	1,164	441	101	-	-	1,774	4,546
Realized gain (loss) on investments	4,314	127	1,078	216	-	-	1,022	7,644
Change in unrealized gain (loss) on investments	2,537	(1,065)	3,797	821	42,497	-	11,845	13,268
Reinvested capital gains	445	631	1	113	-	-	-	8,568

Net increase (decrease) in contract owners’ equity resulting from operations	10,173	857	5,317	1,251	42,497	-	14,641	34,026

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,070	1,068	586	222	241,878	-	-	-
Transfers between funds	162,423	120,812	29,821	17,187	739,913	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(46,531)	(1,689)	(16,464)	(151)	32,123	-	(4,166)	(25,836)
Adjustments to maintain reserves	2	2	1	1	3	-	2	1

Net equity transactions	119,964	120,193	13,944	17,259	1,013,917	-	(4,164)	(25,835)

Net change in contract owners’ equity	130,137	121,050	19,261	18,510	1,056,414	-	10,477	8,191
Contract owners’ equity at beginning of period	121,050	-	18,510	-	-	-	200,590	192,399

Contract owners’ equity at end of period	$251,187	121,050	37,771	18,510	1,056,414	-	211,067	200,590

CHANGE IN UNITS:
Beginning units	11,457	-	1,703	-	-	-	16,404	18,710
Units purchased	15,124	11,717	2,785	1,718	101,291	-	-	-
Units surrendered	(4,388)	(260)	(1,486)	(15)	(2,787)	-	(375)	(2,306)

Ending units	22,193	11,457	3,002	1,703	98,504	-	16,029	16,404

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIX		NVLCP1		NVMIG1		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$606,795	831,791	62,926	63,179	170,143	182,361	-	-
Realized gain (loss) on investments	(1,320,444)	365,972	16,930	(3,932)	(78,775)	(240,676)	9,767	-
Change in unrealized gain (loss) on investments	2,352,195	3,673,691	100,316	124,132	2,182,052	3,313,655	762,468	-
Reinvested capital gains	713,044	51,078	-	-	5,313,125	946,674	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,351,590	4,922,532	180,172	183,379	7,586,545	4,202,014	772,235	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,099,380	1,006,889	79,324	61,529	560,692	476,600	31,381	-
Transfers between funds	1,233,268	761,795	63,078	(81,741)	(267,728)	(557,942)	4,450,741	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,039,561)	(1,773,754)	(76,236)	(137,362)	(1,429,738)	(1,312,571)	(204,300)	-
Adjustments to maintain reserves	(21)	84	(12)	(4)	(200)	202	4	-

Net equity transactions	293,066	(4,986)	66,154	(157,578)	(1,136,974)	(1,393,711)	4,277,826	-

Net change in contract owners’ equity	2,644,656	4,917,546	246,326	25,801	6,449,571	2,808,303	5,050,061	-
Contract owners’ equity at beginning of period	28,315,323	23,397,777	2,030,781	2,004,980	16,026,199	13,217,896	-	-

Contract owners’ equity at end of period	$30,959,979	28,315,323	2,277,107	2,030,781	22,475,770	16,026,199	5,050,061	-

CHANGE IN UNITS:
Beginning units	2,374,544	2,384,652	117,469	127,441	1,200,666	1,318,529	-	-
Units purchased	689,438	323,187	19,404	6,695	48,444	59,740	436,313	-
Units surrendered	(649,014)	(333,295)	(16,370)	(16,667)	(134,283)	(177,603)	(7,682)	-

Ending units	2,414,968	2,374,544	120,503	117,469	1,114,827	1,200,666	428,631	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMLG1		NVMMG1		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(4,505)	585,585	(4,601)	(4,826)	149,633	188,957	224,835	286,069
Realized gain (loss) on investments	(792,024)	26,584	(246,078)	(640,415)	(2,411,497)	(902,544)	(860,941)	(335,752)
Change in unrealized gain (loss) on investments	(2,510,313)	1,275,530	18,764,097	2,730,446	2,243,367	903,976	388,016	458,961
Reinvested capital gains	7,477,665	1,905,114	6,719,538	10,495,120	-	1,475,143	-	2,263,981

Net increase (decrease) in contract owners’ equity resulting from operations	4,170,823	3,792,813	25,232,956	12,580,325	(18,497)	1,665,532	(248,090)	2,673,259

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	457,992	2,116,296	1,187,727	1,123,496	1,288,891	1,509,664	291,640	334,288
Transfers between funds	(997,888)	(786,452)	2,151,786	(1,941,483)	(1,333,082)	(679,263)	(242,215)	(392,820)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,075,419)	(2,946,632)	(3,485,271)	(3,505,287)	(681,068)	(1,079,487)	(887,763)	(881,847)
Adjustments to maintain reserves	70	(17,069)	23	(4,125)	(7)	19	(7)	(6)

Net equity transactions	(1,615,245)	(1,633,857)	(145,735)	(4,327,399)	(725,266)	(249,067)	(838,345)	(940,385)

Net change in contract owners’ equity	2,555,578	2,158,956	25,087,221	8,252,926	(743,763)	1,416,465	(1,086,435)	1,732,874
Contract owners’ equity at beginning of period	15,086,794	12,927,838	43,080,056	34,827,130	8,745,468	7,329,003	13,314,607	11,581,733

Contract owners’ equity at end of period	$17,642,372	15,086,794	68,167,277	43,080,056	8,001,705	8,745,468	12,228,172	13,314,607

CHANGE IN UNITS:
Beginning units	542,567	606,571	1,543,482	1,712,714	326,265	338,667	500,340	539,003
Units purchased	52,530	30,291	116,002	74,334	75,064	94,605	18,902	18,987
Units surrendered	(107,957)	(94,295)	(141,226)	(243,566)	(99,220)	(107,007)	(54,410)	(57,650)

Ending units	487,140	542,567	1,518,258	1,543,482	302,109	326,265	464,832	500,340

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNSR1		NVOLG1		NVRE1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,582	112,065	1,273	1,741	2,488,042	2,923,871	431,071	531,750
Realized gain (loss) on investments	284,603	224,348	(7,090)	(3,923)	1,829,411	3,092,963	(1,135,355)	(499,794)
Change in unrealized gain (loss) on investments	458,792	2,404,941	9,121	31,257	9,974,154	2,957,530	(1,240,836)	8,139,301
Reinvested capital gains	1,425,087	1,392,831	11,260	21,377	18,809,132	44,233,441	138,145	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,241,064	4,134,185	14,564	50,452	33,100,739	53,207,805	(1,806,975)	8,171,257

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	377,099	517,369	10,703	10,926	4,559,948	4,399,348	836,049	903,033
Transfers between funds	(402,375)	45,140	(33,526)	(14,410)	(2,421,795)	(2,118,699)	690,183	1,939,566
Surrenders (notes 2, 3, 4, 5 and 6)	(1,458,213)	(1,271,338)	(27,945)	(38,472)	(14,479,175)	(15,822,073)	(2,457,049)	(5,602,055)
Adjustments to maintain reserves	(24)	21	(12)	8	(538)	(14,180)	10	32

Net equity transactions	(1,483,513)	(708,808)	(50,780)	(41,948)	(12,341,560)	(13,555,604)	(930,807)	(2,759,424)

Net change in contract owners’ equity	757,551	3,425,377	(36,216)	8,504	20,759,179	39,652,201	(2,737,782)	5,411,833
Contract owners’ equity at beginning of period	18,504,708	15,079,331	215,301	206,797	186,532,170	146,879,969	32,551,143	27,139,310

Contract owners’ equity at end of period	$19,262,259	18,504,708	179,085	215,301	207,291,349	186,532,170	29,813,361	32,551,143

CHANGE IN UNITS:
Beginning units	744,674	777,174	8,372	10,147	4,099,182	4,451,457	1,372,936	1,473,675
Units purchased	21,704	33,494	822	730	185,573	146,400	99,027	136,705
Units surrendered	(83,717)	(65,994)	(3,050)	(2,505)	(419,062)	(498,675)	(153,976)	(237,444)

Ending units	682,661	744,674	6,144	8,372	3,865,693	4,099,182	1,317,987	1,372,936

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB1		NVSTB2		NVTIV3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$11,149	10,028	3,397,445	2,404,965	52,051	63,644	12,733	26,029
Realized gain (loss) on investments	(64,530)	(31,402)	947,566	(64,843)	4,759	(6,713)	(47,967)	(8,355)
Change in unrealized gain (loss) on investments	264,489	(122,145)	6,065	1,637,427	29,152	49,635	62,618	12,923
Reinvested capital gains	55,242	390,059	-	-	-	-	-	93,961

Net increase (decrease) in contract owners’ equity resulting from operations	266,350	246,540	4,351,076	3,977,549	85,962	106,566	27,384	124,558

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77,702	29,097	216,687	1,588,282	294,529	114,364	14,555	24,541
Transfers between funds	131,439	(28,356)	(70,529,302)	19,556,208	468,450	316,469	(223,804)	(26,110)
Surrenders (notes 2, 3, 4, 5 and 6)	(31,050)	(149,068)	(4,758,602)	(2,985,687)	(552,485)	(280,643)	(75,766)	(40,740)
Adjustments to maintain reserves	11	(8)	(6,762)	6,814	4	1	5	(8)

Net equity transactions	178,102	(148,335)	(75,077,979)	18,165,617	210,498	150,191	(285,010)	(42,317)

Net change in contract owners’ equity	444,452	98,205	(70,726,903)	22,143,166	296,460	256,757	(257,626)	82,241
Contract owners’ equity at beginning of period	1,113,172	1,014,967	102,835,231	80,692,065	2,941,158	2,684,401	1,094,990	1,012,749

Contract owners’ equity at end of period	$1,557,624	1,113,172	32,108,328	102,835,231	3,237,618	2,941,158	837,364	1,094,990

CHANGE IN UNITS:
Beginning units	57,737	65,783	8,069,491	6,606,604	234,739	223,003	60,476	62,918
Units purchased	12,779	2,080	132,014	2,734,573	60,617	36,763	1,176	1,854
Units surrendered	(2,613)	(10,126)	(5,747,968)	(1,271,686)	(44,072)	(25,027)	(17,683)	(4,296)

Ending units	67,903	57,737	2,453,537	8,069,491	251,284	234,739	43,969	60,476

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SAM		SAM5		SCF		SCGF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$102,816	732,482	176,094	3,893,762	(20,161)	(5,569)	(18,326)	(16,752)
Realized gain (loss) on investments	-	-	-	-	(3,247,065)	(617,034)	(42,131)	(499,473)
Change in unrealized gain (loss) on investments	-	-	-	-	10,469,700	5,413,096	6,829,915	1,283,550
Reinvested capital gains	-	-	-	-	1,683,638	4,894,419	3,545,415	6,434,502

Net increase (decrease) in contract owners’ equity resulting from operations	102,816	732,482	176,094	3,893,762	8,886,112	9,684,912	10,314,873	7,201,827

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,479,403	3,357,170	45,559,035	72,150,874	761,450	814,315	935,675	585,717
Transfers between funds	5,211,486	14,614,367	(11,776,647)	36,397,565	(2,167,601)	(2,327,358)	(2,043,890)	(836,374)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,919,451)	(19,997,044)	(32,005,043)	(71,765,534)	(2,298,749)	(3,482,511)	(1,480,174)	(1,468,784)
Adjustments to maintain reserves	(410)	(2,183)	453	(700)	544	635	68	6

Net equity transactions	(5,228,972)	(2,027,690)	1,777,798	36,782,205	(3,704,356)	(4,994,919)	(2,588,321)	(1,719,435)

Net change in contract owners’ equity	(5,126,156)	(1,295,208)	1,953,892	40,675,967	5,181,756	4,689,993	7,726,552	5,482,392
Contract owners’ equity at beginning of period	43,621,222	44,916,430	223,665,269	182,989,302	44,132,344	39,442,351	26,525,233	21,042,841

Contract owners’ equity at end of period	$38,495,066	43,621,222	225,619,161	223,665,269	49,314,100	44,132,344	34,251,785	26,525,233

CHANGE IN UNITS:
Beginning units	2,945,259	3,087,242	18,952,580	15,777,823	795,273	916,577	578,711	622,751
Units purchased	691,318	1,304,225	8,469,222	12,042,651	36,527	45,940	44,396	36,601
Units surrendered	(1,044,031)	(1,446,208)	(8,298,959)	(8,867,894)	(119,338)	(167,244)	(92,350)	(80,641)

Ending units	2,592,546	2,945,259	19,122,843	18,952,580	712,462	795,273	530,757	578,711

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		TRF		AMCG		AMMCGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,252	370,599	504,059	798,502	(3,856)	(4,532)	-	-
Realized gain (loss) on investments	(5,615,653)	147,610	13,092,184	52,878,470	120,627	147,516	127,234	37,390
Change in unrealized gain (loss) on investments	7,369,812	(5,595,636)	(11,660,660)	(26,741,554)	276,758	274,327	177,084	153,508
Reinvested capital gains	159,995	11,356,217	3,261,012	4,143,699	70,902	126,303	53,499	82,329

Net increase (decrease) in contract owners’ equity resulting from operations	1,927,406	6,278,790	5,196,595	31,079,117	464,431	543,614	357,817	273,227

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	971,429	1,145,175	1,805,718	1,907,070	23,593	5,463	19,583	19,048
Transfers between funds	(339,380)	(841,567)	(32,634,083)	(86,530,285)	(466,407)	92,872	(233,440)	171,769
Surrenders (notes 2, 3, 4, 5 and 6)	(2,059,820)	(3,310,081)	(4,250,105)	(5,016,658)	(175,498)	(461,801)	(202,288)	(72,038)
Adjustments to maintain reserves	(169)	239	2,652	1,835	(8,719)	9,705	(78)	82

Net equity transactions	(1,427,940)	(3,006,234)	(35,075,818)	(89,638,038)	(627,031)	(353,761)	(416,223)	118,861

Net change in contract owners’ equity	499,466	3,272,556	(29,879,223)	(58,558,921)	(162,600)	189,853	(58,406)	392,088
Contract owners’ equity at beginning of period	37,374,355	34,101,799	77,888,080	136,447,001	2,027,969	1,838,116	1,167,896	775,808

Contract owners’ equity at end of period	$37,873,821	37,374,355	48,008,857	77,888,080	1,865,369	2,027,969	1,109,490	1,167,896

CHANGE IN UNITS:
Beginning units	605,244	666,577	2,069,600	4,994,776	58,523	73,877	75,744	66,658
Units purchased	53,903	63,222	56,589	78,711	3,244	11,653	2,082	21,234
Units surrendered	(77,508)	(124,555)	(1,067,790)	(3,003,887)	(21,420)	(27,007)	(26,322)	(12,148)

Ending units	581,639	605,244	1,058,399	2,069,600	40,347	58,523	51,504	75,744

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMRI		AMSRS		AMTB		NOTB3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$280	3,423	13,635	11,749	64,937	57,801	993	953
Realized gain (loss) on investments	(2,439)	(5,770)	236,305	165,041	(9,346)	(4,689)	(211)	(147)
Change in unrealized gain (loss) on investments	124	183,057	(53,172)	232,093	33,192	50,371	1,181	3,762
Reinvested capital gains	-	106,189	95,535	167,389	-	-	639	1,276

Net increase (decrease) in contract owners’ equity resulting from operations	(2,035)	286,899	292,303	576,272	88,783	103,483	2,602	5,844

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,497	3,229	46,254	74,952	73,641	86,393	3,526	3,526
Transfers between funds	(12,518)	(1,619,938)	(737,598)	863,824	88,198	185,787	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(452)	(876,018)	(236,414)	(244,427)	(297,916)	(258,784)	(3,383)	(3,186)
Adjustments to maintain reserves	(2)	13	147	(88)	(79)	73	(4)	5

Net equity transactions	(7,475)	(2,492,714)	(927,611)	694,261	(136,156)	13,469	139	345

Net change in contract owners’ equity	(9,510)	(2,205,815)	(635,308)	1,270,533	(47,373)	116,952	2,741	6,189
Contract owners’ equity at beginning of period	38,226	2,244,041	3,295,233	2,024,700	2,893,560	2,776,608	46,272	40,083

Contract owners’ equity at end of period	$28,716	38,226	2,659,925	3,295,233	2,846,187	2,893,560	49,013	46,272

CHANGE IN UNITS:
Beginning units	1,756	122,620	73,644	56,641	218,350	217,249	3,618	3,588
Units purchased	318	1,185	2,183	45,894	14,892	23,274	280	293
Units surrendered	(724)	(122,049)	(26,366)	(28,891)	(25,645)	(22,173)	(271)	(263)

Ending units	1,350	1,756	49,461	73,644	207,597	218,350	3,627	3,618

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTG3		NOTMG3		PMVAAA		PMVFBA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$921	803	1,228	1,131	619,792	407,587	72,778	33,236
Realized gain (loss) on investments	54	394	78	318	(829,352)	496,814	(84,463)	(23,309)
Change in unrealized gain (loss) on investments	1,561	2,583	3,978	4,380	66,099	1,037,494	107,363	102,413
Reinvested capital gains	-	2,869	486	2,310	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,536	6,649	5,770	8,139	(143,461)	1,941,895	95,678	112,340

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,456	2,549	3,561	3,408	265,467	333,645	65,093	37,850
Transfers between funds	-	(13)	84,110	(3,000)	(9,143,002)	(8,412,533)	194,779	(68,695)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,225)	(1,583)	(2,946)	(2,393)	(784,315)	(809,890)	(324,917)	(67,809)
Adjustments to maintain reserves	(7)	2	5	(5)	13	(43)	131	2

Net equity transactions	1,224	955	84,730	(1,990)	(9,661,837)	(8,888,821)	(64,914)	(98,652)

Net change in contract owners’ equity	3,760	7,604	90,500	6,149	(9,805,298)	(6,946,926)	30,764	13,688
Contract owners’ equity at beginning of period	46,251	38,647	57,210	51,061	14,999,803	21,946,729	1,592,948	1,579,260

Contract owners’ equity at end of period	$50,011	46,251	147,710	57,210	5,194,505	14,999,803	1,623,712	1,592,948

CHANGE IN UNITS:
Beginning units	3,493	3,413	4,296	4,454	675,872	1,106,937	114,171	121,129
Units purchased	275	208	6,447	311	33,935	49,071	34,034	45,207
Units surrendered	(176)	(128)	(269)	(469)	(495,427)	(480,136)	(43,391)	(52,165)

Ending units	3,592	3,493	10,474	4,296	214,380	675,872	104,814	114,171

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVGBA		PMVHYA		PMVLDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,873	5,632	12,611	9,597	34,194	13,589	397,380	894,694
Realized gain (loss) on investments	3,815	2,412	5,547	(28,462)	(20,205)	5,263	145,589	(67,765)
Change in unrealized gain (loss) on investments	(14,315)	13,654	48,155	42,164	36,887	16,753	548,008	468,050
Reinvested capital gains	-	2,432	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,373	24,130	66,313	23,299	50,876	35,605	1,090,977	1,294,979

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	16,882	10,143	72,227	80,690	1,992	24,000	514,430	435,473
Transfers between funds	(45,065)	(8,472)	10,790	96,767	224,491	372,821	7,528,821	2,280,211
Surrenders (notes 2, 3, 4, 5 and 6)	(8,928)	(12,018)	(12,581)	(8,464)	(10,184)	(5,617)	(2,718,914)	(4,014,775)
Adjustments to maintain reserves	17	3	40	(23)	152	(49)	3,101	454

Net equity transactions	(37,094)	(10,344)	70,476	168,970	216,451	391,155	5,327,438	(1,298,637)

Net change in contract owners’ equity	(25,721)	13,786	136,789	192,269	267,327	426,760	6,418,415	(3,658)
Contract owners’ equity at beginning of period	402,715	388,929	486,599	294,330	601,755	174,995	34,754,394	34,758,052

Contract owners’ equity at end of period	$376,994	402,715	623,388	486,599	869,082	601,755	41,172,809	34,754,394

CHANGE IN UNITS:
Beginning units	36,396	37,522	45,894	29,386	53,595	17,836	2,169,008	2,259,303
Units purchased	15,054	5,751	11,795	17,325	37,268	37,658	732,619	387,849
Units surrendered	(19,127)	(6,877)	(4,173)	(817)	(17,513)	(1,899)	(402,892)	(478,144)

Ending units	32,323	36,396	53,516	45,894	73,350	53,595	2,498,735	2,169,008

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVLGA		PMVRRA		PMVRSA		PMVTRA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$200,578	205,492	602,069	715,973	8,391	6,014	1,544,717	1,975,602
Realized gain (loss) on investments	535,797	30,868	1,378,126	151,486	(3,579)	(441)	1,222,867	(42,414)
Change in unrealized gain (loss) on investments	(319,224)	723,789	3,327,696	2,990,607	(3,152)	8,403	2,578,141	3,434,899
Reinvested capital gains	67,562	-	-	-	-	-	885,171	-

Net increase (decrease) in contract owners’ equity resulting from operations	484,713	960,149	5,307,891	3,858,066	1,660	13,976	6,230,896	5,368,087

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	58,718	92,152	485,293	1,016,915	3,029	3,474	2,291,343	3,078,248
Transfers between funds	9,578,736	(11,739,107)	2,549,998	(2,182,828)	11,044	5,787	5,580,392	3,002,205
Surrenders (notes 2, 3, 4, 5 and 6)	(136,340)	(352,187)	(3,407,226)	(4,439,628)	(6,390)	(2,644)	(4,720,303)	(6,503,234)
Adjustments to maintain reserves	1,050	1,047	6,218	(936)	(1)	-	8,680	(1,028)

Net equity transactions	9,502,164	(11,998,095)	(365,717)	(5,606,477)	7,682	6,617	3,160,112	(423,809)

Net change in contract owners’ equity	9,986,877	(11,037,946)	4,942,174	(1,748,411)	9,342	20,593	9,391,008	4,944,278
Contract owners’ equity at beginning of period	8,637,893	19,675,839	47,192,762	48,941,173	140,900	120,307	71,823,226	66,878,948

Contract owners’ equity at end of period	$18,624,770	8,637,893	52,134,936	47,192,762	150,242	140,900	81,214,234	71,823,226

CHANGE IN UNITS:
Beginning units	474,406	1,221,413	2,292,172	2,580,241	22,676	21,575	3,204,002	3,238,199
Units purchased	409,896	12,279	293,085	337,722	2,560	2,250	746,962	1,001,581
Units surrendered	(13,749)	(759,286)	(316,337)	(625,791)	(1,379)	(1,149)	(619,169)	(1,035,778)

Ending units	870,553	474,406	2,268,920	2,292,172	23,857	22,676	3,331,795	3,204,002

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVTIGB		PVTSCB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$24,979	29,266	1,004	2,859	17,113	15,273	7,162	3,032
Realized gain (loss) on investments	6,513	17,288	550,068	189,209	(4,775)	(2,973)	(139,701)	(181,314)
Change in unrealized gain (loss) on investments	(1,792)	205,157	237,299	121,290	102,716	233,874	255,228	253,594
Reinvested capital gains	100,574	125,070	141,971	289,533	-	1,960	-	74,856

Net increase (decrease) in contract owners’ equity resulting from operations	130,274	376,781	930,342	602,891	115,054	248,134	122,689	150,168

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	38,056	26,892	187,484	55,298	20,963	22,832	143,254	123,897
Transfers between funds	121,964	(88,574)	865,962	(420,135)	(44,273)	15,721	25,630	(19,336)
Surrenders (notes 2, 3, 4, 5 and 6)	(92,486)	(104,379)	(268,191)	(212,413)	(109,588)	(53,665)	(26,484)	(86,407)
Adjustments to maintain reserves	10	(1)	(11)	5	5	(1)	7	19

Net equity transactions	67,544	(166,062)	785,244	(577,245)	(132,893)	(15,113)	142,407	18,173

Net change in contract owners’ equity	197,818	210,719	1,715,586	25,646	(17,839)	233,021	265,096	168,341
Contract owners’ equity at beginning of period	1,501,164	1,290,445	1,895,388	1,869,742	1,222,782	989,761	776,045	607,704

Contract owners’ equity at end of period	$1,698,982	1,501,164	3,610,974	1,895,388	1,204,943	1,222,782	1,041,141	776,045

CHANGE IN UNITS:
Beginning units	110,712	124,107	101,955	137,529	45,519	46,112	42,112	40,721
Units purchased	16,956	13,705	52,942	17,533	1,263	1,992	16,503	14,306
Units surrendered	(9,239)	(27,100)	(14,862)	(53,107)	(6,767)	(2,585)	(4,147)	(12,915)

Ending units	118,429	110,712	140,035	101,955	40,015	45,519	54,468	42,112

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ROCMC		TRBCGP		TREI2		TRHS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,901)	(8,782)	(182,261)	(158,548)	361,943	424,641	-	-
Realized gain (loss) on investments	(898,414)	69,906	9,456,157	8,461,368	(2,501,150)	(270,704)	933,933	638,021
Change in unrealized gain (loss) on investments	828,780	292,113	19,266,798	13,306,821	1,306,053	3,568,959	1,684,031	1,814,004
Reinvested capital gains	33,085	370,585	4,013,456	2,405,450	433,446	1,428,838	896,572	555,914

Net increase (decrease) in contract owners’ equity resulting from operations	(40,450)	723,822	32,554,150	24,015,091	(399,708)	5,151,734	3,514,536	3,007,939

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(25,582)	77,589	5,072,803	6,685,907	147,801	348,780	607,526	468,882
Transfers between funds	(1,386,885)	(711,414)	(1,815,347)	(7,434,461)	(1,853,820)	(903,024)	1,383,035	(1,479,454)
Surrenders (notes 2, 3, 4, 5 and 6)	(173,358)	(253,172)	(7,071,485)	(7,475,658)	(1,808,300)	(1,194,701)	(1,610,535)	(1,046,388)
Adjustments to maintain reserves	(10)	(63)	(523)	130	84	862	3	(1)

Net equity transactions	(1,585,835)	(887,060)	(3,814,552)	(8,224,082)	(3,514,235)	(1,748,083)	380,029	(2,056,961)

Net change in contract owners’ equity	(1,626,285)	(163,238)	28,739,598	15,791,009	(3,913,943)	3,403,651	3,894,565	950,978
Contract owners’ equity at beginning of period	4,163,533	4,326,771	101,115,679	85,324,670	24,039,343	20,635,692	12,226,008	11,275,030

Contract owners’ equity at end of period	$2,537,248	4,163,533	129,855,277	101,115,679	20,125,400	24,039,343	16,120,573	12,226,008

CHANGE IN UNITS:
Beginning units	114,963	144,169	3,244,814	3,549,101	632,019	683,732	239,216	283,769
Units purchased	16,084	62,613	149,347	729,588	81,863	78,314	31,284	12,748
Units surrendered	(74,480)	(91,819)	(286,620)	(1,033,875)	(189,887)	(130,027)	(26,497)	(57,301)

Ending units	56,567	114,963	3,107,541	3,244,814	523,995	632,019	244,003	239,216

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$466,039	519,778	(68,133)	(67,935)	(102,729)	117,015	104,629	161,251
Realized gain (loss) on investments	993,787	(19,603)	402,860	(104,377)	6,907,981	1,345,658	(236,974)	(209,197)
Change in unrealized gain (loss) on investments	(175,716)	444,239	3,852,026	5,367,195	6,126,639	9,659,062	685,674	1,474,788
Reinvested capital gains	-	-	2,341,247	2,263,095	11,578,313	3,641,720	293,281	229,757

Net increase (decrease) in contract owners’ equity resulting from operations	1,284,110	944,414	6,528,000	7,457,978	24,510,204	14,763,455	846,610	1,656,599

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,221,229	3,032,331	(54,795)	448	1,800,997	2,083,483	589,534	347,158
Transfers between funds	(9,400,206)	1,909,756	(1,581,588)	786,727	(1,618,506)	(138,170)	(588,048)	(601,112)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,693,832)	(912,051)	(879,554)	(307,506)	(5,025,328)	(3,222,534)	(601,914)	(1,383,644)
Adjustments to maintain reserves	3,170	(217)	151	(126)	97	189	5	(8)

Net equity transactions	(15,869,639)	4,029,819	(2,515,786)	479,543	(4,842,740)	(1,277,032)	(600,423)	(1,637,606)

Net change in contract owners’ equity	(14,585,529)	4,974,233	4,012,214	7,937,521	19,667,464	13,486,423	246,187	18,993
Contract owners’ equity at beginning of period	27,582,145	22,607,912	32,234,125	24,296,604	57,464,928	43,978,505	9,060,881	9,041,888

Contract owners’ equity at end of period	$12,996,616	27,582,145	36,246,339	32,234,125	77,132,392	57,464,928	9,307,068	9,060,881

CHANGE IN UNITS:
Beginning units	2,482,744	2,121,125	407,648	402,726	1,133,445	1,173,553	398,214	480,068
Units purchased	757,102	842,321	10,006	73,244	119,332	283,777	69,975	230,400
Units surrendered	(2,122,415)	(480,702)	(45,708)	(68,322)	(199,216)	(323,885)	(110,929)	(312,254)

Ending units	1,117,431	2,482,744	371,946	407,648	1,053,561	1,133,445	357,260	398,214

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWEM		VWHA		VVB		VVCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$194,875	42,204	106,598	(22,478)	300,990	257,955	212,284	164,231
Realized gain (loss) on investments	197,551	77,634	(2,355,464)	(1,635,307)	68,906	26,078	1,129,408	841,928
Change in unrealized gain (loss) on investments	823,117	2,436,270	5,181,247	3,930,325	659,327	1,300,668	615,843	2,683,593
Reinvested capital gains	304,582	256,173	-	-	397,482	563,628	527,865	493,983

Net increase (decrease) in contract owners’ equity resulting from operations	1,520,125	2,812,281	2,932,381	2,272,540	1,426,705	2,148,329	2,485,400	4,183,735

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	189,364	244,145	713,449	1,107,324	72,037	1,773	2,935	4,728
Transfers between funds	(717,846)	(291,925)	(1,257,952)	(6,968,303)	1,299,731	632,717	(1,916,187)	687,344
Surrenders (notes 2, 3, 4, 5 and 6)	(727,829)	(1,225,685)	(1,346,773)	(1,237,698)	(852,586)	(716,609)	(1,012,250)	(1,185,470)
Adjustments to maintain reserves	94	39	62	7	47	19	30	17

Net equity transactions	(1,256,217)	(1,273,426)	(1,891,214)	(7,098,670)	519,229	(82,100)	(2,925,472)	(493,381)

Net change in contract owners’ equity	263,908	1,538,855	1,041,167	(4,826,130)	1,945,934	2,066,229	(440,072)	3,690,354
Contract owners’ equity at beginning of period	11,270,070	9,731,215	15,250,927	20,077,057	11,921,228	9,854,999	19,763,411	16,073,057

Contract owners’ equity at end of period	$11,533,978	11,270,070	16,292,094	15,250,927	13,867,162	11,921,228	19,323,339	19,763,411

CHANGE IN UNITS:
Beginning units	217,323	244,574	539,484	785,577	496,895	502,080	1,124,585	1,154,543
Units purchased	10,764	17,764	102,309	84,038	59,638	25,915	-	41,390
Units surrendered	(37,378)	(45,015)	(162,632)	(330,131)	(33,562)	(31,100)	(186,649)	(71,348)

Ending units	190,709	217,323	479,161	539,484	522,971	496,895	937,936	1,124,585

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVDV		VVEI		VVEIX		VVHGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	333,571	1,214	-	151	-	959,184	1,166,455
Realized gain (loss) on investments	-	(555,923)	(4,656)	-	850	-	1,011,956	94,132
Change in unrealized gain (loss) on investments	-	1,216,271	24,165	-	25,435	-	1,434,608	2,726,320
Reinvested capital gains	-	687,054	1,275	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,680,973	21,998	-	26,436	-	3,405,748	3,986,907

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	883	2,080	41,746	-	1,544	-	8,796	2,959
Transfers between funds	13,531	(12,546,166)	105,192	-	77,408	-	11,972,112	14,663,063
Surrenders (notes 2, 3, 4, 5 and 6)	(14,415)	(106,463)	(3,015)	-	(954)	-	(2,889,465)	(3,142,129)
Adjustments to maintain reserves	1	18	-	-	(5)	-	45	23

Net equity transactions	-	(12,650,531)	143,923	-	77,993	-	9,091,488	11,523,916

Net change in contract owners’ equity	-	(10,969,558)	165,921	-	104,429	-	12,497,236	15,510,823
Contract owners’ equity at beginning of period	-	10,969,558	-	-	-	-	49,299,409	33,788,586

Contract owners’ equity at end of period	$-	-	165,921	-	104,429	-	61,796,645	49,299,409

CHANGE IN UNITS:
Beginning units	-	639,958	-	-	-	-	3,770,243	2,802,309
Units purchased	696	143	15,148	-	8,113	-	838,620	1,210,810
Units surrendered	(696)	(640,101)	(308)	-	(82)	-	(206,986)	(242,876)

Ending units	-	-	14,840	-	8,031	-	4,401,877	3,770,243

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVI		VVMCI		VVREI		VVSCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$134,601	133,345	367,986	349,967	66,923	64,736	31,979	25,092
Realized gain (loss) on investments	969,250	463,167	448,773	460,427	129,969	91,849	(129,989)	107,287
Change in unrealized gain (loss) on investments	5,338,619	2,091,066	2,612,180	4,245,351	(177,173)	348,672	1,136,011	779,682
Reinvested capital gains	296,680	341,596	1,579,028	2,098,579	45,343	126,595	667,934	902,252

Net increase (decrease) in contract owners’ equity resulting from operations	6,739,150	3,029,174	5,007,967	7,154,324	65,062	631,852	1,705,935	1,814,313

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	142,605	3,344	327,585	9,960	3,468	1,460	34,936	3,749
Transfers between funds	(1,561)	(875,637)	(2,373,515)	(1,804,959)	679,819	(327,401)	(541,385)	11,696
Surrenders (notes 2, 3, 4, 5 and 6)	(788,271)	(731,743)	(1,604,263)	(1,751,573)	(245,980)	(165,467)	(442,863)	(477,443)
Adjustments to maintain reserves	21	11	85	1	(2)	12	40	(13)

Net equity transactions	(647,206)	(1,604,025)	(3,650,108)	(3,546,571)	437,305	(491,396)	(949,272)	(462,011)

Net change in contract owners’ equity	6,091,944	1,425,149	1,357,859	3,607,753	502,367	140,456	756,663	1,352,302
Contract owners’ equity at beginning of period	12,160,075	10,734,926	27,746,660	24,138,907	2,457,561	2,317,105	7,775,653	6,423,351

Contract owners’ equity at end of period	$18,252,019	12,160,075	29,104,519	27,746,660	2,959,928	2,457,561	8,532,316	7,775,653

CHANGE IN UNITS:
Beginning units	684,174	790,875	1,017,241	1,155,762	100,637	121,963	278,570	294,192
Units purchased	9,067	-	11,220	-	37,730	-	2,434	2,236
Units surrendered	(40,452)	(106,701)	(123,166)	(138,521)	(10,833)	(21,326)	(32,385)	(17,858)

Ending units	652,789	684,174	905,295	1,017,241	127,534	100,637	248,619	278,570

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VVSTC		VVTISI		VRVDRI		SVDF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32	-	334,355	280,868	27,021	15,140	(17,603)	(17,118)
Realized gain (loss) on investments	46	-	424,655	347,170	(444,256)	1,726	825,915	56,459
Change in unrealized gain (loss) on investments	773	-	1,678,705	2,228,861	500,156	(109,325)	9,575,170	3,793,985
Reinvested capital gains	-	-	104,533	1,805	47,824	88,834	1,952,725	1,967,143

Net increase (decrease) in contract owners’ equity resulting from operations	851	-	2,542,248	2,858,704	130,745	(3,625)	12,336,207	5,800,469

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,358	-	518	526	89,600	4,454	913,405	415,579
Transfers between funds	22,234	-	2,325,323	3,612,204	1,422,903	989,075	74,618	52,963
Surrenders (notes 2, 3, 4, 5 and 6)	(453)	-	(816,464)	(1,000,018)	(40,827)	(18,915)	(836,920)	(1,428,893)
Adjustments to maintain reserves	1	-	48	-	11	3	54	(27)

Net equity transactions	23,140	-	1,509,425	2,612,712	1,471,687	974,617	151,157	(960,378)

Net change in contract owners’ equity	23,991	-	4,051,673	5,471,416	1,602,432	970,992	12,487,364	4,840,091
Contract owners’ equity at beginning of period	-	-	15,883,704	10,412,288	970,992	-	20,125,583	15,285,492

Contract owners’ equity at end of period	$23,991	-	19,935,377	15,883,704	2,573,424	970,992	32,612,947	20,125,583

CHANGE IN UNITS:
Beginning units	-	-	1,386,663	1,102,651	89,155	-	647,369	683,178
Units purchased	1,622	-	252,930	375,011	192,550	90,933	63,214	64,007
Units surrendered	(30)	-	(70,979)	(90,999)	(41,940)	(1,778)	(65,849)	(99,816)

Ending units	1,592	-	1,568,614	1,386,663	239,765	89,155	644,734	647,369

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SVOF		WFVSCG		DVIV		IVKMG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,303	3,766	(10,783)	(10,339)	119,911	68,364	(225)	(747)
Realized gain (loss) on investments	(219,322)	(40,498)	93,231	387,561	(494,384)	(29,920)	(1,120,793)	(58,385)
Change in unrealized gain (loss) on investments	1,072,764	1,091,017	3,295,113	28,801	(395,652)	666,554	(57,507)	532,629
Reinvested capital gains	547,845	800,351	440,668	1,197,062	-	-	985,439	511,498

Net increase (decrease) in contract owners’ equity resulting from operations	1,416,590	1,854,636	3,818,229	1,603,085	(770,125)	704,998	(193,086)	984,995

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(150,424)	27,118	338,815	80,920	10,278	8,442	37,330	77,728
Transfers between funds	(439,911)	251,855	(426,535)	(1,072,119)	(2,911,111)	(271,126)	(3,254,376)	(2,554)
Surrenders (notes 2, 3, 4, 5 and 6)	(121,444)	(164,272)	(400,884)	(602,096)	(32,712)	(114,187)	(155,761)	(556,829)
Adjustments to maintain reserves	22	38	(29)	9	(17)	20	(7)	4

Net equity transactions	(711,757)	114,739	(488,633)	(1,593,286)	(2,933,562)	(376,851)	(3,372,814)	(481,651)

Net change in contract owners’ equity	704,833	1,969,375	3,329,596	9,799	(3,703,687)	328,147	(3,565,900)	503,344
Contract owners’ equity at beginning of period	7,744,811	5,775,436	6,799,161	6,789,362	3,703,687	3,375,540	3,565,900	3,062,556

Contract owners’ equity at end of period	$8,449,644	7,744,811	10,128,757	6,799,161	-	3,703,687	-	3,565,900

CHANGE IN UNITS:
Beginning units	201,520	197,765	251,278	312,243	156,626	176,384	154,966	178,780
Units purchased	15,606	40,101	29,311	12,685	23,509	70,091	2,215	8,911
Units surrendered	(34,944)	(36,346)	(43,498)	(73,650)	(180,135)	(89,849)	(157,181)	(32,725)

Ending units	182,182	201,520	237,091	251,278	-	156,626	-	154,966

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIVI		NVMLV1		NVLCA2		NVLCAP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$426,607	1,182,190	216,587	3,964,604	-	-	522	2,384
Realized gain (loss) on investments	(2,576,823)	(70,699)	(12,569,993)	(335,076)	506	-	(130)	5,966
Change in unrealized gain (loss) on investments	1,416,446	(548,006)	4,246,355	(840,318)	-	-	(6,762)	16,393
Reinvested capital gains	-	210,168	5,966,559	1,359,362	-	-	1,856	2,794

Net increase (decrease) in contract owners’ equity resulting from operations	(733,770)	773,653	(2,140,492)	4,148,572	506	-	(4,514)	27,537

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	122,538	152,931	263,670	336,203	-	-	3,485	820
Transfers between funds	(4,385,718)	119,101	(17,160,840)	(1,736,895)	(500)	-	(142,855)	4,766
Surrenders (notes 2, 3, 4, 5 and 6)	(322,007)	(435,073)	(352,503)	(821,201)	(5)	-	(4,489)	(25,361)
Adjustments to maintain reserves	(3)	11	94	(103)	(1)	-	(1)	2

Net equity transactions	(4,585,190)	(163,030)	(17,249,579)	(2,221,996)	(506)	-	(143,860)	(19,773)

Net change in contract owners’ equity	(5,318,960)	610,623	(19,390,071)	1,926,576	-	-	(148,374)	7,764
Contract owners’ equity at beginning of period	5,318,960	4,708,337	19,390,071	17,463,495	-	-	148,374	140,610

Contract owners’ equity at end of period	$-	5,318,960	-	19,390,071	-	-	-	148,374

CHANGE IN UNITS:
Beginning units	236,586	244,083	821,925	926,784	-	-	9,118	10,360
Units purchased	13,547	17,114	16,007	43,025	-	-	229	766
Units surrendered	(250,133)	(24,611)	(837,932)	(147,884)	-	-	(9,347)	(2,008)

Ending units	-	236,586	-	821,925	-	-	-	9,118

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLMP		AMGP		AMTP
	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$574	1,488	-	1,529	-	9,093
Realized gain (loss) on investments	(4,807)	329	-	(166,593)	-	(91,191)
Change in unrealized gain (loss) on investments	(2,132)	5,770	-	69,203	-	24,509
Reinvested capital gains	6,127	1,636	-	184,669	-	100,671

Net increase (decrease) in contract owners’ equity resulting from operations	(238)	9,223	-	88,808	-	43,082

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,664	30,250	-	39	-	2,151
Transfers between funds	(89,205)	37,527	-	(534,269)	-	(365,894)
Surrenders (notes 2, 3, 4, 5 and 6)	(4,450)	(25,874)	-	(2,484)	-	(2,701)
Adjustments to maintain reserves	-	(5)	-	(166)	-	597

Net equity transactions	(86,991)	41,898	-	(536,880)	-	(365,847)

Net change in contract owners’ equity	(87,229)	51,121	-	(448,072)	-	(322,765)
Contract owners’ equity at beginning of period	87,229	36,108	-	448,072	-	322,765

Contract owners’ equity at end of period	$-	87,229	-	-	-	-

CHANGE IN UNITS:
Beginning units	5,726	2,790	-	16,218	-	11,004
Units purchased	556	4,818	-	1,255	-	3,750
Units surrendered	(6,282)	(1,882)	-	(17,473)	-	(14,754)

Ending units	-	5,726	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life, Corporate, and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)

American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)

American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)

American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)

American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)

American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)

AMUNDI PIONEER

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)

BLACKROCK FUNDS

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert VP S&P 500 Index Portfolio (CVSPIP)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)

DAVIS FUNDS

Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)*

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)*

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)*

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)

Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)*

Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)*

Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)*

Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)*

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Initial Class (MNVFRI)*

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)*

MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)*

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)*

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)*

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)*

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)*

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)*

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)*

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)	11/16/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)	10/23/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	9/4/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	8/26/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)	6/29/2020
Vanguard VIF Equity Index (VVEIX)	5/15/2020
NVIT DFA Capital Appreciation II (NVLCA2)	5/11/2020
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)	5/1/2020
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)	3/2/2020
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)	2/11/2020
DFA VA International Value (DFVIV)	1/16/2020
Vanguard VIF Equity Income (VVEI)	1/16/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	9/18/2019
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)	9/13/2019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)	9/13/2019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)	9/13/2019
DFA VA U.S. Large Value (DFVULV)	7/10/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	7/8/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	7/8/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	7/5/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	7/5/2019
Goldman Sachs VIT Multi-Strat Alts Svc (GVMSAS)	4/1/2019
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	1/17/2019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)	1/7/2019
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)		8/6/2020
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLCAP	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	NVDCAP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	10/23/2020
NVLMP	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	NVIDMP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
AMVGB2	American Funds Insurance Series(R) - Capital World Bond Fund: Class 2	American Funds Insurance Series(R) - Global Bond Fund: Class 2	5/1/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FVU2	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares	5/1/2020
FVUS2	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	Federated Insurance Series - Federated Fund for U.S. Government Securities II	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAEI	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	Janus Henderson VIT Enterprise Portfolio: Institutional Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
JAMVS	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares	Janus Henderson VIT Mid Cap Value Portfolio: Service Shares	5/1/2020
NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I	5/1/2020
NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a surrender of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01-$125.00
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $8,308,916 and $10,845,193, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the subaccounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the subaccounts as reimbursement for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $48,732,969 and $50,620,793, respectively, and total transfers from the Separate Account to the fixed account were $59,260,515 and $79,042,106, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$6,233,810,008	$-	$-	$6,233,810,008

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$1,950	$6,522
ALVGIA	9,139,598	10,937,058
ALVIVA	483,287	368,924
ALVIVB	47,860	74,103
ALVSVA	3,486,177	2,734,319
ACVCA	913,500	1,117,359
ACVI	658,604	1,009,295
ACVIG	2,579,708	3,705,816
ACVIP1	14,503,897	13,715,666
ACVIP2	829,472	1,543,606
ACVMV1	2,767,733	4,743,597
ACVV	5,989,886	15,539,473
AMVAA2	4,302,776	5,704,156
AMVBD2	2,598,533	16,079,385
AMVGB2	3,236,865	415,633
AMVGI2	1,120,620	79,422
AMVGR2	10,218,695	10,069,832
AMVGS2	1,187,352	1,509,220
AMVI2	7,266,010	8,850,187
AMVNW2	40,177,163	1,771,460
PIHYB1	2,429,677	1,882,476
BRVHYI	8,670,819	7,869,151
MLVGA2	1,765,359	1,661,407
MLVLC2	164,576	955,932
DCAP	4,036,057	4,514,614
DSC	165,965	242,710
DSIF	240,246,520	160,789,111
DSRG	527,157	993,458
DVMCS	1,031,144	1,646,598
DVSCS	80,098,773	48,852,793
CVSPIP	801,238	1,793,704
SASP5I	84,813,373	13,917,202
DAVVL	1,627,028	1,956,837
DWVEMS	1,267,316	1,499,855
DWVSVS	6,584,526	6,460,156
DFVGMI	74,155	14,105
DFVIPS	3,504,812	549,982
DFVIS	19,752	127
DFVIV	46,608	989
DFVULV	1,554,174	2,185,004
DFVUTV	323,921	680,333
DSGIBA	65,285	32,628
SVSLVB	167,305	166,864
SVSSVB	29,845	83,891
ETVFR	5,808,738	5,458,341
FQB	1,139,050	1,843,001
FVU2	164,146	104,216
FVUS2	3,103,935	1,302,022
FCS	11,051,979	12,662,452
FEIS	6,528,756	6,277,310
FEMS	6,502,813	3,652,347
FF05S	420,254	248,597
FF10S	1,647,215	505,017
FF15S	5,787,334	5,793,190
FF20S	8,942,803	11,135,550

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF25S	9,500,114	8,764,601
FF30S	13,578,080	7,210,859
FF35S	4,219,219	2,024,512
FF40S	7,863,019	5,404,932
FF45S	1,131,559	836,853
FF50S	2,069,884	1,156,493
FF55S	112,423	90,395
FF60S	330,644	21,541
FFINS	947,947	827,096
FGOS	43,032	21,117
FGS	35,633,276	25,930,782
FHIS	1,368,579	3,025,498
FIGBS	44,409,986	49,087,337
FIP	2,463,298	77,878,420
FMCS	2,993,075	9,077,597
FMMP	10,974,093	16,708,927
FNRS2	669,366	744,165
FOS	1,283,243	2,017,862
FRESS	1,697,419	923,394
FVMIS	172,976	1,430
FVSS	503,058	1,578,837
FTVDM2	534,559	652,288
FTVFA2	169,030	98,866
FTVGB1	7,536,083	9,884,345
FTVGI2	1,020,888	703,810
FTVIS2	447,236	1,133,240
FTVMD2	564,043	917,228
FTVRDI	2,254,731	3,001,044
FTVSV2	2,392,683	3,011,041
FTVSVI	1,155,373	1,280,637
TIF	24,902	38,245
TIF2	3,153,637	4,512,858
GVCSE	474,016	416,044
GVGMNS	26,407	57,989
GVGOPS	808,970	514,397
GVMCE	4,119,348	5,561,343
GVMSAS	5,834	767
RVARS	271,530	88,279
ACEG	1,193,578	297,341
ACGI	1,386,909	3,664,094
AVBVI	-	37,977
AVHY1	1,314,318	1,632,448
AVIE	8,573,509	8,042,805
AVMCCI	171,666	174,453
AVSCE	205,445	235,460
IVBRA1	268,738	321,429
OVAG	8,165,545	4,009,789
OVGI	5,275,313	3,791,262
OVGR	3,596,610	1,920,153
OVGS	11,328,197	18,454,062
OVIG	5,466,896	4,669,654
OVSB	2,151,112	2,711,111
OVSC	1,481,763	1,826,364
WRASP	822,074	945,546
WRGP	1,812,172	1,758,559
WRHIP	5,659,847	7,543,915
WRMCG	2,573,418	3,097,956
WRRESP	3,131,057	3,762,144
WRSTP	6,176,221	7,241,035
JPMMV1	15,231,145	12,918,858

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

JPSCE1	369,659	443,455
JABS	9,422,602	8,120,656
JACAS	9,461,993	11,160,850
JAEI	384,392	535,175
JAFBS	4,198,862	4,469,027
JAGTS	12,113,066	8,352,792
JAIGS	1,329,498	2,204,281
JAMGS	13,831,839	10,498,673
JAMVS	37,517	57,376
LZREMS	4,999,888	6,758,788
SBVSG	9,809,734	8,774,534
BNCAI	1,917,451	3,015,858
LOVBD	1,003,537	990,056
LOVMCV	1,018	10,254
LOVSDC	10,654,150	7,914,827
LOVTRC	13,656,196	8,371,714
MNVFRS	43,983	77
MMCGSC	1,470,803	512,190
MNDIC	828,047	430,326
MNDSC	2,036,984	33,101
MV2IGI	963,036	960,192
MV2RIS	35,904,616	25,717,976
MV3MVI	14,620	36
MV3MVS	1,268,249	12,945
MVBRES	856,374	1,642,807
MVFIC	1,221,780	1,603,173
MVFSC	32,782,883	20,773,276
MVIGIC	155,972	16,653
MVIVSC	15,209,263	18,872,172
MVRBSS	3,112,882	881,480
MSEM	1,722,872	2,013,394
MSVEG	4,706,498	2,281,789
MSVFI	906,487	646,708
MSVMG	3,048,663	3,185,025
MSVRE	1,729,538	5,011,552
VKVGR2	2,770,240	2,857,455
DTRTFB	32,689	15,853
EIF	2,118,527	1,775,211
GBF	21,252,157	47,635,288
GEM	1,697,305	3,249,510
GIG	2,156,977	4,496,741
GVAAA2	2,715,968	3,961,910
GVABD2	804,887	679,324
GVAGG2	1,284,282	1,530,538
GVAGI2	824,377	757,537
GVAGR2	3,462,369	1,808,108
GVDMA	14,311,351	9,664,501
GVDMC	12,170,620	12,195,585
GVEX1	3,711,738	1,597,788
GVIDA	7,056,964	6,628,543
GVIDC	9,779,372	8,149,202
GVIDM	12,808,304	9,180,585
GVIX2	1,228,236	497,185
HIBF	3,236,960	4,746,135
IDPG	951	5,629
IDPGI	837	375
MCIF	21,528,513	22,815,716
MSBF	1,730,832	2,292,354
NCPG	73,998	108,248
NCPGI	18,989	5,121

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NJMMA2	75,204	21,843
NJMMAY	752,109	2,568
NVAMV1	1,775,246	5,799,681
NVAMVX	17,747,226	228,888
NVBX	93,528,094	31,828,247
NVCBD1	1,668,251	659,477
NVCCA1	1,550,176	1,494,655
NVCCN1	3,114,508	2,054,894
NVCMA1	431,937	498,896
NVCMC1	1,375,052	1,023,431
NVCMD1	1,089,188	582,577
NVCRA1	1,054,676	1,192,588
NVCRB1	2,063,319	2,662,873
NVDBL2	249,408	125,093
NVDCA2	56,403	94,664
NVDCAP	148,211	255
NVFIII	196,779	73,494
NVGEII	34,225	19,840
NVIDMP	1,013,916	-
NVIE6	1,774	4,166
NVIX	14,033,509	12,420,583
NVLCP1	585,923	456,832
NVMIG1	6,074,469	1,727,976
NVMIVX	4,609,504	331,681
NVMLG1	9,278,848	3,421,003
NVMMG1	11,315,966	4,746,788
NVMMV1	3,706,808	4,282,433
NVMMV2	421,760	1,035,263
NVNMO1	1,588,074	1,573,894
NVNSR1	22,959	61,194
NVOLG1	23,300,488	14,344,847
NVRE1	4,094,838	4,456,439
NVSIX2	337,414	92,931
NVSTB1	94,693,722	166,367,495
NVSTB2	996,849	734,303
NVTIV3	38,911	311,194
SAM	18,607,649	23,733,397
SAM5	197,597,979	195,644,540
SCF	3,285,056	5,326,478
SCGF	6,529,941	5,591,243
SCVF	3,729,809	4,984,333
TRF	3,943,185	35,256,585
AMCG	503,366	1,054,722
AMMCGS	96,555	459,201
AMRI	9,353	16,546
AMSRS	125,110	943,697
AMTB	411,009	482,149
NOTB3	5,158	3,383
NOTG3	4,319	2,167
NOTMG3	88,881	2,442
PMVAAA	4,086,568	13,128,626
PMVFBA	899,017	891,284
PMVFHA	254,181	269,420
PMVGBA	441,135	358,087
PMVHYA	690,108	439,616
PMVLDA	24,409,820	18,688,101
PMVLGA	13,071,714	3,302,460
PMVRRA	26,468,429	26,238,294
PMVRSA	24,666	8,592
PMVTRA	31,732,356	26,151,036

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

PVEIB	384,906	191,819
PVGOB	2,970,924	2,042,695
PVTIGB	108,083	223,868
PVTSCB	540,069	390,507
ROCMC	826,208	2,382,848
TRBCGP	36,047,029	36,029,863
TREI2	6,331,048	9,049,978
TRHS2	5,038,080	3,761,481
TRLT1	22,023,329	37,428,254
TRMCG2	8,733,044	8,975,869
TRNAG1	29,562,238	22,929,491
TRPSB1	5,044,808	5,247,325
VWEM	859,531	1,616,385
VWHA	4,827,265	6,611,944
VVB	2,487,537	1,269,882
VVCG	1,864,966	4,050,319
VVEI	164,517	18,106
VVEIX	85,359	7,211
VVHGB	23,713,767	13,663,142
VVI	2,600,351	2,816,297
VVMCI	3,937,921	5,641,100
VVREI	1,121,370	571,797
VVSCG	1,873,235	2,122,634
VVSTC	24,704	1,533
VVTISI	5,827,228	3,878,963
VRVDRI	3,292,295	1,745,776
SVDF	6,355,642	4,269,416
SVOF	981,268	1,129,898
WFVSCG	2,627,236	2,685,956

	$2,003,778,648	$1,863,359,859

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020	0.00%			1,451	$15.93			$23,119	1.74%	5.02%
2019	0.00%			1,774	15.17			26,914	2.15%	15.51%
2018	0.00%			1,666	13.13			21,881	1.80%	-7.07%
2017	0.00%			1,959	14.13			27,685	1.97%	14.67%
2016	0.00%			2,379	12.32			29,320	0.53%	3.59%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2020	0.00%	to	0.25%	577,227	46.41	to	44.34	25,991,257	1.57%	2.72%	to	2.46%
2019	0.00%	to	0.25%	670,740	45.18	to	43.27	29,343,082	1.24%	23.91%	to	23.60%
2018	0.00%	to	0.25%	613,461	36.46	to	35.01	21,706,547	1.01%	-5.61%	to	-5.84%
2017	0.00%	to	0.25%	618,577	38.63	to	37.18	23,253,399	1.31%	18.92%	to	18.63%
2016	0.00%	to	0.25%	781,559	32.48	to	31.34	24,692,434	1.00%	11.30%	to	11.02%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2020	0.00%	to	0.25%	393,562	10.02	to	9.66	3,894,256	1.98%	2.47%	to	2.21%
2019	0.00%	to	0.25%	383,564	9.78	to	9.45	3,705,958	0.76%	17.14%	to	16.84%
2018	0.00%	to	0.25%	598,205	8.35	to	8.09	4,909,849	1.41%	-22.79%	to	-22.98%
2017	0.00%	to	0.25%	761,593	10.81	to	10.50	8,084,125	2.20%	25.42%	to	25.11%
2016	0.00%	to	0.25%	1,068,396	8.62	to	8.39	9,032,273	1.39%	-0.50%	to	-0.75%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.00%			2,377	12.10			28,766	1.17%	16.79%
2018	0.00%			1,247	10.36			12,922	1.48%	-22.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.00%	to	0.25%	260,144	55.35	to	52.96	14,255,486	1.06%	3.37%	to	3.11%
2019	0.00%	to	0.25%	256,880	53.55	to	51.36	13,645,470	0.52%	20.10%	to	19.80%
2018	0.00%	to	0.25%	386,451	44.59	to	42.87	17,041,808	0.48%	-15.03%	to	-15.24%
2017	0.00%	to	0.25%	410,273	52.47	to	50.58	21,278,969	0.45%	13.15%	to	12.87%
2016	0.00%	to	0.25%	460,947	46.38	to	44.82	21,145,299	0.59%	25.09%	to	24.78%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2020	0.00%	to	0.25%	34,278	26.01	to	25.58	878,528	0.00%	42.46%	to	42.10%
2019	0.00%	to	0.25%	48,363	18.26	to	18.00	871,142	0.00%	35.56%	to	35.23%
2018	0.00%	to	0.25%	47,564	13.47	to	13.31	633,316	0.00%	-5.20%	to	-5.43%
2017	0.00%	to	0.25%	50,552	14.21	to	14.08	711,879	0.00%	21.79%	to	21.49%
2016	0.00%	to	0.25%	55,448	11.67	to	11.59	642,966	0.00%	3.23%	to	2.97%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2020	0.00%	to	0.20%	77,571	38.58	to	24.05	2,289,880	0.54%	25.88%	to	25.63%
2019	0.00%	to	0.25%	97,122	30.65	to	18.96	2,270,641	0.90%	28.42%	to	28.10%
2018	0.00%	to	0.25%	123,291	23.86	to	14.80	1,840,381	1.16%	-15.22%	to	-15.43%
2017	0.00%	to	0.25%	72,406	28.15	to	17.50	1,277,260	0.86%	31.21%	to	30.88%
2016	0.00%	to	0.25%	267,024	21.45	to	13.37	3,579,842	0.99%	-5.50%	to	-5.73%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.00%	to	0.25%	482,447	46.99	to	33.82	21,566,529	1.93%	11.81%	to	11.53%
2019	0.00%	to	0.25%	571,931	42.02	to	30.32	22,293,548	2.09%	23.95%	to	23.64%
2018	0.00%	to	0.25%	596,221	33.90	to	24.52	18,762,900	1.93%	-6.87%	to	-7.10%
2017	0.00%	to	0.25%	607,215	36.40	to	26.40	20,764,699	2.36%	20.49%	to	20.19%
2016	0.00%	to	0.25%	671,446	30.21	to	21.97	19,116,463	2.36%	13.48%	to	13.20%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.00%	to	0.25%	2,375,089	12.34	to	11.59	27,669,630	1.63%	9.81%	to	9.53%
2019	0.00%	to	0.25%	2,341,496	11.23	to	10.58	24,880,391	2.56%	9.16%	to	8.88%
2018	0.00%	to	0.25%	2,146,672	10.29	to	9.72	20,910,804	3.06%	-2.57%	to	-2.82%
2017	0.00%	to	0.25%	2,131,092	10.56	to	10.00	21,353,805	2.85%	3.92%	to	3.67%
2016	0.00%	to	0.25%	1,956,661	10.16	to	9.65	18,906,113	2.18%	4.71%	to	4.44%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.00%			387,824	19.53			7,576,124	1.32%	9.55%
2019	0.00%			431,303	17.83			7,690,717	2.31%	8.90%
2018	0.00%			455,259	16.37			7,454,284	2.80%	-2.82%
2017	0.00%			540,339	16.85			9,103,962	2.60%	3.67%
2016	0.00%			573,519	16.25			9,320,785	1.82%	4.39%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.00%	to	0.25%	244,358	42.07	to	40.45	10,195,136	1.80%	1.21%	to	0.96%
2019	0.00%	to	0.25%	301,093	41.57	to	40.07	12,371,588	2.04%	29.15%	to	28.83%
2018	0.00%	to	0.25%	353,741	32.18	to	31.10	11,262,539	1.40%	-12.84%	to	-13.05%
2017	0.00%	to	0.25%	403,277	36.92	to	35.77	14,745,572	1.49%	11.69%	to	11.42%
2016	0.00%	to	0.25%	573,834	33.06	to	32.11	18,828,526	1.70%	22.85%	to	22.55%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2017	0.25%			10,496	29.74			312,162	0.29%	31.90%
2016	0.25%			25,536	22.55			575,807	0.36%	4.19%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2020	0.00%	to	0.25%	297,613	53.14	to	43.51	13,921,528	2.21%	0.98%	to	0.73%
2019	0.00%	to	0.25%	522,839	52.62	to	43.20	24,525,906	2.13%	27.03%	to	26.72%
2018	0.00%	to	0.25%	656,692	41.42	to	34.09	22,965,394	1.69%	-9.15%	to	-9.38%
2017	0.00%	to	0.25%	668,081	45.60	to	37.62	25,745,004	1.66%	8.75%	to	8.48%
2016	0.00%	to	0.25%	721,213	41.93	to	34.68	25,652,949	1.81%	20.48%	to	20.18%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2020	0.00%	to	0.25%	573,430	24.48	to	23.69	13,753,760	1.63%	12.46%	to	12.18%
2019	0.00%	to	0.25%	662,559	21.77	to	21.12	14,089,699	2.03%	21.23%	to	20.93%
2018	0.00%	to	0.25%	597,801	17.96	to	17.46	10,499,057	1.61%	-4.60%	to	-4.84%
2017	0.00%	to	0.25%	657,734	18.83	to	18.35	12,132,971	1.71%	16.23%	to	15.94%
2016	0.00%	to	0.25%	511,756	16.20	to	15.83	8,143,235	1.78%	9.41%	to	9.14%
American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)
2020	0.10%	to	0.25%	3,852,883	15.83	to	15.51	60,963,144	2.05%	9.62%	to	9.46%
2019	0.00%	to	0.25%	4,889,291	14.61	to	14.17	70,574,452	2.57%	9.36%	to	9.08%
2018	0.00%	to	0.25%	5,492,418	13.36	to	12.99	72,571,100	2.45%	-0.71%	to	-0.96%
2017	0.00%	to	0.20%	5,515,445	13.46	to	13.19	73,478,481	1.93%	3.66%	to	3.46%
2016	0.00%	to	0.20%	5,580,079	12.98	to	12.75	71,783,173	1.68%	2.94%	to	2.74%
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2 (AMVGB2)
2020	0.00%	to	0.25%	255,848	11.57	to	11.52	2,951,907	2.41%	9.90%	to	9.62%	****
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
2020	0.00%	to	0.25%	93,725	12.48	to	12.43	1,169,808	2.16%	13.55%	to	13.26%
2019	0.25%			609	10.97			6,683	1.01%	9.75%			****
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2020	0.00%	to	0.25%	1,151,502	44.22	to	42.81	49,555,520	0.32%	52.08%	to	51.70%
2019	0.00%	to	0.25%	1,167,629	29.08	to	28.22	33,043,364	0.76%	30.77%	to	30.45%
2018	0.00%	to	0.25%	1,167,950	22.24	to	21.63	25,332,833	0.45%	-0.25%	to	-0.50%
2017	0.00%	to	0.25%	1,212,032	22.29	to	21.74	26,407,760	0.54%	28.29%	to	27.97%
2016	0.00%	to	0.25%	1,038,111	17.38	to	16.99	17,654,348	0.78%	9.49%	to	9.21%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
2020	0.00%	to	0.25%	117,032	24.54	to	23.76	2,794,726	0.18%	29.72%	to	29.40%
2019	0.00%	to	0.25%	144,805	18.92	to	18.36	2,666,654	0.17%	31.52%	to	31.19%
2018	0.00%	to	0.25%	116,395	14.39	to	14.00	1,634,484	0.09%	-10.55%	to	-10.77%
2017	0.00%	to	0.25%	93,070	16.08	to	15.69	1,465,090	0.41%	25.89%	to	25.58%
2016	0.00%	to	0.25%	103,367	12.77	to	12.49	1,294,587	0.25%	2.10%	to	1.84%
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2020	0.00%	to	0.25%	1,744,578	17.42	to	17.01	29,888,214	0.67%	13.97%	to	13.69%
2019	0.00%	to	0.25%	1,839,312	15.29	to	14.96	27,674,405	1.51%	22.88%	to	22.58%
2018	0.00%	to	0.25%	1,818,914	12.44	to	12.20	22,293,777	2.55%	-13.13%	to	-13.35%
2017	0.00%	to	0.25%	834,512	14.32	to	14.08	11,778,016	1.41%	32.14%	to	31.82%
2016	0.00%	to	0.25%	574,103	10.84	to	10.68	6,141,890	1.46%	3.53%	to	3.27%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2020	0.00%	to	0.25%	2,379,885	18.48	to	18.26	43,742,283	0.06%	23.58%	to	23.27%
2019	0.00%	to	0.25%	268,304	14.95	to	14.81	3,981,479	1.22%	29.14%	to	28.82%
2018	0.00%	to	0.25%	133,700	11.58	to	11.50	1,539,523	1.01%	-14.04%	to	-14.25%
2017	0.00%	to	0.25%	69,651	13.47	to	13.41	934,502	0.93%	29.44%	to	29.12%
2016	0.00%	to	0.25%	36,783	10.40	to	10.39	382,165	1.16%	4.03%	to	3.86%	****
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2020	0.00%	to	0.25%	112,418	36.43	to	34.80	3,991,717	5.39%	2.48%	to	2.23%
2019	0.00%	to	0.25%	98,275	35.55	to	34.04	3,388,420	4.91%	14.45%	to	14.16%
2018	0.00%	to	0.25%	129,139	31.06	to	29.82	3,873,351	4.71%	-3.33%	to	-3.57%
2017	0.00%	to	0.25%	123,896	32.13	to	30.92	3,868,606	4.49%	7.26%	to	6.99%
2016	0.00%	to	0.25%	162,466	29.96	to	28.90	4,732,309	4.91%	14.25%	to	13.96%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2020	0.00%	to	0.25%	1,529,228	13.68	to	13.47	20,708,453	5.28%	7.27%	to	7.00%
2019	0.00%	to	0.25%	1,556,089	12.76	to	12.59	19,672,675	5.46%	15.29%	to	15.00%
2018	0.00%	to	0.25%	1,008,812	11.07	to	10.95	11,078,325	5.52%	-2.66%	to	-2.90%
2017	0.00%	to	0.25%	674,468	11.37	to	11.27	7,624,278	5.15%	7.34%	to	7.07%
2016	0.00%	to	0.25%	468,168	10.59	to	10.53	4,940,997	5.47%	12.92%	to	12.64%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020	0.00%	to	0.25%	480,157	25.61	to	14.02	11,095,739	1.17%	20.80%	to	20.50%
2019	0.00%	to	0.25%	509,702	21.20	to	11.64	9,771,507	1.16%	17.83%	to	17.54%
2018	0.00%	to	0.25%	548,347	17.99	to	9.90	9,091,664	0.77%	-7.52%	to	-7.75%
2017	0.00%	to	0.25%	553,607	19.45	to	10.73	10,403,504	1.21%	13.74%	to	7.31%	****
2016	0.00%			530,848	17.10			9,079,551	1.09%	3.96%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2020	0.00%	to	0.20%	24,912	39.75	to	38.53	962,124	0.80%	19.66%	to	19.42%
2019	0.00%	to	0.25%	54,258	33.22	to	32.03	1,756,475	1.29%	28.67%	to	28.34%
2018	0.00%	to	0.25%	53,409	25.82	to	24.95	1,335,626	1.39%	-5.37%	to	-5.60%
2017	0.00%	to	0.25%	50,795	27.28	to	26.43	1,344,649	1.11%	22.08%	to	21.77%
2016	0.00%	to	0.25%	76,545	22.35	to	21.71	1,663,555	0.99%	10.41%	to	10.13%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	to	0.25%	436,455	59.52	to	39.26	24,714,500	0.78%	23.69%	to	23.38%
2019	0.00%	to	0.25%	482,959	48.12	to	31.82	22,238,731	1.17%	36.10%	to	35.76%
2018	0.00%	to	0.25%	527,909	35.36	to	23.44	17,817,986	1.26%	-6.85%	to	-7.09%
2017	0.00%	to	0.25%	624,328	37.96	to	25.23	22,335,911	1.34%	27.33%	to	27.01%
2016	0.00%	to	0.25%	680,407	29.81	to	19.86	18,964,648	1.63%	7.90%	to	7.63%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2020	0.00%			33,924	38.23			1,296,751	0.62%	19.89%
2019	0.00%			37,209	31.88			1,186,335	0.00%	21.78%
2018	0.00%			39,841	26.18			1,043,086	0.00%	-19.08%
2017	0.00%			44,940	32.35			1,453,941	0.00%	24.68%
2016	0.00%			40,468	25.95			1,050,101	0.00%	17.07%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.00%	to	0.25%	18,895,784	56.41	to	38.43	811,042,302	1.60%	18.01%	to	17.71%
2019	0.00%	to	0.25%	18,394,093	47.80	to	32.65	669,548,652	1.70%	31.18%	to	30.86%
2018	0.00%	to	0.25%	21,793,980	36.44	to	24.95	601,853,775	1.67%	-4.63%	to	-4.87%
2017	0.00%	to	0.25%	21,680,304	38.21	to	26.23	633,309,526	1.75%	21.54%	to	21.24%
2016	0.00%	to	0.25%	19,688,978	31.44	to	21.64	478,455,050	2.03%	11.71%	to	11.43%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.00%	to	0.10%	346,524	45.81	to	32.68	15,685,517	1.08%	24.14%	to	24.02%
2019	0.00%	to	0.25%	366,776	36.90	to	23.53	13,371,760	1.46%	34.36%	to	34.02%
2018	0.00%	to	0.25%	386,790	27.47	to	17.56	10,470,618	1.76%	-4.40%	to	-4.64%
2017	0.00%	to	0.25%	411,484	28.73	to	18.41	11,685,824	1.15%	15.33%	to	15.05%
2016	0.00%	to	0.25%	461,676	24.91	to	16.00	11,294,775	1.28%	10.37%	to	10.10%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)
2020	0.00%	to	0.25%	59,486	47.91	to	45.76	2,744,403	0.89%	8.11%	to	7.84%
2019	0.00%	to	0.25%	75,349	44.32	to	42.44	3,214,822	0.66%	20.18%	to	19.88%
2018	0.00%	to	0.25%	74,955	36.87	to	35.40	2,666,623	0.57%	-15.49%	to	-15.70%
2017	0.00%	to	0.25%	79,253	43.63	to	41.99	3,337,867	1.05%	15.38%	to	15.09%
2016	0.00%	to	0.25%	70,707	37.82	to	36.49	2,583,205	1.08%	15.47%	to	15.18%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.00%	to	0.25%	3,052,369	49.94	to	47.66	148,133,011	1.06%	10.64%	to	10.36%
2019	0.00%	to	0.25%	2,550,810	45.14	to	43.19	111,650,145	0.87%	22.21%	to	21.91%
2018	0.00%	to	0.25%	2,735,357	36.93	to	35.43	97,970,697	0.80%	-8.97%	to	-9.20%
2017	0.00%	to	0.25%	2,723,622	40.57	to	39.02	107,428,413	0.67%	12.40%	to	12.12%
2016	0.00%	to	0.25%	3,029,148	36.10	to	34.80	106,432,931	0.90%	25.73%	to	25.41%
Calvert VP S&P 500 Index Portfolio (CVSPIP)
2020	0.10%	to	0.25%	32,256	22.17	to	21.95	708,700	1.07%	17.98%	to	17.81%
2019	0.10%	to	0.25%	94,734	18.79	to	18.64	1,770,644	1.88%	31.02%	to	30.82%
2018	0.25%			87,276	14.24			1,243,205	2.20%	-4.97%
2017	0.25%			60,975	14.99			914,006	1.50%	21.16%
2016	0.25%			57,324	12.37			709,205	1.43%	11.30%
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)
2020	0.00%	to	0.25%	7,486,477	13.02	to	11.72	87,825,581	1.14%	18.28%	to	17.22%	****
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
2020	0.00%	to	0.25%	204,804	23.42	to	22.65	4,710,531	0.72%	11.72%	to	11.44%
2019	0.00%	to	0.25%	229,390	20.96	to	20.33	4,720,052	1.71%	31.17%	to	30.84%
2018	0.00%	to	0.25%	218,345	15.98	to	15.54	3,435,976	0.87%	-13.60%	to	-13.82%
2017	0.00%	to	0.25%	214,201	18.50	to	18.03	3,912,966	0.72%	22.63%	to	22.32%
2016	0.00%	to	0.25%	243,210	15.08	to	14.74	3,623,452	1.51%	11.88%	to	11.60%
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
2020	0.00%	to	0.25%	380,523	18.20	to	17.81	6,805,948	0.48%	24.69%	to	24.38%
2019	0.00%	to	0.25%	401,894	14.59	to	14.32	5,773,615	0.39%	22.25%	to	21.95%
2018	0.00%	to	0.25%	358,976	11.94	to	11.74	4,225,470	3.05%	-16.03%	to	-16.24%
2017	0.00%	to	0.25%	337,421	14.22	to	14.02	4,744,381	0.36%	40.23%	to	39.88%
2016	0.00%	to	0.25%	308,163	10.14	to	10.02	3,089,001	0.73%	13.68%	to	13.40%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.00%	to	0.25%	896,753	20.48	to	19.99	18,037,109	1.06%	-2.18%	to	-2.42%
2019	0.00%	to	0.25%	933,346	20.93	to	20.48	19,215,008	0.78%	27.72%	to	27.40%
2018	0.00%	to	0.25%	911,599	16.39	to	16.08	14,709,180	0.60%	-16.94%	to	-17.15%
2017	0.00%	to	0.25%	1,154,411	19.73	to	19.41	22,460,622	0.65%	11.76%	to	11.48%
2016	0.00%	to	0.25%	1,068,310	17.66	to	17.41	18,632,616	0.71%	31.08%	to	30.76%
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2020	0.00%			14,568	13.36			194,578	1.52%	11.29%
2019	0.00%			9,936	12.00			119,248	1.28%	18.12%
2018	0.00%			15,702	10.16			159,534	2.20%	-6.90%
2017	0.00%			14,405	10.91			157,198	2.07%	9.13%			****
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2020	0.00%	to	0.25%	626,952	12.32	to	12.02	7,573,340	1.31%	11.72%	to	11.44%
2019	0.00%	to	0.25%	376,703	11.03	to	10.79	4,073,497	1.60%	8.46%	to	8.19%
2018	0.00%	to	0.25%	434,932	10.17	to	9.97	4,344,883	2.14%	-1.33%	to	-1.58%
2017	0.00%	to	0.25%	397,385	10.31	to	10.13	4,031,136	2.32%	3.27%	to	3.01%
2016	0.00%	to	0.25%	520,430	9.98	to	9.84	5,121,644	2.57%	-0.19%	to	-1.63%	****
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2020	0.00%			1,696	14.50			24,587	3.61%	9.41%
2017	0.20%	to	0.25%	101,477	13.26	to	13.24	1,345,228	2.68%	29.69%	to	29.62%
2016	0.20%	to	0.25%	85,815	10.22			877,242	2.28%	6.02%	to	5.97%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2020	0.00%			4,766	10.31			49,129	4.53%	-1.76%			****
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2020	0.00%	to	0.25%	1,002,523	10.77	to	10.76	10,792,572	2.20%	-1.37%	to	-1.62%
2019	0.20%	to	0.25%	1,081,191	10.94			11,826,151	2.13%	9.38%	to	9.36%	****
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2020	0.00%	to	0.25%	164,361	13.74	to	13.55	2,233,405	1.82%	3.98%	to	3.72%
2019	0.20%	to	0.25%	197,182	13.10	to	13.06	2,581,343	1.48%	22.31%	to	22.25%
2018	0.20%	to	0.25%	191,812	10.71	to	10.69	2,053,122	0.92%	-16.04%	to	-16.08%
2017	0.20%	to	0.25%	196,060	12.75	to	12.73	2,499,660	0.92%	9.55%	to	9.49%
2016	0.20%	to	0.25%	239,703	11.64	to	11.63	2,789,935	1.09%	27.24%	to	27.17%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2020	0.00%			13,532	14.57			197,181	3.12%	8.28%
2019	0.00%			11,797	13.46			158,758	3.80%	20.16%
2018	0.00%			11,090	11.20			124,199	3.31%	-7.66%
2017	0.00%			6,616	12.13			80,243	2.16%	16.54%
2016	0.00%			2,350	10.41			24,457	0.00%	4.07%			****
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
2020	0.10%	to	0.25%	1,592	16.22	to	15.99	25,620	1.74%	-12.50%	to	-12.63%
2019	0.20%	to	0.25%	1,665	18.38	to	18.30	30,585	1.51%	32.22%	to	32.15%
2018	0.20%	to	0.25%	1,875	13.90	to	13.85	26,042	2.04%	-10.89%	to	-10.93%
2017	0.20%	to	0.25%	1,517	15.60	to	15.55	23,643	0.85%	22.21%	to	22.15%
2016	0.20%	to	0.25%	6,208	12.77	to	12.73	79,090	0.72%	-4.81%	to	-4.86%
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
2020	0.00%	to	0.20%	6,299	18.89	to	18.39	117,330	1.22%	-1.11%	to	-1.30%
2019	0.00%	to	0.25%	10,664	19.10	to	18.52	198,502	0.35%	20.99%	to	20.69%
2018	0.00%	to	0.25%	11,981	15.79	to	15.35	184,615	0.97%	-16.32%	to	-16.54%
2017	0.00%	to	0.25%	11,693	18.87	to	18.39	215,626	0.36%	10.13%	to	9.86%
2016	0.00%	to	0.25%	13,045	17.13	to	16.74	219,472	0.22%	16.47%	to	16.18%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.00%	to	0.25%	1,903,987	13.61	to	13.29	25,367,931	3.30%	2.00%	to	1.74%
2019	0.00%	to	0.25%	1,943,147	13.35	to	13.06	25,429,132	3.95%	7.08%	to	6.81%
2018	0.00%	to	0.25%	5,289,996	12.46	to	12.23	65,197,485	3.77%	-0.09%	to	-0.34%
2017	0.00%	to	0.25%	5,871,380	12.47	to	12.27	72,550,538	3.26%	3.44%	to	3.18%
2016	0.00%	to	0.25%	5,996,803	12.06	to	11.89	71,736,301	3.48%	8.95%	to	8.67%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.00%	to	0.25%	812,330	28.04	to	26.56	22,440,577	2.78%	8.12%	to	7.85%
2019	0.00%	to	0.25%	870,739	25.93	to	24.63	22,123,687	2.94%	9.44%	to	9.17%
2018	0.00%	to	0.25%	911,169	23.69	to	22.56	21,184,771	3.12%	-0.59%	to	-0.84%
2017	0.00%	to	0.25%	1,006,559	23.84	to	22.75	23,572,442	3.30%	4.04%	to	3.78%
2016	0.00%	to	0.25%	1,087,537	22.91	to	21.92	24,488,403	3.57%	3.82%	to	3.57%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2020	0.00%			68,791	11.05			760,314	2.64%	0.93%
2019	0.00%			65,636	10.95			718,748	1.97%	20.23%
2018	0.00%			57,964	9.11			527,945	0.00%	-8.92%			****
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (FVUS2)
2020	0.00%	to	0.25%	164,271	11.41	to	11.34	1,872,927	0.34%	5.21%	to	4.95%
2019	0.20%	to	0.25%	5,444	10.81	to	10.80	58,799	2.02%	5.69%	to	5.63%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.00%	to	0.25%	673,767	86.90	to	56.77	40,265,968	0.14%	30.43%	to	30.10%
2019	0.00%	to	0.25%	713,280	66.62	to	43.63	32,254,258	0.34%	31.45%	to	31.12%
2018	0.00%	to	0.25%	911,259	50.68	to	33.28	31,122,707	0.61%	-6.49%	to	-6.72%
2017	0.00%	to	0.25%	945,591	54.20	to	35.67	34,366,401	0.86%	21.76%	to	21.46%
2016	0.00%	to	0.25%	1,007,437	44.51	to	29.37	30,100,223	0.69%	7.91%	to	7.64%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.00%	to	0.25%	1,516,795	42.20	to	32.60	61,255,632	1.74%	6.55%	to	6.28%
2019	0.00%	to	0.25%	1,602,889	39.61	to	30.68	60,842,692	1.89%	27.32%	to	27.01%
2018	0.00%	to	0.25%	1,839,288	31.11	to	24.15	54,078,889	2.12%	-8.40%	to	-8.63%
2017	0.00%	to	0.25%	2,048,261	33.96	to	26.43	65,333,485	1.63%	12.80%	to	12.52%
2016	0.00%	to	0.25%	2,126,322	30.11	to	23.49	60,289,878	2.21%	17.90%	to	17.61%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2020	0.00%	to	0.25%	1,016,041	14.13	to	14.03	14,285,086	0.87%	31.17%	to	30.85%
2019	0.00%	to	0.25%	841,122	10.77	to	10.73	9,029,597	1.94%	29.30%	to	28.98%
2018	0.00%	to	0.25%	435,283	8.33	to	8.32	3,620,730	1.85%	-16.70%	to	-16.84%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
2020	0.20%	to	0.25%	88,272	17.79	to	17.70	1,568,930	1.37%	10.85%	to	10.80%
2019	0.20%	to	0.25%	81,637	16.05	to	15.97	1,309,056	2.03%	13.48%	to	13.42%
2018	0.20%	to	0.25%	80,945	14.14	to	14.08	1,143,881	1.82%	-3.21%	to	-3.26%
2017	0.20%	to	0.25%	39,100	14.61	to	14.56	570,897	1.55%	10.68%	to	10.62%
2016	0.20%	to	0.25%	25,154	13.20	to	13.16	331,860	1.68%	4.68%	to	4.63%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.00%	to	0.25%	132,543	26.41	to	25.39	3,487,832	1.58%	12.39%	to	12.11%
2019	0.00%	to	0.25%	92,267	23.49	to	22.65	2,159,450	2.02%	16.00%	to	15.71%
2018	0.00%	to	0.25%	97,923	20.25	to	19.57	1,975,771	1.48%	-4.10%	to	-4.34%
2017	0.00%	to	0.25%	112,612	21.12	to	20.46	2,371,326	1.46%	12.99%	to	12.71%
2016	0.00%	to	0.25%	123,827	18.69	to	18.16	2,307,272	1.47%	5.28%	to	5.02%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
2020	0.00%	to	0.25%	386,635	21.65	to	20.97	8,216,246	1.19%	13.62%	to	13.33%
2019	0.00%	to	0.25%	402,085	19.05	to	18.51	7,529,801	2.19%	18.21%	to	17.92%
2018	0.00%	to	0.25%	384,349	16.12	to	15.69	6,076,691	1.18%	-5.11%	to	-5.35%
2017	0.00%	to	0.25%	620,101	16.99	to	16.58	10,323,285	1.45%	14.93%	to	14.65%
2016	0.00%	to	0.25%	559,667	14.78	to	14.46	8,116,942	1.35%	5.81%	to	5.55%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.00%	to	0.25%	1,053,955	29.45	to	28.32	30,428,501	1.12%	14.92%	to	14.63%
2019	0.00%	to	0.25%	1,214,585	25.63	to	24.71	30,549,618	2.07%	20.01%	to	19.71%
2018	0.00%	to	0.25%	1,161,074	21.36	to	20.64	24,346,102	1.24%	-5.98%	to	-6.21%
2017	0.00%	to	0.25%	1,599,123	22.72	to	22.01	35,613,470	1.51%	16.47%	to	16.18%
2016	0.00%	to	0.25%	1,731,090	19.50	to	18.94	33,032,291	1.57%	6.04%	to	5.78%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
2020	0.00%	to	0.25%	1,529,307	23.63	to	22.90	35,296,273	1.16%	15.83%	to	15.54%
2019	0.00%	to	0.25%	1,583,389	20.40	to	19.82	31,582,966	1.84%	21.70%	to	21.39%
2018	0.00%	to	0.25%	1,597,869	16.77	to	16.32	26,224,218	1.45%	-6.61%	to	-6.85%
2017	0.00%	to	0.25%	1,324,262	17.95	to	17.52	23,303,561	1.49%	17.84%	to	17.54%
2016	0.00%	to	0.25%	1,193,459	15.24	to	14.91	17,836,355	1.59%	6.11%	to	5.85%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.00%	to	0.25%	1,582,394	33.05	to	31.78	51,141,507	1.22%	16.76%	to	16.47%
2019	0.00%	to	0.25%	1,438,640	28.31	to	27.29	39,834,941	2.03%	24.37%	to	24.06%
2018	0.00%	to	0.25%	1,217,467	22.76	to	22.00	27,148,345	1.36%	-7.88%	to	-8.12%
2017	0.00%	to	0.25%	1,041,787	24.71	to	23.94	25,261,893	1.58%	20.82%	to	20.52%
2016	0.00%	to	0.25%	788,851	20.45	to	19.86	15,880,362	1.52%	6.52%	to	6.25%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)
2020	0.00%	to	0.25%	500,779	13.77	to	13.67	6,855,239	1.22%	18.15%	to	17.85%
2019	0.00%	to	0.25%	320,893	11.65	to	11.60	3,724,080	2.87%	27.33%	to	27.01%
2018	0.20%	to	0.25%	116,705	9.14			1,066,113	1.64%	-8.62%	to	-8.65%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2020	0.00%	to	0.25%	901,286	28.75	to	28.00	25,365,065	0.96%	19.16%	to	18.86%
2019	0.00%	to	0.25%	849,519	24.13	to	23.55	20,086,136	1.81%	28.39%	to	28.07%
2018	0.00%	to	0.25%	820,514	18.79	to	18.39	15,150,295	1.14%	-9.94%	to	-10.17%
2017	0.00%	to	0.25%	694,673	20.87	to	20.47	14,265,216	1.36%	23.42%	to	23.11%
2016	0.00%	to	0.25%	507,853	16.91	to	16.63	8,463,559	1.31%	6.75%	to	6.48%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)
2020	0.00%	to	0.25%	55,372	13.90	to	13.81	765,132	1.12%	19.18%	to	18.88%
2019	0.00%	to	0.25%	27,896	11.67	to	11.62	329,628	2.87%	28.40%	to	28.08%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
2020	0.00%	to	0.25%	144,326	15.50	to	15.36	2,219,797	1.21%	19.17%	to	18.88%
2019	0.00%	to	0.25%	81,668	13.01	to	12.92	1,056,286	1.72%	28.39%	to	28.07%
2018	0.00%	to	0.25%	80,264	10.13	to	10.09	809,970	1.27%	-10.03%	to	-10.26%
2017	0.25%			1,422	11.24			15,987	0.00%	12.42%			****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
2020	0.00%	to	0.25%	1,635	13.14	to	13.09	21,393	1.02%	19.11%	to	18.81%
2019	0.25%			111	11.02			1,223	1.70%	10.16%			****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)
2020	0.00%	to	0.25%	26,316	13.16	to	13.10	345,063	2.95%	19.22%	to	18.92%
2019	0.25%			111	11.02			1,223	1.72%	10.18%			****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2020	0.20%	to	0.25%	121,417	15.93	to	15.85	1,932,596	1.29%	10.16%	to	10.11%
2019	0.20%	to	0.25%	120,811	14.46	to	14.39	1,745,720	2.49%	11.65%	to	11.59%
2018	0.20%	to	0.25%	83,843	12.95	to	12.90	1,085,229	1.63%	-2.31%	to	-2.36%
2017	0.20%	to	0.25%	96,302	13.26	to	13.21	1,276,144	1.91%	8.28%	to	8.22%
2016	0.20%	to	0.25%	78,879	12.24	to	12.21	965,432	1.37%	4.11%	to	4.06%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2020	0.00%	to	0.10%	16,041	81.21	to	64.67	1,129,216	0.01%	68.49%	to	68.33%
2019	0.00%	to	0.25%	15,533	48.20	to	43.11	677,151	0.05%	40.70%	to	40.35%
2018	0.00%	to	0.25%	15,899	34.26	to	30.72	508,052	0.10%	12.35%	to	12.06%
2017	0.00%	to	0.25%	15,375	30.49	to	27.41	438,543	0.19%	34.40%	to	34.06%
2016	0.00%	to	0.25%	16,574	22.69	to	20.45	351,314	0.21%	0.25%	to	0.00%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.00%	to	0.25%	2,625,642	78.23	to	43.82	164,646,718	0.06%	43.75%	to	43.39%
2019	0.00%	to	0.25%	2,682,726	54.42	to	30.56	117,329,092	0.16%	34.18%	to	33.85%
2018	0.00%	to	0.25%	3,346,655	40.56	to	22.83	104,307,754	0.15%	-0.27%	to	-0.53%
2017	0.00%	to	0.25%	3,385,354	40.67	to	22.95	107,147,743	0.12%	35.00%	to	34.67%
2016	0.00%	to	0.25%	3,646,974	30.12	to	17.04	86,005,841	0.00%	0.71%	to	0.46%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2020	0.00%	to	0.25%	402,005	24.77	to	30.09	10,751,416	4.82%	2.65%	to	2.39%
2019	0.00%	to	0.25%	480,498	24.13	to	29.39	12,669,205	5.21%	14.92%	to	14.63%
2018	0.00%	to	0.25%	467,620	20.99	to	25.64	10,733,570	5.51%	-3.60%	to	-3.84%
2017	0.00%	to	0.25%	518,507	21.78	to	26.66	12,325,334	5.01%	7.07%	to	6.80%
2016	0.00%	to	0.25%	607,022	20.34	to	24.96	13,483,822	5.26%	14.37%	to	14.09%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.00%	to	0.25%	8,359,975	21.56	to	20.63	175,571,019	2.15%	9.25%	to	8.98%
2019	0.00%	to	0.25%	8,807,134	19.74	to	18.93	169,500,548	2.61%	9.58%	to	9.31%
2018	0.00%	to	0.25%	9,699,249	18.01	to	17.32	170,350,032	2.39%	-0.63%	to	-0.88%
2017	0.00%	to	0.25%	10,397,837	18.13	to	17.47	183,915,056	2.30%	4.16%	to	3.90%
2016	0.00%	to	0.25%	10,948,211	17.40	to	16.82	186,155,320	2.38%	4.63%	to	4.37%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2020	0.00%			40,491	33.83			1,369,972	2.05%	18.24%
2019	0.20%	to	0.25%	2,881,385	27.94	to	27.77	80,428,299	1.95%	31.09%	to	31.02%
2018	0.20%	to	0.25%	3,169,190	21.31	to	21.19	67,489,203	1.89%	-4.68%	to	-4.73%
2017	0.20%	to	0.25%	2,545,030	22.36	to	22.25	56,866,293	1.76%	21.47%	to	21.41%
2016	0.20%	to	0.25%	2,755,616	18.41	to	18.32	50,693,063	1.45%	11.64%	to	11.58%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.00%	to	0.25%	501,684	72.21	to	69.09	35,899,841	0.56%	18.04%	to	17.74%
2019	0.00%	to	0.25%	609,632	61.18	to	58.68	36,834,267	0.77%	23.35%	to	23.04%
2018	0.00%	to	0.25%	702,092	49.60	to	47.69	34,390,784	0.55%	-14.64%	to	-14.85%
2017	0.00%	to	0.25%	765,171	58.10	to	56.01	43,909,359	0.62%	20.70%	to	20.40%
2016	0.00%	to	0.25%	843,557	48.14	to	46.52	40,121,821	0.40%	12.11%	to	11.83%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2020	0.20%	to	0.25%	715,310	10.39	to	10.37	7,431,845	0.31%	0.12%	to	0.07%
2019	0.20%	to	0.25%	1,268,832	10.38	to	10.36	13,167,512	1.89%	1.82%	to	1.77%
2018	0.20%	to	0.25%	843,109	10.19	to	10.18	8,593,800	1.61%	1.44%	to	1.39%
2017	0.20%	to	0.25%	564,836	10.05	to	10.04	5,675,977	0.61%	0.48%	to	0.43%
2016	0.20%	to	0.25%	935,135	10.00			9,352,900	0.06%	0.02%	to	0.00%	****
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.00%			271,837	11.29			3,068,839	2.53%	-32.88%
2019	0.00%			281,564	16.82			4,735,763	1.79%	9.82%
2018	0.00%			307,387	15.32			4,707,648	0.68%	-24.77%
2017	0.00%			322,002	20.36			6,554,925	1.34%	-2.78%
2016	0.00%			389,722	20.94			8,159,951	0.51%	33.51%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.00%	to	0.25%	614,677	33.41	to	24.55	20,204,014	0.35%	15.49%	to	15.21%
2019	0.00%	to	0.25%	654,246	28.93	to	21.31	18,485,488	1.63%	27.67%	to	27.35%
2018	0.00%	to	0.25%	740,247	22.66	to	16.73	16,017,861	1.51%	-14.88%	to	-15.10%
2017	0.00%	to	0.25%	730,959	26.62	to	19.71	18,847,240	1.34%	30.10%	to	29.78%
2016	0.00%	to	0.25%	778,504	20.46	to	15.19	15,330,538	1.31%	-5.12%	to	-5.36%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2020	0.00%	to	0.25%	312,440	11.09	to	11.25	3,507,328	2.29%	-6.61%	to	-6.84%
2019	0.00%	to	0.25%	252,550	11.88	to	12.08	3,044,368	1.84%	23.09%	to	22.78%
2018	0.00%	to	0.25%	196,032	9.65	to	9.84	1,925,790	8.21%	-6.31%	to	-1.63%
2017	0.00%			1,061	10.30			10,926	1.93%	2.98%			****
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)
2020	0.00%			16,383	13.16			215,642	1.48%	20.20%			****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.00%			78,676	40.47			3,183,854	1.13%	8.18%
2019	0.00%	to	0.10%	114,054	37.41	to	36.75	4,265,220	1.74%	34.29%	to	34.16%
2018	0.00%	to	0.25%	101,371	27.86	to	26.72	2,821,079	0.86%	-17.33%	to	-17.54%
2017	0.00%	to	0.25%	110,394	33.70	to	32.40	3,716,625	1.39%	19.21%	to	18.91%
2016	0.00%	to	0.25%	121,726	28.27	to	27.25	3,438,169	1.04%	9.48%	to	9.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.00%			232,202	15.63			3,628,886	4.04%	17.18%
2019	0.00%			259,597	13.34			3,462,071	0.98%	26.70%
2018	0.00%			271,977	10.53			2,862,884	0.84%	-15.79%
2017	0.00%			315,423	12.50			3,942,967	0.98%	40.41%
2016	0.00%			271,041	8.90			2,413,106	0.80%	17.44%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.00%			30,172	19.87			599,638	1.46%	11.74%
2019	0.00%			34,651	17.79			616,284	3.51%	19.86%
2018	0.00%			36,186	14.84			536,952	2.82%	-9.65%
2017	0.00%			44,376	16.42			728,797	2.69%	11.98%
2016	0.00%			44,251	14.67			649,006	3.82%	13.18%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2020	0.00%	to	0.25%	1,366,885	11.27	to	9.97	13,745,297	8.75%	-5.07%	to	-5.31%
2019	0.00%	to	0.25%	1,733,956	11.88	to	10.52	18,372,589	6.96%	2.26%	to	2.00%
2018	0.00%	to	0.25%	1,622,403	11.61	to	10.32	16,855,643	0.00%	2.21%	to	1.96%
2017	0.00%	to	0.25%	1,575,152	11.36	to	10.12	16,147,835	0.00%	2.15%	to	1.90%
2016	0.00%	to	0.25%	1,451,430	11.12	to	9.93	14,597,838	0.00%	3.21%	to	2.95%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.00%	to	0.20%	319,287	17.16	to	16.71	5,477,691	8.61%	-5.28%	to	-5.47%
2019	0.00%	to	0.25%	329,117	18.12	to	17.57	5,960,041	6.93%	2.01%	to	1.76%
2018	0.00%	to	0.25%	384,666	17.76	to	17.27	6,819,854	0.00%	1.94%	to	1.68%
2017	0.00%	to	0.25%	391,878	17.42	to	16.98	6,816,520	0.00%	1.93%	to	1.67%
2016	0.00%	to	0.25%	457,762	17.09	to	16.70	7,800,411	0.00%	2.94%	to	2.68%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.00%			237,678	22.35			5,312,353	5.95%	0.69%
2019	0.00%			286,791	22.20			6,365,907	5.32%	16.06%
2018	0.00%			291,083	19.13			5,567,176	4.84%	-4.30%
2017	0.00%			312,146	19.99			6,238,515	4.00%	9.67%
2016	0.00%			369,466	18.22			6,732,869	5.10%	14.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.00%	to	0.25%	36,927	18.21	to	17.63	656,398	2.33%	-4.46%	to	-4.70%
2019	0.00%	to	0.25%	60,561	19.06	to	18.50	1,126,573	1.58%	24.37%	to	24.06%
2018	0.00%	to	0.25%	77,118	15.33	to	14.91	1,160,875	2.26%	-11.22%	to	-11.44%
2017	0.00%	to	0.25%	117,265	17.26	to	16.84	2,001,639	1.52%	8.60%	to	8.33%
2016	0.00%	to	0.25%	136,852	15.90	to	15.54	2,163,040	1.69%	12.18%	to	11.90%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%			334,358	55.63			18,600,777	1.49%	16.23%
2019	0.00%			372,542	47.86			17,831,352	1.48%	29.58%
2018	0.00%			431,290	36.94			15,930,312	1.51%	-4.84%
2017	0.00%			468,247	38.82			18,175,344	1.73%	20.85%
2016	0.00%			517,880	32.12			16,634,002	1.58%	16.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.00%	to	0.25%	248,661	34.74	to	33.40	8,381,662	1.55%	5.19%	to	4.93%
2019	0.00%	to	0.25%	293,223	33.02	to	31.84	9,391,133	1.15%	26.35%	to	26.03%
2018	0.00%	to	0.25%	347,426	26.14	to	25.26	8,812,766	0.88%	-12.88%	to	-13.09%
2017	0.00%	to	0.25%	376,155	30.00	to	29.07	10,963,630	0.52%	10.65%	to	10.38%
2016	0.00%	to	0.25%	416,003	27.11	to	26.33	10,975,714	0.81%	30.19%	to	29.86%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.00%			169,810	57.30			9,730,008	1.72%	5.41%
2019	0.00%			184,863	54.36			10,049,137	1.27%	26.72%
2018	0.00%			195,223	42.90			8,374,304	1.12%	-12.69%
2017	0.00%			219,865	49.13			10,801,676	0.73%	10.92%
2016	0.00%			245,509	44.29			10,874,493	1.03%	30.54%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2020	0.00%			26,975	28.53			769,644	3.60%	-0.92%
2019	0.00%			28,545	28.80			821,964	2.00%	12.84%
2018	0.00%			32,259	25.52			823,231	2.91%	-15.27%
2017	0.00%			36,093	30.12			1,087,047	2.78%	17.02%
2016	0.00%			38,500	25.74			990,896	2.16%	7.49%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.00%	to	0.25%	454,905	25.83	to	24.68	11,483,105	3.33%	-1.16%	to	-1.40%
2019	0.00%	to	0.25%	538,139	26.14	to	25.03	13,722,522	1.76%	12.53%	to	12.25%
2018	0.00%	to	0.25%	638,100	23.23	to	22.30	14,431,388	2.90%	-15.44%	to	-15.65%
2017	0.00%	to	0.25%	909,729	27.47	to	26.44	24,380,084	2.61%	16.69%	to	16.40%
2016	0.00%	to	0.25%	1,063,433	23.54	to	22.71	24,424,763	1.95%	7.18%	to	6.91%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
2020	0.00%	to	0.25%	70,551	22.24	to	21.82	1,552,442	0.24%	8.58%	to	8.31%
2019	0.00%	to	0.25%	67,651	20.48	to	20.14	1,369,606	0.46%	24.84%	to	24.53%
2018	0.00%	to	0.25%	75,898	16.41	to	16.18	1,236,798	0.65%	-8.62%	to	-8.85%
2017	0.00%	to	0.25%	32,500	17.95	to	17.75	581,670	0.47%	11.57%	to	11.29%
2016	0.00%	to	0.25%	35,339	16.09	to	15.95	567,983	0.78%	23.20%	to	22.89%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.00%			1,513	15.09			22,824	0.16%	4.11%
2019	0.00%			3,776	14.49			54,713	1.15%	11.94%
2018	0.00%			9,791	12.94			126,739	1.63%	-4.34%
2017	0.00%			2,321	13.53			31,406	0.37%	13.11%
2016	0.00%			1,580	11.96			18,901	0.21%	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)
2020	0.20%			35,712	34.25			1,223,147	0.00%	44.02%
2019	0.20%	to	0.25%	32,955	23.78	to	23.68	783,175	0.00%	33.80%	to	33.73%
2018	0.20%	to	0.25%	33,790	17.77	to	17.71	600,157	0.00%	-4.53%	to	-4.58%
2017	0.00%	to	0.25%	102,495	18.87	to	18.56	1,906,588	0.00%	26.92%	to	26.60%
2016	0.00%	to	0.25%	85,501	14.87	to	14.66	1,254,544	0.00%	1.42%	to	1.17%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2020	0.10%	to	0.25%	185,335	54.40	to	52.92	9,860,309	0.61%	8.29%	to	8.13%
2019	0.10%	to	0.25%	223,376	50.23	to	48.94	10,968,798	0.75%	31.40%	to	31.20%
2018	0.20%	to	0.25%	274,092	37.61	to	37.30	10,233,403	1.20%	-10.64%	to	-10.68%
2017	0.20%	to	0.25%	332,513	42.09	to	41.77	13,897,514	0.56%	10.85%	to	10.79%
2016	0.20%	to	0.25%	646,194	37.97	to	37.70	24,384,347	0.95%	13.30%	to	13.25%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.00%			900	11.02			9,917	2.37%	6.72%
2019	0.00%			406	10.33			4,192	3.36%	8.82%			****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.00%			52,824	11.77			621,617	1.42%	7.39%
2019	0.00%			37,683	10.96			412,933	2.25%	5.01%
2018	0.00%			38,194	10.43			398,553	0.00%	-5.07%
2017	0.00%			20,603	10.99			226,485	0.00%	3.67%
2016	0.00%			50,046	10.60			530,647	0.11%	-0.48%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.00%			75,118	38.01			2,855,589	0.07%	42.35%
2019	0.00%			54,996	26.70			1,468,639	0.00%	36.76%
2018	0.00%			61,953	19.53			1,209,767	0.00%	-3.62%
2017	0.00%			65,426	20.26			1,325,620	0.08%	27.34%
2016	0.00%			69,572	15.91			1,106,971	0.00%	2.27%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2020	0.00%	to	0.25%	230,665	25.20	to	24.54	5,718,508	2.20%	2.09%	to	1.84%
2019	0.10%	to	0.25%	222,627	24.44	to	24.09	8,260,525	1.86%	25.07%	to	24.88%
2018	0.20%	to	0.25%	367,294	19.38	to	19.29	7,099,347	1.88%	-13.56%	to	-13.60%
2017	0.20%	to	0.25%	318,551	22.42	to	22.33	7,122,459	1.56%	14.09%	to	14.03%
2016	0.00%	to	0.25%	298,376	19.91	to	19.58	5,846,925	1.13%	19.69%	to	19.40%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2020	0.10%			-	30.16			-	0.01%	5.35%
2019	0.10%			1,339	28.63			38,310	0.22%	30.48%
2018	0.25%			1,704	21.41			36,487	0.31%	-19.38%
2017	0.25%			1,935	26.56			51,393	0.01%	17.14%
2016	0.25%			21	22.67			476	0.09%	18.04%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2020	0.00%	to	0.25%	68,273	17.75	to	17.29	1,187,481	4.28%	3.32%	to	3.06%
2019	0.00%	to	0.25%	91,988	17.18	to	16.77	1,552,073	2.47%	13.51%	to	13.22%
2018	0.00%	to	0.25%	397,389	15.14	to	14.81	5,910,249	3.25%	-3.35%	to	-3.59%
2017	0.00%	to	0.25%	960,467	15.66	to	15.37	14,806,926	3.97%	6.30%	to	6.03%
2016	0.00%	to	0.25%	985,388	14.73	to	14.49	14,318,218	4.22%	11.21%	to	10.94%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2020	0.00%	to	0.25%	1,050,203	36.14	to	34.66	36,676,103	2.39%	14.00%	to	13.71%
2019	0.00%	to	0.25%	1,085,856	31.70	to	30.48	33,318,795	1.52%	28.57%	to	28.25%
2018	0.00%	to	0.25%	1,205,012	24.65	to	23.77	28,797,374	1.93%	-14.98%	to	-15.19%
2017	0.00%	to	0.25%	1,799,609	29.00	to	28.02	50,704,064	1.47%	23.00%	to	22.70%
2016	0.00%	to	0.25%	1,875,898	23.57	to	22.84	43,042,681	1.41%	-0.45%	to	-0.70%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	0.00%	to	0.20%	8,546	30.63	to	29.69	260,436	0.65%	9.25%	to	9.03%
2019	0.00%	to	0.20%	10,468	28.03	to	27.23	290,163	0.51%	25.28%	to	25.03%
2018	0.00%	to	0.20%	10,244	22.38	to	21.78	226,768	0.50%	-11.35%	to	-11.53%
2017	0.00%	to	0.25%	14,053	25.24	to	24.51	349,319	0.54%	14.92%	to	14.63%
2016	0.00%	to	0.25%	15,984	21.97	to	21.38	345,514	0.09%	13.43%	to	13.15%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2020	0.25%			8,323	17.30			144,020	0.35%	26.93%
2019	0.25%			11,678	13.63			159,206	0.00%	26.28%
2018	0.25%			20,724	10.80			223,728	0.00%	-15.29%
2017	0.25%			23,971	12.74			305,502	0.00%	13.77%
2016	0.20%	to	0.25%	23,157	11.22	to	11.20	259,411	0.00%	11.84%	to	11.79%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.00%			117,013	14.45			1,690,768	7.96%	10.22%
2019	0.00%			136,958	13.11			1,795,386	0.00%	15.21%
2018	0.00%			110,056	11.38			1,252,304	1.50%	-6.46%
2017	0.00%			122,601	12.16			1,491,397	3.90%	10.16%
2016	0.00%			134,610	11.04			1,486,483	0.47%	11.64%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.00%	to	0.25%	860,217	63.41	to	33.81	49,039,303	0.04%	48.27%	to	40.34%
2019	0.00%	to	0.25%	807,590	45.07	to	24.09	32,594,706	0.00%	39.36%	to	39.01%
2018	0.00%	to	0.25%	890,299	32.34	to	17.33	25,324,233	0.00%	-6.08%	to	-6.32%
2017	0.00%	to	0.25%	969,936	34.44	to	18.50	29,027,594	0.03%	28.79%	to	28.47%
2016	0.00%	to	0.25%	1,041,368	26.74	to	14.40	24,141,291	0.00%	2.33%	to	2.08%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	to	0.25%	959,868	43.72	to	36.54	40,345,310	1.51%	13.94%	to	13.66%
2019	0.00%	to	0.25%	1,029,257	38.37	to	32.15	38,038,196	1.06%	32.08%	to	31.75%
2018	0.00%	to	0.25%	1,096,146	29.05	to	24.40	30,729,296	1.15%	-7.89%	to	-8.12%
2017	0.00%	to	0.25%	1,214,032	31.54	to	26.56	37,021,362	1.26%	16.91%	to	16.62%
2016	0.00%	to	0.25%	1,255,013	26.98	to	22.78	32,835,661	1.10%	11.62%	to	11.34%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2020	0.00%	to	0.25%	332,659	66.60	to	37.32	12,974,325	0.00%	36.59%	to	36.25%
2019	0.00%	to	0.25%	340,202	48.76	to	27.39	9,571,947	0.06%	36.20%	to	35.86%
2018	0.00%	to	0.25%	477,720	35.80	to	20.16	9,662,970	0.32%	-5.73%	to	-5.97%
2017	0.00%	to	0.25%	512,531	37.98	to	21.44	11,032,892	0.23%	26.83%	to	26.52%
2016	0.00%	to	0.25%	604,021	29.94	to	16.95	10,273,193	0.42%	-2.20%	to	-2.45%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.00%	to	0.25%	2,117,816	46.72	to	44.36	96,810,105	0.70%	27.64%	to	27.32%
2019	0.00%	to	0.25%	2,419,546	36.60	to	34.84	86,447,242	0.89%	31.79%	to	31.46%
2018	0.00%	to	0.25%	2,649,183	27.77	to	26.51	71,823,770	0.99%	-13.18%	to	-13.40%
2017	0.00%	to	0.25%	2,846,007	31.99	to	30.61	88,981,251	0.94%	36.66%	to	36.32%
2016	0.00%	to	0.25%	3,013,243	23.41	to	22.45	69,044,951	1.05%	0.08%	to	-0.17%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.00%	to	0.25%	1,303,519	17.30	to	16.97	22,248,163	0.96%	21.50%	to	21.20%
2019	0.00%	to	0.25%	1,248,270	14.24	to	14.00	17,557,908	0.99%	28.60%	to	28.28%
2018	0.00%	to	0.25%	1,421,451	11.07	to	10.91	15,573,441	0.89%	-19.42%	to	-19.62%
2017	0.00%	to	0.25%	1,611,171	13.74	to	13.58	21,945,501	1.45%	26.29%	to	25.98%
2016	0.00%	to	0.25%	1,248,548	10.88	to	10.78	13,484,747	1.14%	-2.12%	to	-2.36%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.00%			1,127,112	16.59			18,694,534	5.68%	3.40%
2019	0.00%			1,229,876	16.04			19,728,063	3.76%	10.80%
2018	0.00%			1,262,443	14.48			18,276,030	4.98%	-4.40%
2017	0.00%			1,257,556	15.14			19,042,650	2.28%	6.27%
2016	0.00%			1,230,121	14.25			17,527,847	4.88%	6.53%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.00%	to	0.25%	117,121	68.39	to	65.44	7,984,207	0.64%	19.93%	to	19.63%
2019	0.00%	to	0.25%	125,648	57.03	to	54.70	7,156,183	0.19%	26.47%	to	26.15%
2018	0.00%	to	0.25%	140,428	45.09	to	43.36	6,331,950	0.33%	-10.32%	to	-10.55%
2017	0.00%	to	0.25%	148,226	50.28	to	48.47	7,452,901	0.86%	14.16%	to	13.87%
2016	0.00%			160,970	44.05			7,090,228	0.52%	18.05%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.00%	to	0.25%	337,483	20.74	to	20.06	6,983,459	2.05%	13.88%	to	13.59%
2019	0.00%	to	0.25%	359,396	18.21	to	17.66	6,529,086	2.08%	21.78%	to	21.47%
2018	0.00%	to	0.25%	392,480	14.95	to	14.54	5,852,085	1.77%	-5.44%	to	-5.68%
2017	0.00%	to	0.25%	476,572	15.81	to	15.41	7,507,042	1.53%	18.27%	to	17.98%
2016	0.00%	to	0.25%	572,683	13.37	to	13.07	7,622,325	0.56%	-2.57%	to	-2.81%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	0.00%	to	0.25%	77,822	63.55	to	61.11	4,866,442	0.00%	30.55%	to	30.22%
2019	0.00%	to	0.25%	87,159	48.68	to	46.93	4,180,839	0.00%	36.59%	to	36.24%
2018	0.00%	to	0.25%	73,043	35.64	to	34.44	2,564,432	0.05%	2.28%	to	2.03%
2017	0.00%	to	0.25%	465,216	34.85	to	33.76	15,991,759	0.24%	29.34%	to	29.02%
2016	0.00%	to	0.25%	615,761	26.94	to	26.17	16,376,320	0.03%	1.22%	to	0.97%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.00%	to	0.25%	900,221	16.43	to	16.08	14,536,361	7.41%	6.03%	to	5.76%
2019	0.00%	to	0.25%	1,104,637	15.49	to	15.20	16,856,499	6.24%	11.19%	to	10.91%
2018	0.00%	to	0.25%	985,689	13.94	to	13.70	13,556,304	9.55%	-2.11%	to	-2.36%
2017	0.00%	to	0.25%	2,901,171	14.24	to	14.04	40,979,338	5.48%	6.68%	to	6.41%
2016	0.00%	to	0.25%	2,885,082	13.34	to	13.19	38,252,688	7.49%	16.19%	to	15.90%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.00%	to	0.25%	172,147	37.10	to	36.30	6,307,315	0.00%	49.00%	to	48.63%
2019	0.00%	to	0.25%	209,954	24.90	to	24.43	5,160,978	0.00%	37.94%	to	37.60%
2018	0.00%	to	0.25%	214,776	18.05	to	17.75	3,832,763	0.00%	-0.06%	to	-0.31%
2017	0.00%	to	0.25%	237,680	18.06	to	17.81	4,246,448	0.00%	26.89%	to	26.58%
2016	0.00%	to	0.25%	297,974	14.23	to	14.07	4,199,956	0.00%	6.12%	to	5.85%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	0.00%	to	0.25%	217,442	27.23	to	26.18	5,811,124	1.68%	-3.13%	to	-3.37%
2019	0.00%	to	0.25%	258,676	28.10	to	27.09	7,127,575	1.59%	24.43%	to	24.12%
2018	0.00%	to	0.25%	284,575	22.59	to	21.83	6,297,398	1.69%	-5.57%	to	-5.81%
2017	0.00%	to	0.25%	315,454	23.92	to	23.17	7,430,087	1.29%	5.39%	to	5.12%
2016	0.00%	to	0.25%	390,460	22.70	to	22.04	8,724,567	1.05%	4.26%	to	4.01%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	0.00%	to	0.25%	184,422	52.94	to	51.22	9,705,505	0.00%	35.36%	to	35.02%
2019	0.00%	to	0.25%	229,430	39.11	to	37.93	8,891,601	0.00%	49.48%	to	49.11%
2018	0.00%	to	0.25%	220,024	26.16	to	25.44	5,707,888	0.00%	-5.23%	to	-5.47%
2017	0.00%	to	0.25%	581,218	27.61	to	26.91	15,816,783	0.00%	32.12%	to	31.79%
2016	0.00%	to	0.25%	651,961	20.90	to	20.42	13,447,888	0.00%	1.54%	to	1.29%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.00%	to	0.25%	1,118,044	41.85	to	40.15	45,332,340	1.50%	0.37%	to	0.12%
2019	0.00%	to	0.25%	1,104,013	41.70	to	40.10	44,615,791	1.58%	26.76%	to	26.44%
2018	0.00%	to	0.25%	1,180,431	32.90	to	31.71	37,660,658	0.98%	-11.84%	to	-12.06%
2017	0.00%	to	0.25%	1,224,199	37.31	to	36.06	44,377,807	0.81%	13.76%	to	13.48%
2016	0.00%	to	0.25%	1,056,953	32.80	to	31.78	33,768,491	0.66%	14.69%	to	14.41%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2020	0.00%	to	0.25%	33,534	16.03	to	15.80	531,195	1.01%	13.69%	to	13.40%
2019	0.00%	to	0.25%	42,359	14.10	to	13.93	592,986	0.38%	24.58%	to	24.27%
2018	0.00%	to	0.25%	37,754	11.32	to	11.21	425,088	0.39%	-11.93%	to	-12.15%
2017	0.00%	to	0.25%	20,047	12.85	to	12.76	255,955	0.30%	15.23%	to	14.94%
2016	0.25%			9,466	11.10			105,109	0.47%	19.91%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.00%	to	0.25%	940,674	47.74	to	45.60	43,662,093	1.53%	14.03%	to	13.74%
2019	0.00%	to	0.25%	943,328	41.86	to	40.09	38,433,046	1.67%	22.27%	to	21.97%
2018	0.00%	to	0.25%	903,670	34.24	to	32.87	30,123,577	1.77%	0.43%	to	0.18%
2017	0.00%	to	0.25%	983,001	34.09	to	32.81	32,650,861	1.40%	18.13%	to	17.84%
2016	0.00%	to	0.25%	1,000,252	28.86	to	27.84	28,132,139	1.98%	4.32%	to	4.06%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.00%	to	0.25%	1,268,443	52.41	to	49.73	65,981,390	0.16%	39.03%	to	38.69%
2019	0.00%	to	0.25%	1,418,018	37.69	to	35.86	52,988,344	0.02%	36.85%	to	36.51%
2018	0.00%	to	0.25%	1,660,305	27.54	to	26.27	45,182,808	1.23%	1.72%	to	1.46%
2017	0.00%	to	0.25%	1,807,599	27.08	to	25.89	48,354,785	0.00%	29.99%	to	29.67%
2016	0.00%	to	0.25%	1,996,099	20.83	to	19.97	41,096,683	0.88%	1.94%	to	1.69%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2020	0.00%			132,469	18.73			2,481,780	0.07%	19.47%
2019	0.00%			154,605	15.68			2,424,377	0.21%	35.49%
2018	0.00%			118,018	11.57			1,365,946	0.28%	-0.41%
2017	0.00%			59,840	11.62			695,474	0.03%	16.22%			****
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.00%	to	0.25%	587,623	12.68	to	12.48	7,388,807	2.44%	10.25%	to	9.98%
2019	0.00%	to	0.25%	628,541	11.50	to	11.35	7,178,288	2.94%	9.28%	to	9.00%
2018	0.00%	to	0.25%	658,022	10.53	to	10.41	6,885,159	2.84%	-1.29%	to	-1.53%
2017	0.00%	to	0.25%	590,048	10.66	to	10.58	6,253,498	2.47%	3.35%	to	3.10%
2016	0.00%	to	0.25%	1,347,630	10.32	to	10.26	13,834,191	2.43%	2.22%	to	1.97%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.00%	to	0.25%	1,262,083	35.21	to	33.42	44,019,614	0.00%	50.73%	to	50.35%
2019	0.00%	to	0.25%	1,245,624	23.36	to	22.23	28,876,527	0.43%	44.82%	to	44.46%
2018	0.00%	to	0.25%	1,466,235	16.13	to	15.39	23,412,937	1.05%	0.91%	to	0.66%
2017	0.00%	to	0.25%	1,474,567	15.99	to	15.29	23,375,459	0.44%	44.91%	to	44.55%
2016	0.00%	to	0.25%	1,367,724	11.03	to	10.57	14,991,999	0.09%	13.85%	to	13.57%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.00%	to	0.25%	1,133,790	21.25	to	20.16	23,867,458	1.22%	16.02%	to	15.73%
2019	0.00%	to	0.25%	1,200,849	18.31	to	17.42	21,781,509	1.84%	26.71%	to	26.39%
2018	0.00%	to	0.25%	1,298,483	14.45	to	13.78	18,565,042	1.66%	-15.14%	to	-15.35%
2017	0.00%	to	0.25%	1,399,934	17.03	to	16.28	23,603,457	1.58%	30.80%	to	30.48%
2016	0.00%	to	0.25%	1,506,768	13.02	to	12.48	19,431,410	5.11%	-6.71%	to	-6.94%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.00%	to	0.25%	1,928,138	21.94	to	21.69	41,970,299	0.00%	19.18%	to	18.89%
2019	0.00%	to	0.25%	1,803,875	18.41	to	18.24	33,015,545	0.05%	35.16%	to	34.82%
2018	0.00%	to	0.25%	1,614,203	13.62	to	13.53	21,901,072	0.13%	-0.66%	to	-0.91%
2017	0.00%	to	0.25%	1,484,183	13.71	to	13.66	20,303,080	0.74%	27.09%	to	26.77%
2016	0.00%	to	0.25%	457,212	10.79	to	10.77	4,926,666	0.40%	7.90%	to	7.72%	****
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (JAMVS)
2020	0.20%	to	0.25%	38,491	21.68	to	21.56	834,228	1.06%	-1.41%	to	-1.46%
2019	0.20%	to	0.25%	40,695	21.99	to	21.88	894,638	1.46%	29.79%	to	29.72%
2018	0.20%	to	0.25%	53,472	16.94	to	16.87	905,705	0.83%	-13.99%	to	-14.04%
2017	0.20%	to	0.25%	80,340	19.70	to	19.62	1,582,383	0.65%	13.40%	to	13.35%
2016	0.00%	to	0.25%	82,367	17.60	to	17.31	1,432,096	0.82%	18.76%	to	18.47%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.00%	to	0.25%	1,040,798	12.60	to	12.27	12,882,704	2.51%	-1.27%	to	-1.52%
2019	0.00%	to	0.25%	1,217,379	12.76	to	12.46	15,279,275	0.79%	18.14%	to	17.85%
2018	0.00%	to	0.25%	2,023,340	10.80	to	10.57	21,507,124	1.42%	-18.56%	to	-18.76%
2017	0.00%	to	0.25%	3,009,423	13.27	to	13.01	39,329,049	1.77%	27.82%	to	27.51%
2016	0.00%	to	0.25%	3,028,245	10.38	to	10.21	31,006,169	1.04%	20.78%	to	20.48%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2020	0.00%	to	0.25%	625,712	45.95	to	44.45	28,098,311	0.00%	43.26%	to	42.90%
2019	0.00%	to	0.25%	652,734	32.07	to	31.10	20,470,815	0.00%	26.87%	to	26.56%
2018	0.00%	to	0.25%	717,325	25.28	to	24.58	17,759,007	0.00%	3.44%	to	3.18%
2017	0.00%	to	0.25%	602,145	24.44	to	23.82	14,408,860	0.00%	24.26%	to	23.96%
2016	0.00%	to	0.25%	634,718	19.67	to	19.22	12,235,290	0.00%	5.80%	to	5.54%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2020	0.10%	to	0.25%	82,684	83.04	to	80.79	6,747,501	0.00%	33.95%	to	33.75%
2019	0.10%	to	0.25%	103,709	61.99	to	60.40	6,323,881	0.00%	36.25%	to	36.04%
2018	0.20%	to	0.25%	138,622	44.76	to	44.40	6,172,909	0.00%	-4.13%	to	-4.17%
2017	0.00%	to	0.25%	148,839	48.14	to	46.33	6,920,191	0.00%	27.24%	to	26.92%
2016	0.00%	to	0.25%	151,250	37.84	to	36.51	5,538,114	0.42%	5.57%	to	5.31%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2020	0.00%	to	0.25%	302,161	14.24	to	14.00	4,246,211	3.85%	7.30%	to	7.04%
2019	0.00%	to	0.25%	313,730	13.27	to	13.08	4,106,436	4.58%	13.35%	to	13.07%
2018	0.00%	to	0.25%	260,383	11.71	to	11.57	3,013,495	4.66%	-4.02%	to	-4.26%
2017	0.00%	to	0.25%	248,802	12.20	to	12.09	3,007,551	4.42%	9.21%	to	8.94%
2016	0.20%	to	0.25%	226,991	11.11	to	11.09	2,518,441	5.09%	11.91%	to	11.85%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2020	0.10%			43	24.67			1,061	0.17%	2.39%
2019	0.00%	to	0.25%	491	24.45	to	23.57	11,919	0.97%	22.64%	to	22.34%
2018	0.00%	to	0.25%	467	19.94	to	19.27	9,231	0.67%	-15.04%	to	-15.25%
2017	0.00%	to	0.25%	497	23.46	to	22.73	11,571	0.25%	6.83%	to	6.56%
2016	0.00%	to	0.25%	5,533	21.96	to	21.33	118,289	0.51%	16.39%	to	16.10%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.00%	to	0.25%	2,143,345	11.37	to	11.24	24,171,910	2.93%	3.13%	to	2.87%
2019	0.00%	to	0.25%	1,956,169	11.03	to	10.93	21,417,644	3.53%	5.06%	to	4.79%
2018	0.00%	to	0.25%	1,808,605	10.50	to	10.43	18,872,525	3.81%	1.15%	to	0.90%
2017	0.20%	to	0.25%	1,393,388	10.35	to	10.34	14,405,924	3.55%	1.99%	to	1.93%
2016	0.20%	to	0.25%	1,181,419	10.14			11,980,773	4.09%	1.44%	to	1.40%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.00%	to	0.25%	3,073,147	12.26	to	12.09	37,251,155	2.53%	7.43%	to	7.16%
2019	0.00%	to	0.25%	2,753,771	11.41	to	11.28	31,140,927	2.97%	8.41%	to	8.14%
2018	0.00%	to	0.25%	2,164,849	10.53	to	10.43	22,624,297	3.23%	-1.03%	to	-1.27%
2017	0.00%	to	0.25%	1,886,225	10.64	to	10.57	19,954,760	3.01%	3.86%	to	3.61%
2016	0.00%	to	0.25%	1,122,526	10.24	to	10.20	11,458,058	3.23%	4.26%	to	4.00%
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class (MNVFRS)
2020	0.20%			3,986	11.15			44,443	0.38%	11.50%			****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2020	0.00%	to	0.25%	81,625	18.10	to	17.98	1,471,978	0.00%	36.12%	to	35.78%
2019	0.00%	to	0.25%	18,803	13.29	to	13.24	249,236	0.00%	38.28%	to	37.93%
2018	0.00%	to	0.25%	17,017	9.61	to	9.60	163,437	0.00%	-3.86%	to	-4.02%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2020	0.00%			63,827	37.44			2,389,820	0.00%	45.89%
2019	0.00%			56,254	25.67			1,443,769	0.00%	41.70%
2018	0.00%			48,699	18.11			882,052	0.00%	-1.48%
2017	0.00%			28,555	18.38			524,942	0.00%	26.65%
2016	0.00%			23,315	14.51			338,410	0.00%	9.05%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.00%	to	0.25%	97,110	36.64	to	35.86	3,526,600	0.00%	45.58%	to	45.22%
2019	0.00%	to	0.25%	32,582	25.17	to	24.69	816,382	0.00%	41.27%	to	40.92%
2018	0.00%	to	0.25%	29,829	17.82	to	17.52	530,286	0.00%	-1.72%	to	-1.96%
2017	0.00%	to	0.25%	32,546	18.13	to	17.87	588,335	0.00%	26.33%	to	26.02%
2016	0.20%	to	0.25%	5,578	14.22	to	14.18	79,121	0.00%	8.58%	to	8.53%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.00%			206,954	23.22			4,805,134	0.46%	22.53%
2019	0.00%			230,941	18.95			4,376,288	0.60%	39.95%
2018	0.00%			229,541	13.54			3,108,024	0.58%	0.81%
2017	0.00%			251,410	13.43			3,376,803	0.65%	28.42%
2016	0.00%			271,340	10.46			2,837,846	0.60%	6.08%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	0.00%	to	0.25%	2,635,490	14.33	to	14.12	37,528,717	0.21%	12.71%	to	12.43%
2019	0.00%	to	0.25%	2,182,472	12.71	to	12.56	27,601,876	0.24%	27.67%	to	27.35%
2018	0.00%	to	0.25%	87,513	9.96	to	9.86	865,005	1.28%	-14.32%	to	-14.53%
2017	0.00%	to	0.25%	140,953	11.62	to	11.54	1,628,346	1.07%	27.90%	to	27.58%
2016	0.20%	to	0.25%	287,386	9.05			2,599,441	1.34%	-1.11%	to	-1.16%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2020	0.00%			1,076	13.78			14,823	0.41%	37.76%			****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	0.00%	to	0.25%	120,414	11.41	to	11.36	1,369,174	1.33%	3.67%	to	3.41%
2019	0.20%	to	0.25%	902	10.99			9,912	0.00%	9.90%	to	9.86%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2020	0.00%	to	0.25%	88,920	19.79	to	19.46	1,738,664	1.11%	15.06%	to	14.77%
2019	0.00%	to	0.25%	144,468	17.20	to	16.96	2,454,672	1.32%	28.87%	to	28.55%
2018	0.20%	to	0.25%	173,610	13.22	to	13.19	2,291,750	1.32%	-8.17%	to	-8.22%
2017	0.20%	to	0.25%	69,728	14.40	to	14.37	1,002,295	1.31%	20.23%	to	20.17%
2016	0.20%	to	0.25%	56,347	11.98	to	11.96	673,978	1.20%	7.96%	to	7.91%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.00%			209,472	51.20			10,724,980	1.59%	3.48%
2019	0.00%			230,589	49.48			11,409,669	2.10%	29.80%
2018	0.00%			262,410	38.12			10,003,144	1.49%	-10.09%
2017	0.00%			318,782	42.40			13,515,237	1.92%	17.65%
2016	0.00%			332,771	36.04			11,991,713	2.16%	14.09%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.00%	to	0.25%	4,050,767	24.60	to	23.80	97,058,379	1.31%	3.22%	to	2.96%
2019	0.00%	to	0.25%	3,683,177	23.83	to	23.11	85,548,086	1.87%	29.51%	to	29.18%
2018	0.00%	to	0.25%	4,057,097	18.40	to	17.89	72,846,194	1.32%	-10.36%	to	-10.58%
2017	0.00%	to	0.25%	4,097,326	20.53	to	20.01	82,242,780	1.81%	17.35%	to	17.06%
2016	0.00%	to	0.25%	3,786,227	17.49	to	17.09	64,920,421	2.00%	13.78%	to	13.49%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2020	0.00%			23,851	12.70			302,884	1.73%	15.84%
2019	0.00%			11,023	10.96			120,843	0.40%	9.63%			****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.00%	to	0.25%	2,828,148	40.23	to	39.08	111,199,442	0.78%	20.21%	to	19.91%
2019	0.00%	to	0.25%	3,016,906	33.47	to	32.59	98,737,788	1.50%	25.65%	to	25.34%
2018	0.00%	to	0.25%	3,148,318	26.64	to	26.00	82,138,111	0.86%	-9.72%	to	-9.95%
2017	0.00%	to	0.25%	3,580,987	29.51	to	28.87	103,804,494	1.35%	26.82%	to	26.50%
2016	0.00%	to	0.25%	3,598,366	23.27	to	22.83	82,415,948	1.15%	3.84%	to	3.58%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	0.00%	to	0.25%	298,146	12.03	to	11.92	3,561,325	2.76%	8.17%	to	7.90%
2019	0.25%			109,591	11.04			1,210,363	1.84%	9.65%
2018	0.25%			23,116	10.07			232,843	2.90%	-1.58%
2017	0.25%			9,484	10.23			97,060	0.00%	2.34%			****
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.00%	to	0.25%	174,553	44.88	to	42.72	7,877,711	4.42%	5.55%	to	5.28%
2019	0.00%	to	0.25%	192,075	42.52	to	40.58	8,154,321	5.29%	14.25%	to	13.97%
2018	0.00%	to	0.25%	207,015	37.22	to	35.61	7,571,021	7.47%	-6.94%	to	-7.18%
2017	0.00%	to	0.25%	524,587	39.99	to	38.36	24,398,279	5.49%	9.71%	to	9.44%
2016	0.00%	to	0.25%	507,033	36.45	to	35.05	21,693,860	6.88%	10.55%	to	10.28%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
2020	0.00%	to	0.25%	129,598	88.53	to	85.65	11,234,029	0.00%	117.31%	to	116.77%
2019	0.00%	to	0.25%	105,709	40.74	to	39.51	4,212,977	0.00%	31.81%	to	31.48%
2018	0.00%	to	0.25%	70,519	30.91	to	30.05	2,142,311	0.00%	7.54%	to	7.27%
2017	0.00%	to	0.25%	91,342	28.74	to	28.02	2,577,089	0.00%	43.15%	to	42.79%
2016	0.00%	to	0.25%	81,298	20.08	to	19.62	1,601,538	0.00%	-1.64%	to	-1.88%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.00%			123,213	21.24			2,616,433	2.90%	7.80%
2019	0.00%			115,319	19.70			2,271,641	4.03%	10.88%
2018	0.00%			117,770	17.77			2,092,287	2.53%	-0.65%
2017	0.00%			133,523	17.88			2,387,701	3.17%	6.24%
2016	0.00%			118,983	16.83			2,002,670	2.08%	6.11%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2020	0.00%	to	0.25%	59,566	84.11	to	79.87	4,810,306	0.00%	152.30%	to	151.67%
2019	0.00%	to	0.25%	73,374	33.34	to	31.74	2,355,735	0.00%	40.11%	to	39.76%
2018	0.00%	to	0.25%	168,880	23.79	to	22.71	3,847,166	0.00%	10.65%	to	10.37%
2017	0.00%	to	0.25%	229,681	21.50	to	20.58	4,737,853	0.00%	38.76%	to	38.42%
2016	0.00%	to	0.25%	372,666	15.50	to	14.86	5,557,051	0.00%	-8.78%	to	-9.01%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2020	0.00%	to	0.25%	95,339	51.76	to	47.71	5,211,568	2.41%	-16.85%	to	-17.06%
2019	0.00%	to	0.25%	160,729	62.25	to	57.53	10,593,341	1.85%	18.94%	to	18.64%
2018	0.10%	to	0.25%	174,180	52.34	to	48.49	9,200,872	2.83%	-7.71%	to	-7.95%
2017	0.10%	to	0.25%	288,035	66.09	to	52.67	16,012,798	1.53%	3.01%	to	2.85%
2016	0.10%	to	0.25%	338,494	64.16	to	51.21	18,264,129	1.38%	6.71%	to	6.55%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.00%	to	0.25%	394,939	11.90	to	11.52	4,579,745	4.58%	-14.85%	to	-15.06%
2019	0.00%	to	0.25%	421,903	13.98	to	13.56	5,747,394	2.42%	18.06%	to	17.76%
2018	0.00%	to	0.25%	449,700	11.84	to	11.51	5,193,412	3.12%	-8.20%	to	-8.43%
2017	0.00%	to	0.25%	395,703	12.90	to	12.57	4,985,540	2.33%	9.71%	to	9.43%
2016	0.00%	to	0.25%	422,599	11.76	to	11.49	4,870,267	1.40%	3.12%	to	2.86%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.00%			13,280	11.26			149,535	2.25%	3.74%
2019	0.00%			12,047	10.85			130,758	5.61%	6.59%
2018	0.00%			252	10.18			2,566	2.69%	1.83%			****
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.00%	to	0.10%	407,494	37.49	to	30.98	14,694,030	1.79%	3.63%	to	3.53%
2019	0.00%	to	0.10%	419,411	36.18	to	29.93	14,598,789	1.84%	27.31%	to	27.18%
2018	0.00%	to	0.25%	432,609	28.41	to	22.80	11,875,575	1.82%	-7.26%	to	-7.49%
2017	0.00%	to	0.25%	422,158	30.64	to	24.65	12,592,208	3.11%	18.00%	to	17.70%
2016	0.00%	to	0.25%	449,740	25.97	to	20.94	11,423,040	2.70%	17.89%	to	17.59%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.00%	to	0.25%	5,067,964	25.53	to	20.67	115,933,592	2.07%	6.08%	to	5.82%
2019	0.00%	to	0.25%	6,370,399	24.07	to	19.53	137,541,891	2.47%	6.27%	to	6.00%
2018	0.00%	to	0.25%	3,491,610	22.65	to	18.43	70,324,102	2.63%	-0.05%	to	-0.30%
2017	0.00%	to	0.25%	2,620,662	22.66	to	18.48	52,579,295	2.14%	2.08%	to	1.83%
2016	0.00%	to	0.25%	2,681,148	22.20	to	18.15	53,132,962	1.93%	0.74%	to	0.49%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.00%	to	0.25%	390,436	37.72	to	35.86	14,598,254	1.91%	13.30%	to	13.02%
2019	0.00%	to	0.25%	459,444	33.29	to	31.73	15,137,344	2.40%	22.95%	to	22.64%
2018	0.00%	to	0.25%	532,915	27.08	to	25.87	14,229,176	0.68%	-17.42%	to	-17.62%
2017	0.00%	to	0.25%	564,747	32.79	to	31.40	18,301,969	1.42%	41.50%	to	41.15%
2016	0.00%	to	0.25%	533,999	23.17	to	22.25	12,233,957	0.82%	7.72%	to	7.45%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.00%	to	0.25%	742,550	22.69	to	21.57	16,641,951	1.15%	7.95%	to	7.68%
2019	0.00%	to	0.25%	882,785	21.02	to	20.03	18,303,355	2.57%	19.12%	to	18.82%
2018	0.00%	to	0.25%	959,672	17.65	to	16.86	16,670,300	2.05%	-14.53%	to	-14.75%
2017	0.00%	to	0.25%	945,696	20.65	to	19.78	19,235,070	1.80%	27.45%	to	27.13%
2016	0.00%	to	0.25%	1,036,347	16.20	to	15.55	16,611,416	2.14%	0.87%	to	0.62%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.00%			464,253	26.94			12,507,621	1.56%	12.00%
2019	0.00%			562,207	24.06			13,524,090	1.66%	20.78%
2018	0.00%			565,512	19.92			11,262,919	1.19%	-4.98%
2017	0.00%			597,989	20.96			12,533,765	1.14%	15.79%
2016	0.00%			511,729	18.10			9,262,950	1.92%	9.00%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.00%			121,550	16.42			1,996,303	2.44%	9.21%
2019	0.00%			117,649	15.04			1,769,359	1.93%	8.98%
2018	0.00%			109,099	13.80			1,505,534	2.41%	-1.07%
2017	0.00%			93,773	13.95			1,308,080	1.22%	3.21%
2016	0.00%			101,604	13.52			1,373,217	2.37%	2.65%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.00%			286,326	38.57			11,043,235	0.65%	29.93%
2019	0.00%			315,449	29.68			9,363,899	0.65%	34.78%
2018	0.00%			360,690	22.02			7,944,061	0.23%	-9.42%
2017	0.00%			374,171	24.32			9,098,183	0.70%	30.97%
2016	0.00%			393,395	18.57			7,303,931	1.45%	0.19%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.00%			174,770	28.37			4,957,599	1.61%	13.08%
2019	0.00%			192,818	25.09			4,836,973	1.34%	25.67%
2018	0.00%			192,213	19.96			3,836,977	1.02%	-2.18%
2017	0.00%			187,941	20.41			3,835,490	1.40%	21.93%
2016	0.00%			195,828	16.74			3,277,768	1.12%	11.09%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.00%			401,826	48.38			19,440,206	0.69%	51.49%
2019	0.00%			400,269	31.93			12,782,566	0.34%	30.29%
2018	0.00%			456,682	24.51			11,193,967	0.31%	-0.66%
2017	0.00%			481,969	24.67			11,891,807	0.31%	27.80%
2016	0.00%			505,916	19.31			9,767,654	0.22%	9.06%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.00%	to	0.25%	3,367,702	35.08	to	33.46	116,794,221	0.22%	12.33%	to	12.05%
2019	0.00%	to	0.25%	3,434,675	31.23	to	29.86	106,181,074	2.12%	21.83%	to	21.52%
2018	0.00%	to	0.25%	3,530,534	25.64	to	24.57	89,703,320	1.62%	-7.73%	to	-7.96%
2017	0.00%	to	0.25%	3,649,477	27.78	to	26.70	100,601,959	1.65%	16.68%	to	16.39%
2016	0.00%	to	0.25%	3,657,818	23.81	to	22.94	86,550,055	1.78%	8.48%	to	8.21%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.00%	to	0.25%	908,828	25.99	to	24.79	23,247,069	0.14%	8.55%	to	8.28%
2019	0.00%	to	0.25%	920,683	23.94	to	22.89	21,791,562	2.50%	13.48%	to	13.20%
2018	0.00%	to	0.25%	780,720	21.10	to	20.22	16,309,541	1.94%	-3.73%	to	-3.97%
2017	0.00%	to	0.25%	807,105	21.91	to	21.06	17,560,149	1.86%	9.21%	to	8.94%
2016	0.00%	to	0.25%	847,141	20.07	to	19.33	16,894,695	2.02%	5.70%	to	5.44%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.00%			399,563	27.24			10,882,142	2.17%	34.11%
2019	0.00%			324,557	23.04			7,478,746	2.18%	31.16%
2018	0.00%			346,411	17.57			6,086,140	1.78%	-4.62%
2017	0.00%			349,606	18.42			6,439,645	1.82%	21.53%
2016	0.00%			333,583	15.16			5,056,016	2.31%	11.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.00%	to	0.25%	1,229,338	37.45	to	35.72	45,170,734	0.22%	12.82%	to	12.53%
2019	0.00%	to	0.25%	1,302,019	33.20	to	31.74	42,423,465	2.07%	23.73%	to	23.42%
2018	0.00%	to	0.25%	1,291,051	26.83	to	25.72	34,020,063	1.51%	-8.85%	to	-9.08%
2017	0.00%	to	0.25%	1,324,607	29.44	to	28.29	38,390,868	1.77%	18.43%	to	18.13%
2016	0.00%	to	0.25%	940,743	24.86	to	23.95	23,255,440	1.68%	9.47%	to	9.19%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.00%	to	0.25%	804,039	21.29	to	20.31	16,784,610	0.10%	6.71%	to	6.45%
2019	0.00%	to	0.25%	728,384	19.95	to	19.08	14,277,476	2.19%	9.53%	to	9.26%
2018	0.00%	to	0.25%	714,180	18.21	to	17.46	12,796,172	1.98%	-1.80%	to	-2.05%
2017	0.00%	to	0.25%	734,293	18.55	to	17.82	13,438,074	2.07%	5.68%	to	5.42%
2016	0.00%	to	0.25%	799,851	17.55	to	16.91	13,812,389	2.24%	4.26%	to	4.00%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	to	0.25%	2,723,052	30.36	to	28.95	81,778,533	0.14%	10.34%	to	10.07%
2019	0.00%	to	0.25%	2,741,076	27.51	to	26.30	74,720,712	2.15%	17.74%	to	17.45%
2018	0.00%	to	0.25%	2,908,368	23.36	to	22.40	67,402,444	1.92%	-5.68%	to	-5.92%
2017	0.00%	to	0.25%	2,859,045	24.77	to	23.80	70,381,426	1.81%	12.93%	to	12.65%
2016	0.00%	to	0.25%	2,881,380	21.94	to	21.13	62,909,448	1.83%	7.14%	to	6.88%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.00%			301,847	13.04			3,935,044	2.48%	7.34%
2019	0.00%			249,031	12.15			3,024,582	3.42%	21.42%
2018	0.00%			230,301	10.00			2,303,744	2.48%	-13.90%
2017	0.00%			232,560	11.62			2,701,863	2.67%	24.56%
2016	0.00%	to	0.25%	247,534	9.33	to	9.10	2,308,841	2.46%	0.75%	to	0.50%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.00%	to	0.25%	608,701	36.85	to	36.05	22,064,177	5.31%	6.02%	to	5.75%
2019	0.00%	to	0.25%	689,566	34.76	to	34.09	23,640,241	5.42%	14.74%	to	14.45%
2018	0.00%	to	0.25%	798,649	30.29	to	29.78	23,884,052	6.16%	-3.00%	to	-3.24%
2017	0.00%	to	0.25%	760,714	31.23	to	30.78	23,508,545	5.56%	6.76%	to	6.49%
2016	0.00%	to	0.25%	764,369	29.25	to	28.90	22,163,019	5.76%	14.16%	to	13.87%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2020	0.00%			1,075	14.24			15,308	0.11%	6.59%
2019	0.00%			1,464	13.36			19,559	1.95%	15.52%
2018	0.00%			2,366	11.56			27,362	1.96%	-5.82%
2017	0.00%			3,468	12.28			42,586	3.31%	17.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2020	0.00%			628	13.45			8,449	0.13%	4.83%
2019	0.00%			599	12.83			7,688	2.77%	13.37%
2017	0.00%			7	11.96			84	1.18%	14.30%
2016	0.00%			77	10.47			806	12.37%	5.94%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.00%	to	0.25%	1,913,851	83.25	to	55.06	123,638,238	1.19%	13.11%	to	12.83%
2019	0.00%	to	0.25%	2,062,940	73.60	to	48.80	117,003,328	1.37%	25.65%	to	25.34%
2018	0.00%	to	0.25%	2,209,081	58.57	to	38.94	98,969,534	1.32%	-11.38%	to	-11.61%
2017	0.00%	to	0.25%	2,365,493	66.10	to	44.05	120,817,110	1.08%	15.78%	to	15.49%
2016	0.00%	to	0.25%	2,420,022	57.09	to	38.14	107,613,758	1.29%	20.29%	to	19.99%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.00%	to	0.25%	379,111	28.36	to	25.34	10,564,120	3.47%	4.06%	to	3.80%
2019	0.00%	to	0.25%	416,531	27.26	to	24.41	11,150,443	4.93%	9.17%	to	8.90%
2018	0.00%	to	0.25%	456,560	24.97	to	22.42	11,082,366	2.78%	-2.34%	to	-2.59%
2017	0.00%	to	0.25%	481,385	25.57	to	23.01	12,023,718	4.65%	6.33%	to	6.07%
2016	0.00%	to	0.25%	505,737	24.04	to	21.70	11,910,627	3.30%	8.65%	to	8.38%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2020	0.00%			6,632	13.99			92,776	0.94%	7.53%
2019	0.00%			9,171	13.01			119,305	2.87%	15.59%
2018	0.00%			7,902	11.25			88,929	2.72%	-6.79%
2017	0.00%			4,793	12.07			57,867	1.81%	17.98%
2016	0.00%			4,715	10.23			48,251	3.18%	6.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2020	0.00%			1,449	13.27			19,227	0.62%	5.32%
2019	0.00%			385	12.60			4,850	1.59%	14.05%
2017	0.00%			8	11.85			95	1.12%	14.96%
2016	0.00%			78	10.31			804	0.88%	5.74%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.25%			5,403	10.18			55,000	0.45%	1.26%			****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2020	0.00%			76,088	10.26			780,459	0.00%	7.42%			****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.00%			990,802	35.92			35,592,148	1.63%	1.49%
2019	0.00%			1,163,109	35.39			41,167,002	2.68%	26.95%
2018	0.00%			1,267,871	27.88			35,347,777	1.42%	-9.35%
2017	0.00%			1,357,653	30.75			41,754,065	1.69%	8.67%
2016	0.00%			1,455,365	28.30			41,186,313	2.38%	20.44%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.00%	to	0.25%	1,715,353	11.86	to	11.85	20,332,539	1.38%	18.55%	to	18.46%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.00%	to	0.25%	30,603,276	12.57	to	12.36	381,622,725	2.21%	7.20%	to	6.93%
2019	0.00%	to	0.25%	22,483,412	11.72	to	11.56	302,908,062	3.06%	8.40%	to	8.13%
2018	0.00%	to	0.25%	16,799,978	10.81	to	10.69	180,438,802	2.58%	-0.36%	to	-0.61%
2017	0.00%	to	0.25%	16,764,981	10.85	to	10.75	181,026,501	3.00%	3.12%	to	2.86%
2016	0.00%	to	0.25%	9,423,378	10.53	to	10.46	98,726,317	2.31%	2.26%	to	2.01%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.00%			214,351	17.38			3,724,668	3.03%	7.01%
2019	0.00%			160,810	16.24			2,611,223	3.18%	8.94%
2018	0.00%			136,733	14.91			2,038,006	3.51%	-0.42%
2017	0.00%			126,280	14.97			1,890,127	3.21%	4.40%
2016	0.00%			115,114	14.34			1,650,436	3.79%	5.35%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020	0.00%	to	0.25%	207,791	21.55	to	28.56	4,477,882	0.97%	11.67%	to	11.39%
2019	0.00%	to	0.25%	209,609	19.30	to	25.64	4,056,901	2.90%	20.22%	to	19.92%
2018	0.00%	to	0.25%	264,163	16.05	to	21.38	4,249,918	2.03%	-8.04%	to	-8.27%
2017	0.00%	to	0.25%	352,112	17.46	to	23.31	6,176,724	1.63%	16.01%	to	15.72%
2016	0.00%	to	0.25%	414,927	15.05	to	20.14	6,261,130	2.87%	7.32%	to	7.05%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020	0.00%	to	0.25%	251,827	16.90	to	17.52	4,303,945	0.26%	7.69%	to	7.42%
2019	0.00%	to	0.25%	189,973	15.69	to	16.31	2,997,897	3.06%	10.77%	to	10.50%
2018	0.00%	to	0.25%	167,055	14.17	to	14.76	2,377,843	2.02%	-2.51%	to	-2.75%
2017	0.00%	to	0.25%	259,595	14.53	to	15.17	3,788,844	2.12%	6.35%	to	6.09%
2016	0.00%	to	0.25%	290,101	13.66	to	14.30	3,980,590	2.61%	4.81%	to	4.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020	0.00%	to	0.25%	347,046	22.06	to	30.87	7,741,165	1.11%	12.36%	to	12.08%
2019	0.00%	to	0.25%	360,913	19.63	to	27.54	7,167,318	2.97%	22.32%	to	22.02%
2018	0.00%	to	0.25%	383,832	16.05	to	22.57	6,255,071	2.04%	-9.39%	to	-9.62%
2017	0.00%	to	0.25%	445,041	17.71	to	24.97	8,032,341	1.63%	18.16%	to	17.86%
2016	0.00%	to	0.25%	448,324	14.99	to	21.19	6,816,853	2.72%	7.69%	to	7.42%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020	0.00%	to	0.25%	151,817	18.86	to	21.46	2,877,906	0.55%	9.15%	to	8.88%
2019	0.00%	to	0.25%	133,143	17.28	to	19.71	2,325,027	2.90%	14.28%	to	13.99%
2018	0.00%	to	0.25%	152,838	15.12	to	17.29	2,332,907	1.78%	-4.68%	to	-4.92%
2017	0.00%	to	0.25%	266,273	15.87	to	18.19	4,259,683	1.89%	10.08%	to	9.80%
2016	0.00%	to	0.25%	300,175	14.41	to	16.56	4,358,449	2.66%	5.99%	to	5.73%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020	0.00%	to	0.25%	396,875	20.68	to	26.00	8,530,891	0.86%	10.77%	to	10.49%
2019	0.00%	to	0.25%	388,182	18.67	to	23.53	7,459,140	2.94%	18.32%	to	18.03%
2018	0.00%	to	0.25%	375,704	15.78	to	19.94	6,023,849	2.20%	-7.07%	to	-7.30%
2017	0.00%	to	0.25%	380,324	16.98	to	21.51	6,483,856	1.79%	14.05%	to	13.77%
2016	0.00%	to	0.25%	463,170	14.89	to	18.91	6,922,714	2.75%	6.82%	to	6.55%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020	0.00%	to	0.25%	143,568	22.52	to	34.14	3,304,285	1.16%	12.74%	to	12.46%
2019	0.00%	to	0.25%	149,689	19.98	to	30.36	3,045,331	2.84%	24.15%	to	23.84%
2018	0.00%	to	0.25%	190,615	16.09	to	24.51	3,108,220	1.88%	-10.72%	to	-10.95%
2017	0.00%	to	0.25%	256,531	18.03	to	27.53	4,685,958	1.35%	19.99%	to	19.69%
2016	0.00%	to	0.25%	257,360	15.02	to	23.00	3,902,437	2.47%	8.33%	to	8.06%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020	0.00%	to	0.25%	319,255	19.69	to	23.52	6,423,916	0.66%	9.71%	to	9.44%
2019	0.00%	to	0.25%	362,954	17.95	to	21.50	6,599,413	2.84%	16.29%	to	16.00%
2018	0.00%	to	0.25%	391,200	15.44	to	18.53	6,082,785	1.65%	-6.04%	to	-6.28%
2017	0.00%	to	0.25%	1,908,299	16.43	to	19.77	36,270,215	0.60%	12.01%	to	11.73%
2016	0.00%	to	0.25%	10,166,375	14.67	to	17.70	179,948,748	2.76%	6.28%	to	6.02%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.00%			91,064	23.69			2,157,666	0.13%	9.41%
2019	0.00%			88,203	21.66			1,910,205	2.32%	15.34%
2018	0.00%			85,642	18.78			1,608,052	1.94%	-4.85%
2017	0.00%			88,042	19.73			1,737,360	1.86%	11.13%
2016	0.00%			89,591	17.76			1,590,862	1.94%	6.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.00%			27,253	29.45			802,530	0.18%	11.62%
2019	0.00%			30,410	26.38			802,282	2.09%	19.94%
2018	0.00%			32,130	22.00			706,736	1.74%	-6.47%
2017	0.00%			34,138	23.52			802,848	1.66%	14.81%
2016	0.00%			37,033	20.48			758,600	1.87%	7.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2020	0.00%			14,775	10.82			159,917	0.00%	8.24%			****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.00%			22,193	11.32			251,187	1.49%	7.12%
2019	0.00%			11,457	10.57			121,050	1.08%	5.66%			****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.00%			3,002	12.58			37,771	1.68%	15.76%
2019	0.00%			1,703	10.87			18,510	0.58%	8.69%			****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2020	0.00%			98,504	10.72			1,056,414	0.00%	7.25%			****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.00%			16,029	13.17			211,067	0.98%	7.69%
2019	0.00%			16,404	12.23			200,590	2.30%	18.91%
2018	0.00%			18,710	10.28			192,399	1.82%	-14.80%
2017	0.00%			19,184	12.07			231,546	1.53%	27.07%
2016	0.00%			19,769	9.50			187,771	1.93%	0.63%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.00%	to	0.25%	2,414,969	12.96	to	12.75	30,959,979	2.52%	7.53%	to	7.27%
2019	0.00%	to	0.25%	2,374,544	12.05	to	11.88	28,315,323	3.43%	21.77%	to	21.46%
2018	0.00%	to	0.25%	2,384,652	9.90	to	9.78	23,397,777	2.12%	-13.81%	to	-14.03%
2017	0.00%	to	0.25%	3,314,850	11.48	to	11.38	37,811,091	3.00%	24.88%	to	24.57%
2016	0.00%	to	0.25%	2,805,657	9.19	to	9.13	25,664,925	3.07%	0.92%	to	0.67%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020	0.00%			120,503	18.90			2,277,107	3.04%	9.31%
2019	0.00%			117,469	17.29			2,030,781	3.22%	9.89%
2018	0.00%			127,441	15.73			2,004,980	2.77%	-1.20%
2017	0.00%			122,014	15.92			1,942,992	2.32%	3.94%
2016	0.00%			145,090	15.32			2,222,841	2.98%	3.70%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.00%			1,114,827	20.16			22,475,770	0.98%	51.04%
2019	0.00%			1,200,666	13.35			16,026,199	1.23%	33.15%
2018	0.00%			1,318,529	10.02			13,217,896	1.09%	-16.46%
2017	0.00%			1,364,483	12.00			16,373,011	1.23%	25.77%
2016	0.00%			1,476,548	9.54			14,087,207	1.44%	-2.12%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.00%			428,631	11.78			5,050,061	0.00%	17.82%			****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.00%	to	0.25%	487,140	36.33	to	35.20	17,642,372	0.00%	30.09%	to	29.77%
2019	0.00%	to	0.25%	542,567	27.93	to	27.12	15,086,794	4.06%	30.53%	to	30.20%
2018	0.00%	to	0.25%	606,571	21.39	to	20.83	12,927,838	0.31%	-3.08%	to	-3.32%
2017	0.00%	to	0.25%	624,433	22.07	to	21.55	13,741,353	0.35%	30.20%	to	29.88%
2016	0.00%	to	0.25%	702,223	16.95	to	16.59	11,876,806	0.89%	2.19%	to	1.94%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.00%	to	0.25%	1,518,258	44.97	to	43.57	68,167,277	0.00%	60.90%	to	60.50%
2019	0.00%	to	0.25%	1,543,482	27.95	to	27.14	43,080,056	0.00%	37.25%	to	36.91%
2018	0.00%	to	0.25%	1,712,714	20.36	to	19.83	34,827,130	0.00%	-6.85%	to	-7.08%
2017	0.00%	to	0.25%	1,786,642	21.86	to	21.34	39,018,652	0.00%	27.74%	to	27.42%
2016	0.00%	to	0.25%	2,572,757	17.11	to	16.75	43,899,908	0.00%	6.47%	to	6.20%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.00%	to	0.25%	302,109	26.78	to	25.94	8,001,705	2.18%	-1.07%	to	-1.32%
2019	0.00%	to	0.25%	326,265	27.07	to	26.29	8,745,468	2.38%	23.97%	to	23.66%
2018	0.00%	to	0.25%	338,667	21.83	to	21.26	7,329,003	1.30%	-13.12%	to	-13.33%
2017	0.00%	to	0.25%	321,257	25.13	to	24.53	8,020,943	1.93%	13.95%	to	13.66%
2016	0.00%	to	0.25%	60,062	22.05	to	21.58	1,306,453	1.61%	17.72%	to	17.43%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%			464,832	26.31			12,228,172	2.08%	-1.14%
2019	0.00%			500,340	26.61			13,314,607	2.25%	23.85%
2018	0.00%			539,003	21.49			11,581,733	1.06%	-13.15%
2017	0.00%			595,604	24.74			14,736,438	1.10%	13.84%
2016	0.00%			655,772	21.73			14,252,796	1.41%	17.59%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.00%			682,660	28.22			19,262,259	0.43%	13.55%
2019	0.00%			744,674	24.85			18,504,708	0.66%	28.07%
2018	0.00%			777,174	19.40			15,079,331	0.54%	-4.76%
2017	0.00%			885,441	20.37			18,039,591	0.52%	24.85%
2016	0.00%			970,413	16.32			15,835,198	0.80%	13.60%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.00%			6,143	29.15			179,085	0.72%	13.36%
2019	0.00%			8,372	25.72			215,301	0.81%	26.01%
2018	0.00%	to	0.25%	10,147	20.41	to	12.03	206,797	0.66%	-5.79%	to	-6.03%
2017	0.00%			10,377	21.66			224,801	0.54%	18.62%
2016	0.00%			13,923	18.26			254,278	0.79%	10.11%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.00%	to	0.20%	3,865,693	54.92	to	21.16	207,291,349	1.36%	18.90%	to	18.66%
2019	0.00%	to	0.25%	4,099,182	46.19	to	17.80	186,532,170	1.73%	37.62%	to	37.27%
2018	0.00%	to	0.25%	4,451,457	33.57	to	12.97	146,879,969	0.78%	-1.27%	to	-1.52%
2017	0.00%	to	0.25%	4,775,384	34.00	to	13.17	160,027,861	0.48%	27.31%	to	26.99%
2016	0.00%	to	0.25%	5,059,454	26.71	to	10.37	135,005,393	0.76%	3.63%	to	3.68%	****
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.00%	to	0.25%	1,317,987	20.25	to	39.46	29,813,361	1.55%	-5.39%	to	-5.62%
2019	0.00%	to	0.25%	1,372,936	21.40	to	41.81	32,551,143	1.72%	30.70%	to	30.38%
2018	0.00%	to	0.25%	1,473,675	16.37	to	32.07	27,139,310	1.82%	-3.92%	to	-4.16%
2017	0.00%	to	0.25%	1,662,999	17.04	to	33.46	32,188,831	2.18%	6.50%	to	6.23%
2016	0.00%	to	0.25%	1,769,718	16.00	to	31.50	32,029,409	2.01%	7.35%	to	7.08%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.00%	to	0.25%	67,904	23.00	to	15.76	1,557,624	1.01%	57.85%	to	57.59%
2019	0.00%			57,737	19.28			1,113,172	0.94%	24.96%
2018	0.00%			65,783	15.43			1,014,967	1.23%	-11.34%
2017	0.00%			55,447	17.40			964,941	0.89%	14.18%
2016	0.00%			60,309	15.24			919,207	1.37%	20.87%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2020	0.00%	to	0.25%	2,453,534	13.33	to	12.92	32,108,328	2.50%	3.20%	to	2.95%
2019	0.00%	to	0.25%	8,069,491	12.92	to	12.55	102,835,231	2.57%	4.33%	to	4.07%
2018	0.00%	to	0.25%	6,606,604	12.38	to	12.06	80,692,065	3.17%	0.98%	to	0.73%
2017	0.00%	to	0.25%	3,643,728	12.26	to	11.97	44,065,574	2.28%	1.95%	to	1.70%
2016	0.00%	to	0.25%	2,715,651	12.03	to	11.77	32,219,057	2.63%	2.75%	to	2.49%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.00%			251,284	12.88			3,237,618	1.66%	2.83%
2019	0.00%			234,739	12.53			2,941,158	2.37%	4.09%
2018	0.00%			223,003	12.04			2,684,401	2.79%	0.82%
2017	0.00%			135,228	11.94			1,614,564	1.87%	1.58%
2016	0.00%			103,139	11.75			1,212,293	1.48%	2.49%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%			43,970	19.04			837,364	1.40%	5.18%
2019	0.00%			60,476	18.11			1,094,990	2.48%	12.49%
2018	0.00%			62,918	16.10			1,012,749	2.00%	-15.69%
2017	0.00%			60,833	19.09			1,161,395	2.42%	22.72%
2016	0.00%			36,585	15.56			569,167	2.03%	1.12%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	0.10%	2,592,546	14.85	to	13.65	38,495,066	0.24%	0.24%	to	0.14%
2019	0.00%	to	0.25%	2,945,259	14.81	to	12.13	43,621,222	1.77%	1.78%	to	1.53%
2018	0.00%	to	0.25%	3,087,242	14.55	to	11.95	44,916,430	1.39%	1.39%	to	1.14%
2017	0.00%	to	0.25%	2,720,878	14.35	to	11.81	39,022,347	0.42%	0.42%	to	0.17%
2016	0.00%	to	0.25%	3,214,145	14.29	to	11.79	45,893,151	0.01%	0.01%	to	-0.24%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.00%	to	0.25%	19,122,843	12.21	to	11.67	225,619,161	0.26%	0.26%	to	0.01%
2019	0.00%	to	0.25%	18,952,580	12.18	to	11.67	223,665,269	1.83%	1.83%	to	1.58%
2018	0.00%	to	0.25%	15,777,823	11.96	to	11.48	182,989,302	1.43%	1.44%	to	1.19%
2017	0.00%	to	0.25%	15,049,008	11.79	to	11.35	172,496,303	0.47%	0.47%	to	0.22%
2016	0.00%	to	0.25%	13,128,527	11.73	to	11.33	149,888,173	0.03%	0.03%	to	-0.22%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.00%	to	0.25%	712,462	78.70	to	51.56	49,314,100	0.02%	22.69%	to	22.38%
2019	0.00%	to	0.25%	795,273	64.14	to	42.13	44,132,344	0.07%	25.65%	to	25.33%
2018	0.00%	to	0.25%	916,577	51.05	to	33.61	39,442,351	0.01%	-12.63%	to	-12.85%
2017	0.00%	to	0.25%	970,377	58.43	to	38.57	48,099,161	0.00%	13.49%	to	13.20%
2016	0.00%	to	0.25%	1,059,980	51.49	to	34.07	46,370,729	0.33%	22.83%	to	22.53%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.00%	to	0.25%	530,757	65.51	to	62.06	34,251,785	0.00%	40.89%	to	40.54%
2019	0.00%	to	0.25%	578,711	46.50	to	44.16	26,525,233	0.00%	35.71%	to	35.37%
2018	0.00%	to	0.25%	622,751	34.26	to	32.62	21,042,841	0.00%	-7.94%	to	-8.17%
2017	0.00%	to	0.25%	634,458	37.22	to	35.52	23,303,149	0.00%	24.92%	to	24.61%
2016	0.00%	to	0.25%	614,860	29.79	to	28.50	18,116,126	0.00%	8.30%	to	8.04%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.00%	to	0.25%	581,640	66.62	to	49.44	37,873,821	0.08%	5.15%	to	4.89%
2019	0.00%	to	0.25%	605,244	63.35	to	47.13	37,374,355	1.06%	19.00%	to	18.70%
2018	0.00%	to	0.25%	666,577	53.24	to	39.71	34,101,799	0.68%	-16.95%	to	-17.16%
2017	0.00%	to	0.25%	717,085	64.11	to	47.93	44,148,210	0.51%	9.06%	to	8.79%
2016	0.00%	to	0.25%	778,121	58.78	to	44.06	43,757,132	0.64%	25.93%	to	25.62%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.00%	to	0.25%	1,058,400	45.43	to	35.17	48,008,857	1.08%	10.35%	to	10.08%
2019	0.00%	to	0.25%	2,069,600	41.17	to	31.95	77,888,080	0.77%	29.31%	to	28.98%
2018	0.00%	to	0.25%	4,994,776	31.84	to	24.77	136,447,001	1.08%	0.00%	to	-0.25%
2017	0.00%	to	0.25%	5,166,790	31.84	to	24.84	141,543,651	0.98%	20.52%	to	20.22%
2016	0.00%	to	0.25%	5,801,396	26.42	to	20.66	131,664,747	1.45%	11.39%	to	11.11%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2020	0.00%	to	0.25%	40,347	89.81	to	45.99	1,865,369	0.00%	39.98%	to	39.63%
2019	0.00%	to	0.25%	58,523	64.16	to	32.94	2,027,969	0.00%	32.75%	to	32.42%
2018	0.00%	to	0.25%	73,877	48.33	to	24.87	1,838,116	0.00%	-6.40%	to	-6.64%
2017	0.00%	to	0.25%	79,235	51.64	to	26.64	2,111,578	0.00%	25.29%	to	24.98%
2016	0.00%	to	0.25%	88,094	41.22	to	21.32	1,878,424	0.00%	4.40%	to	4.14%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.00%			51,504	21.54			1,109,490	0.00%	39.71%
2019	0.00%			75,744	15.42			1,167,896	0.00%	32.48%
2018	0.00%			66,658	11.64			775,808	0.00%	-6.56%
2017	0.00%			88,306	12.46			1,099,883	0.00%	24.56%
2016	0.00%			102,493	10.00			1,024,861	0.00%	4.16%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2020	0.00%	to	0.10%	1,350	21.46	to	21.15	28,716	1.05%	-2.62%	to	-2.72%
2019	0.00%	to	0.20%	1,756	22.04	to	21.44	38,226	0.51%	16.74%	to	16.51%
2018	0.00%	to	0.25%	122,620	18.88	to	18.29	2,244,041	0.60%	-15.28%	to	-15.49%
2017	0.00%	to	0.25%	196,232	22.28	to	21.64	4,248,282	0.79%	16.74%	to	16.44%
2016	0.00%	to	0.25%	301,368	19.09	to	18.58	5,601,936	0.67%	16.17%	to	15.88%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.00%	to	0.25%	49,461	53.80	to	51.48	2,659,925	0.56%	19.56%	to	19.26%
2019	0.00%	to	0.25%	73,644	45.00	to	43.16	3,295,233	0.44%	25.88%	to	25.57%
2018	0.00%			56,641	35.75			2,024,700	0.48%	-5.73%
2017	0.00%			62,085	37.92			2,354,080	0.52%	18.43%
2016	0.00%			63,947	32.02			2,047,381	0.70%	9.86%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.00%			207,597	13.71			2,846,187	2.33%	3.46%
2019	0.00%			218,350	13.25			2,893,560	2.01%	3.69%
2018	0.00%			217,249	12.78			2,776,608	1.59%	1.02%
2017	0.00%			228,876	12.65			2,895,650	1.31%	0.89%
2016	0.00%			315,280	12.54			3,953,563	1.14%	1.22%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2020	0.00%			3,627	13.51			49,013	2.18%	5.66%
2019	0.00%			3,618	12.79			46,272	2.19%	14.48%
2018	0.00%			3,588	11.17			40,083	1.64%	-6.15%
2017	0.00%			3,552	11.90			42,281	1.52%	10.58%
2016	0.00%			3,491	10.76			37,578	1.34%	6.02%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2020	0.00%			3,591	13.93			50,011	2.07%	5.18%
2019	0.00%			3,493	13.24			46,251	1.88%	16.93%
2018	0.00%			3,413	11.32			38,647	1.54%	-8.84%
2017	0.00%			2,874	12.42			35,698	1.59%	17.45%
2016	0.00%			2,939	10.58			31,081	1.58%	5.51%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2020	0.00%			10,474	14.10			147,710	1.93%	5.90%
2019	0.00%			4,296	13.32			57,210	2.09%	16.16%
2018	0.00%			4,454	11.46			51,061	1.60%	-7.38%
2017	0.00%			4,249	12.38			52,590	1.60%	13.83%
2016	0.00%			4,003	10.87			43,524	1.90%	6.14%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020	0.00%	to	0.25%	214,380	24.65	to	23.64	5,194,505	5.47%	8.01%	to	7.74%
2019	0.00%	to	0.25%	675,872	22.82	to	21.94	14,999,803	2.81%	11.90%	to	11.62%
2018	0.00%	to	0.25%	1,106,937	20.39	to	19.66	21,946,729	3.18%	-5.41%	to	-5.64%
2017	0.00%	to	0.25%	1,251,381	21.56	to	20.83	26,275,407	4.77%	13.54%	to	13.26%
2016	0.00%	to	0.25%	1,190,145	18.99	to	18.39	22,052,007	2.69%	12.93%	to	12.65%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.00%	to	0.25%	104,814	15.70	to	15.21	1,623,712	5.60%	10.77%	to	10.50%
2019	0.00%	to	0.25%	114,171	14.18	to	13.77	1,592,948	2.03%	7.02%	to	6.76%
2018	0.00%	to	0.25%	121,129	13.25	to	12.90	1,579,260	5.27%	-3.98%	to	-4.22%
2017	0.00%	to	0.25%	107,560	13.80	to	13.47	1,463,348	1.60%	10.85%	to	10.57%
2016	0.00%	to	0.25%	108,659	12.45	to	12.18	1,334,432	1.18%	3.01%	to	2.75%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.00%	to	0.25%	32,324	11.76	to	11.65	376,994	5.79%	5.55%	to	5.29%
2019	0.00%	to	0.25%	36,396	11.14	to	11.06	402,715	1.75%	7.01%	to	6.74%
2018	0.20%	to	0.25%	37,522	10.37			388,929	1.40%	1.91%	to	1.86%
2017	0.20%	to	0.25%	1,364	10.18			13,882	4.07%	1.79%	to	1.76	%****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2020	0.10%	to	0.25%	53,516	11.71	to	11.64	623,388	2.49%	10.00%	to	9.84%
2019	0.20%	to	0.25%	45,894	10.61	to	10.60	486,599	2.48%	5.91%	to	5.86%
2018	0.20%	to	0.25%	29,386	10.02	to	10.01	294,330	6.77%	-4.39%	to	-4.44%
2017	0.20%	to	0.25%	29,861	10.48			312,923	2.87%	4.82%	to	4.78	%****
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2020	0.00%	to	0.25%	73,350	11.92	to	11.84	869,082	4.80%	5.72%	to	5.45%
2019	0.00%	to	0.25%	53,595	11.27	to	11.22	601,755	4.74%	14.73%	to	14.44%
2018	0.00%	to	0.25%	17,836	9.82	to	9.81	174,995	0.60%	-1.76%	to	-1.92	%****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.00%	to	0.25%	2,498,735	17.00	to	16.24	41,172,809	1.17%	2.99%	to	2.73%
2019	0.00%	to	0.25%	2,169,008	16.51	to	15.81	34,754,394	2.76%	4.03%	to	3.77%
2018	0.00%	to	0.25%	2,259,303	15.87	to	15.23	34,758,052	1.93%	0.34%	to	0.09%
2017	0.00%	to	0.25%	2,337,915	15.82	to	15.22	35,880,442	1.31%	1.35%	to	1.10%
2016	0.00%	to	0.25%	2,612,115	15.60	to	15.05	39,611,897	1.49%	1.41%	to	1.15%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2020	0.00%	to	0.25%	870,552	21.46	to	20.89	18,624,770	1.63%	17.38%	to	17.09%
2019	0.00%	to	0.25%	474,406	18.28	to	17.85	8,637,893	2.07%	13.32%	to	13.04%
2018	0.00%	to	0.25%	1,221,413	16.13	to	15.79	19,675,839	2.28%	-2.38%	to	-2.63%
2017	0.00%	to	0.25%	99,714	16.53	to	16.21	1,623,866	2.17%	8.96%	to	8.69%
2016	0.00%	to	0.25%	87,777	15.17	to	14.92	1,312,706	2.00%	0.68%	to	0.43%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2020	0.00%	to	0.25%	2,268,919	23.77	to	22.70	52,134,936	1.43%	11.72%	to	11.44%
2019	0.00%	to	0.25%	2,292,172	21.28	to	20.37	47,192,762	1.67%	8.44%	to	8.16%
2018	0.00%	to	0.25%	2,580,241	19.62	to	18.84	48,941,173	2.45%	-2.21%	to	-2.46%
2017	0.00%	to	0.25%	2,621,163	20.07	to	19.31	50,833,643	2.37%	3.66%	to	3.40%
2016	0.00%	to	0.25%	2,947,950	19.36	to	18.67	55,376,645	2.28%	5.19%	to	4.92%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2020	0.00%			23,857	6.30			150,242	6.51%	1.35%
2019	0.00%			22,676	6.21			140,900	4.51%	11.43%
2018	0.00%			21,575	5.58			120,307	1.88%	-14.13%
2017	0.00%			24,328	6.49			157,984	11.82%	2.15%
2016	0.00%			26,588	6.36			169,022	1.17%	15.16%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	to	0.25%	3,331,795	25.03	to	23.90	81,214,234	2.11%	8.64%	to	8.37%
2019	0.00%	to	0.25%	3,204,002	23.04	to	22.06	71,823,226	3.01%	8.35%	to	8.08%
2018	0.00%	to	0.25%	3,238,199	21.26	to	20.41	66,878,948	2.53%	-0.54%	to	-0.79%
2017	0.00%	to	0.25%	3,625,131	21.37	to	20.57	75,462,939	2.03%	4.92%	to	4.66%
2016	0.00%	to	0.25%	3,991,985	20.37	to	19.65	79,322,917	2.08%	2.69%	to	2.43%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.00%			118,429	14.35			1,698,982	1.72%	5.80%
2019	0.00%			110,712	13.56			1,501,164	2.06%	30.40%
2018	0.00%			124,107	10.40			1,290,445	0.55%	-8.49%
2017	0.00%			87,969	11.36			999,528	0.00%	13.62%		****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.00%			140,034	25.79			3,610,974	0.03%	38.71%
2019	0.00%			101,955	18.59			1,895,388	0.15%	36.74%
2018	0.00%			137,529	13.60			1,869,742	0.00%	2.38%
2017	0.00%			110,820	13.28			1,471,597	0.10%	30.90%
2016	0.00%			114,741	10.14			1,163,974	0.00%	1.44%		****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	0.00%			40,015	30.11			1,204,943	1.60%	12.10%
2019	0.00%			45,519	26.86			1,222,782	1.37%	25.15%
2018	0.00%			46,112	21.46			989,761	1.40%	-19.11%
2017	0.00%			39,804	26.54			1,056,240	2.24%	26.58%
2016	0.00%			39,642	20.96			831,053	3.39%	-2.45%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2020	0.20%	to	0.25%	54,468	19.21	to	19.08	1,041,141	1.12%	3.76%	to	3.70%
2019	0.20%	to	0.25%	42,112	18.51	to	18.40	776,045	0.61%	23.99%	to	23.93%
2018	0.00%	to	0.25%	40,721	15.27	to	14.85	607,704	0.40%	-19.93%	to	-20.13%
2017	0.00%	to	0.25%	51,534	19.07	to	18.59	961,350	0.75%	7.87%	to	7.60%
2016	0.00%	to	0.25%	57,699	17.68	to	17.28	998,748	1.18%	27.49%	to	27.18%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2020	0.00%	to	0.25%	56,567	46.05	to	43.99	2,537,248	0.00%	23.79%	to	23.48%
2019	0.00%	to	0.25%	114,963	37.20	to	35.62	4,163,533	0.00%	19.55%	to	19.25%
2018	0.00%	to	0.25%	144,169	31.12	to	29.87	4,326,771	0.00%	-9.04%	to	-9.27%
2017	0.00%	to	0.25%	154,935	34.21	to	32.93	5,124,746	0.61%	5.18%	to	4.92%
2016	0.00%	to	0.25%	199,081	32.53	to	31.38	6,274,296	0.72%	19.71%	to	19.41%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2020	0.00%	to	0.25%	3,107,541	42.37	to	41.52	129,855,277	0.00%	34.28%	to	33.94%
2019	0.00%	to	0.25%	3,244,814	31.56	to	31.00	101,115,679	0.00%	29.89%	to	29.56%
2018	0.00%	to	0.25%	3,549,101	24.29	to	23.92	85,324,670	0.00%	1.92%	to	1.66%
2017	0.00%	to	0.25%	2,734,104	23.84	to	23.53	64,558,274	0.00%	36.17%	to	35.83%
2016	0.00%	to	0.25%	2,741,163	17.51	to	17.32	47,617,148	0.00%	0.78%	to	0.53%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2020	0.00%	to	0.25%	523,995	39.74	to	37.96	20,125,400	2.06%	0.96%	to	0.70%
2019	0.00%	to	0.25%	632,019	39.37	to	37.70	24,039,343	2.07%	26.04%	to	25.73%
2018	0.00%	to	0.25%	683,732	31.23	to	29.98	20,635,692	1.77%	-9.69%	to	-9.92%
2017	0.00%	to	0.25%	776,338	34.58	to	33.28	25,992,814	1.47%	15.73%	to	15.44%
2016	0.00%	to	0.25%	959,441	29.88	to	28.83	27,774,880	1.78%	18.85%	to	18.56%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.00%			244,003	66.07			16,120,573	0.00%	29.27%
2019	0.00%			239,216	51.11			12,226,008	0.00%	28.63%
2018	0.00%			283,769	39.73			11,275,030	0.00%	0.86%
2017	0.00%	to	0.25%	592,826	39.40	to	38.42	23,105,468	0.00%	27.31%	to	26.99%
2016	0.00%	to	0.25%	719,025	30.95	to	30.26	22,036,233	0.00%	-10.72%	to	-10.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2020	0.00%	to	0.25%	1,117,432	11.87	to	11.58	12,996,616	1.95%	4.70%	to	4.44%
2019	0.00%	to	0.25%	2,482,744	11.34	to	11.09	27,582,145	2.39%	4.35%	to	4.09%
2018	0.00%	to	0.25%	2,121,125	10.87	to	10.65	22,607,912	2.02%	1.18%	to	0.92%
2017	0.00%	to	0.25%	1,699,172	10.74	to	10.55	17,941,907	1.47%	1.06%	to	0.81%
2016	0.00%	to	0.25%	1,472,159	10.63	to	10.47	15,419,311	1.36%	1.37%	to	1.11%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2020	0.10%	to	0.25%	371,947	99.72	to	97.02	36,246,339	0.00%	23.35%	to	23.17%
2019	0.10%	to	0.25%	407,648	80.85	to	78.77	32,234,125	0.00%	30.85%	to	30.65%
2018	0.10%	to	0.25%	402,726	61.79	to	60.29	24,296,604	0.00%	-2.40%	to	-2.54%
2017	0.20%	to	0.25%	434,376	62.34	to	61.87	26,892,004	0.00%	24.20%	to	24.13%
2016	0.20%	to	0.25%	458,552	50.20	to	49.84	22,859,346	0.00%	5.82%	to	5.77%
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)
2020	0.00%	to	0.25%	1,053,561	75.21	to	72.14	77,132,392	0.00%	44.37%	to	44.01%
2019	0.00%	to	0.25%	1,133,445	52.09	to	50.09	57,464,928	0.42%	34.93%	to	34.59%
2018	0.00%	to	0.25%	1,173,553	38.61	to	37.22	43,978,505	0.16%	1.16%	to	0.90%
2017	0.00%	to	0.25%	1,280,669	38.16	to	36.88	47,540,100	0.11%	34.43%	to	34.09%
2016	0.00%	to	0.25%	1,270,514	28.39	to	27.51	35,110,559	0.04%	1.31%	to	1.06%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)
2020	0.00%	to	0.25%	357,259	26.59	to	25.67	9,307,068	1.34%	14.54%	to	14.25%
2019	0.00%	to	0.25%	398,214	23.22	to	22.47	9,060,881	1.93%	19.80%	to	19.50%
2018	0.00%	to	0.25%	480,068	19.38	to	18.80	9,041,888	2.10%	-5.08%	to	-5.32%
2017	0.00%	to	0.25%	258,877	20.42	to	19.86	5,154,799	1.47%	17.41%	to	17.12%
2016	0.00%	to	0.25%	234,318	17.39	to	16.96	3,981,119	1.71%	6.45%	to	6.19%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.00%	to	0.25%	190,708	56.11	to	67.86	11,533,978	2.02%	17.25%	to	16.96%
2019	0.00%	to	0.25%	217,323	47.86	to	58.02	11,270,070	0.48%	30.60%	to	30.27%
2018	0.00%	to	0.25%	244,574	36.65	to	44.54	9,731,215	0.29%	-23.49%	to	-23.68%
2017	0.00%	to	0.25%	256,411	47.89	to	58.36	13,060,213	0.39%	51.03%	to	50.66%
2016	0.00%	to	0.25%	232,376	31.71	to	38.74	7,894,612	0.45%	0.10%	to	-0.15%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.00%	to	0.25%	479,161	30.43	to	34.82	16,292,094	0.93%	19.11%	to	18.81%
2019	0.00%	to	0.25%	539,484	25.55	to	29.31	15,250,927	0.00%	11.87%	to	11.59%
2018	0.00%	to	0.25%	785,577	22.84	to	26.26	20,077,057	0.00%	-28.28%	to	-28.46%
2017	0.00%	to	0.25%	860,088	31.84	to	36.71	30,644,694	0.00%	-1.70%	to	-1.94%
2016	0.00%	to	0.25%	890,301	32.39	to	37.44	32,061,348	0.38%	43.71%	to	43.35%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2020	0.00%	to	0.25%	522,971	27.22	to	26.35	13,867,162	2.63%	10.68%	to	10.40%
2019	0.20%	to	0.25%	496,895	24.01	to	23.87	11,921,228	2.60%	22.24%	to	22.18%
2018	0.20%	to	0.25%	502,080	19.64	to	19.54	9,854,999	2.31%	-3.60%	to	-3.65%
2017	0.20%	to	0.25%	526,651	20.38	to	20.28	10,724,851	2.25%	14.49%	to	14.43%
2016	0.20%	to	0.25%	525,315	17.80	to	17.72	9,344,611	2.34%	10.79%	to	10.74%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2020	0.20%	to	0.25%	937,936	20.61	to	20.55	19,323,339	1.45%	17.24%	to	17.18%
2019	0.20%	to	0.25%	1,124,585	17.58	to	17.54	19,763,411	1.10%	26.25%	to	26.18%
2018	0.20%	to	0.25%	1,154,543	13.93	to	13.90	16,073,057	0.79%	-1.38%	to	-1.43%
2017	0.20%	to	0.25%	1,112,691	14.12	to	14.10	15,707,835	1.10%	28.58%	to	28.51%
2016	0.20%	to	0.25%	1,075,747	10.98	to	10.97	11,812,030	1.14%	10.62%	to	10.57%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2018	0.20%	to	0.25%	639,958	17.15	to	17.06	10,969,558	2.56%	-9.30%	to	-9.34%
2017	0.20%	to	0.25%	710,009	18.91	to	18.82	13,419,424	2.87%	12.93%	to	12.87%
2016	0.20%	to	0.25%	823,155	16.75	to	16.67	13,777,631	2.74%	12.74%	to	12.68%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2020	0.00%			14,840	11.18			165,921	1.10%	3.25%		****
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2020	0.00%			8,031	13.00			104,429	0.00%	18.20%		****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2020	0.00%	to	0.25%	4,401,877	14.33	to	13.98	61,796,645	1.99%	7.58%	to	7.31%
2019	0.20%	to	0.25%	3,770,243	13.08	to	13.02	49,299,409	2.57%	8.46%	to	8.40%
2018	0.20%	to	0.25%	2,802,309	12.06	to	12.02	33,788,586	1.84%	-0.33%	to	-0.38%
2017	0.20%	to	0.25%	2,158,608	12.10	to	12.06	26,115,804	2.27%	3.28%	to	3.22%
2016	0.20%	to	0.25%	1,957,890	11.72	to	11.68	22,938,055	2.14%	2.27%	to	2.22%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2020	0.00%	to	0.25%	652,790	28.71	to	27.79	18,252,019	1.20%	57.58%	to	57.19%
2019	0.20%	to	0.25%	684,174	17.79	to	17.68	12,160,075	1.40%	30.95%	to	30.89%
2018	0.20%	to	0.25%	790,875	13.58	to	13.51	10,734,926	0.75%	-12.79%	to	-12.83%
2017	0.20%	to	0.25%	797,393	15.58	to	15.50	12,411,972	0.99%	42.39%	to	42.32%
2016	0.20%	to	0.25%	737,202	10.94	to	10.89	8,059,541	1.45%	1.67%	to	1.62%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2020	0.00%	to	0.25%	905,295	33.02	to	31.96	29,104,519	1.61%	18.07%	to	17.78%
2019	0.20%	to	0.25%	1,017,241	27.30	to	27.14	27,746,660	1.48%	30.61%	to	30.55%
2018	0.20%	to	0.25%	1,155,762	20.90	to	20.79	24,138,907	1.21%	-9.51%	to	-9.56%
2017	0.20%	to	0.25%	1,281,420	23.10	to	22.98	29,579,690	1.18%	18.84%	to	18.78%
2016	0.20%	to	0.25%	1,397,843	19.44	to	19.35	27,153,526	1.37%	10.89%	to	10.84%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2020	0.00%	to	0.25%	127,533	23.68	to	23.09	2,959,928	2.69%	-4.85%	to	-5.09%
2019	0.20%	to	0.25%	100,637	24.44	to	24.33	2,457,561	2.74%	28.55%	to	28.48%
2018	0.20%	to	0.25%	121,963	19.01	to	18.93	2,317,105	5.01%	-5.54%	to	-5.59%
2017	0.20%	to	0.25%	418,417	20.12	to	20.05	8,416,439	2.48%	4.57%	to	4.52%
2016	0.20%	to	0.25%	479,306	19.25	to	19.19	9,220,808	2.47%	8.14%	to	8.09%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2020	0.00%	to	0.25%	248,618	34.93	to	34.19	8,532,316	0.67%	23.18%	to	22.88%
2019	0.20%	to	0.25%	278,570	27.93	to	27.82	7,775,653	0.53%	27.85%	to	27.79%
2018	0.20%	to	0.25%	294,192	21.84	to	21.77	6,423,351	0.32%	-7.45%	to	-7.50%
2017	0.20%	to	0.25%	233,629	23.60	to	23.54	5,512,048	0.45%	23.22%	to	23.16%
2016	0.20%	to	0.25%	236,916	19.15	to	19.11	4,536,674	0.33%	14.71%	to	14.65%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2020	0.00%			1,592	15.07			23,991	0.00%	5.49%
2017	0.20%	to	0.25%	351,131	13.11	to	13.05	4,600,829	1.83%	1.89%	to	1.84%
2016	0.20%	to	0.25%	466,816	12.87	to	12.81	6,003,838	1.79%	2.51%	to	2.46%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2020	0.20%	to	0.25%	1,568,615	12.71	to	12.70	19,935,377	2.16%	10.96%	to	10.90%
2019	0.20%	to	0.25%	1,386,663	11.46	to	11.45	15,883,704	1.95%	21.31%	to	21.25%
2018	0.20%	to	0.25%	1,102,651	9.44			10,412,288	0.00%	-5.57%	to	-5.58	%****
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2020	0.00%	to	0.25%	239,764	10.76	to	10.71	2,573,424	1.46%	-1.33%	to	-1.58%
2019	0.00%	to	0.25%	89,155	10.90	to	10.89	970,992	2.55%	9.04%	to	8.86	%****
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2020	0.00%	to	0.25%	644,734	51.13	to	49.46	32,612,947	0.00%	62.65%	to	62.24%
2019	0.00%	to	0.25%	647,369	31.44	to	30.49	20,125,583	0.00%	39.02%	to	38.67%
2018	0.00%	to	0.25%	683,178	22.61	to	21.98	15,285,492	0.00%	-7.06%	to	-7.30%
2017	0.00%	to	0.25%	685,998	24.33	to	23.71	16,520,847	0.00%	29.13%	to	28.81%
2016	0.00%	to	0.25%	748,933	18.84	to	18.41	13,994,736	0.00%	7.65%	to	7.38%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2020	0.00%	to	0.25%	182,183	48.58	to	46.13	8,449,644	0.44%	21.00%	to	20.70%
2019	0.00%	to	0.25%	201,520	40.14	to	38.22	7,744,811	0.28%	31.46%	to	31.14%
2018	0.00%	to	0.25%	197,765	30.54	to	29.14	5,775,436	0.19%	-7.15%	to	-7.38%
2017	0.00%	to	0.25%	219,564	32.89	to	31.47	6,924,848	0.67%	20.44%	to	20.14%
2016	0.00%	to	0.25%	229,422	27.31	to	26.19	6,021,481	2.02%	12.23%	to	11.95%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.00%	to	0.25%	237,092	43.48	to	42.07	10,128,757	0.00%	57.78%	to	57.39%
2019	0.00%	to	0.25%	251,278	27.56	to	26.73	6,799,161	0.00%	24.83%	to	24.52%
2018	0.00%	to	0.25%	312,243	22.08	to	21.46	6,789,362	0.00%	1.31%	to	1.06%
2017	0.00%	to	0.25%	270,319	21.79	to	21.24	5,797,136	0.00%	25.86%	to	25.54%
2016	0.00%	to	0.25%	270,148	17.32	to	16.92	4,612,821	0.00%	7.75%	to	7.48%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.